UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	Aberdeen Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:

Rose F. DiMartino, Esquire
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. The schedule of investments for the three-month period ended January 31, 2014 is filed herewith.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.9%)
AUSTRALIA (11.8%)
Consumer Staples (2.0%)
Woolworths Ltd. (a)	623,056	$18,575,149

Financials (2.6%)
QBE Insurance Group Ltd. (a)	2,396,150	24,071,248
Shopping Centres Australasia Property Group, REIT (a)	68,111	88,444

		24,159,692

Materials (7.2%)
BHP Billiton—London Listing (a)	1,099,073	32,355,140
Rio Tinto—London Listing (a)	620,740	33,016,146

		65,371,286

		108,106,127

CHINA (5.8%)
Energy (2.8%)
PetroChina Co. Ltd., H Shares (a)	26,578,000	25,621,362

Telecommunication Services (3.0%)
China Mobile Ltd. (a)	2,904,000	27,729,605

		53,350,967

HONG KONG (23.4%)
Consumer Discretionary (1.6%)
Li & Fung Ltd. (a)	10,458,000	14,532,143

Consumer Staples (1.4%)
Dairy Farm International Holdings Ltd.	1,429,200	13,291,560

Financials (13.9%)
AIA Group Ltd. (a)	6,322,800	29,226,775
Hang Lung Group Ltd. (a)	1,427,000	6,499,606
Hang Lung Properties Ltd. (a)	5,354,000	15,005,825
HSBC Holdings PLC (a)	3,117,818	32,278,663
Swire Pacific Ltd., Class A (a)	2,525,500	27,245,389
Swire Pacific Ltd., Class B (a)	120,000	249,651
Swire Properties Ltd. (a)	3,673,900	9,512,172
Wing Hang Bank Ltd. (a)	513,397	7,357,889

		127,375,970

Industrials (4.9%)
Jardine Matheson Holdings Ltd. (a)	178,000	9,537,250
Jardine Strategic Holdings Ltd. (a)	1,076,500	34,939,438

		44,476,688

Information Technology (1.6%)
ASM Pacific Technology Ltd. (a)	1,579,200	14,788,333

		214,464,694

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

INDIA (12.3%)
Consumer Discretionary (1.3%)
Hero MotoCorp Ltd. (a)	387,000	$12,234,650

Financials (4.5%)
Housing Development Finance Corp. Ltd. (a)	2,799,799	35,993,366
ICICI Bank Ltd. (a)	246,200	3,871,912
ICICI Bank Ltd., ADR	26,800	862,156

		40,727,434

Health Care (1.1%)
Glaxosmithkline Pharmaceuticals Ltd.	203,927	9,712,204

Information Technology (3.1%)
Infosys Ltd. (a)	470,250	27,622,241
Infosys Ltd., ADR	10,390	608,646

		28,230,887

Materials (2.3%)
Grasim Industries Ltd. (a)	42,024	1,716,963
Grasim Industries Ltd., GDR (a)(b)	20,080	818,485
UltraTech Cement Ltd. (a)	691,142	18,896,495
UltraTech Cement Ltd., GDR (b)	330	8,988

		21,440,931

		112,346,106

INDONESIA (0.7%)
Consumer Staples (0.7%)
PT Unilever Indonesia Tbk (a)	2,799,500	6,579,393

MALAYSIA (3.6%)
Consumer Staples (1.0%)
British American Tobacco Bhd	481,500	8,748,005

Financials (2.6%)
CIMB Group Holdings Bhd (a)	6,485,838	13,417,041
Public Bank Bhd (Foreign Mkt) (a)	1,824,500	10,426,321

		23,843,362

		32,591,367

PHILIPPINES (3.0%)
Financials (3.0%)
Ayala Corp. (a)	1,084,000	12,526,984
Ayala Land, Inc. (a)	12,312,700	7,091,346
Bank of Philippine Islands (a)	3,829,684	7,488,979

		27,107,309

REPUBLIC OF SOUTH KOREA (1.4%)
Consumer Staples (1.4%)
E-Mart Co. Ltd. (a)	51,940	12,519,305

SINGAPORE (19.0%)
Financials (10.5%)
City Developments Ltd. (a)	3,946,000	26,948,539
DBS Group Holdings Ltd. (a)	958,000	12,372,059
Oversea-Chinese Banking Corp. Ltd. (a)	4,677,864	33,988,695
United Overseas Bank Ltd. (a)	1,438,945	22,500,490

		95,809,783

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Industrials (5.6%)
Keppel Corp. Ltd. (a)	2,758,000	$22,460,107
Singapore Airlines Ltd. (a)	940,000	7,054,814
Singapore Technologies Engineering Ltd. (a)	7,495,000	22,198,702

		51,713,623

Information Technology (0.5%)
Venture Corp. Ltd. (a)	738,000	4,275,442

Telecommunication Services (2.4%)
Singapore Telecommunications Ltd. (a)	7,982,000	22,020,867

		173,819,715

TAIWAN (5.4%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	9,565,000	32,936,622

Telecommunication Services (1.8%)
Taiwan Mobile Co. Ltd. (a)	5,673,100	16,646,226

		49,582,848

THAILAND (4.5%)
Energy (1.8%)
PTT Exploration & Production PCL, Foreign Shares	3,689,000	17,093,782

Materials (2.7%)
Siam Cement PCL, Foreign Shares (a)	1,267,200	15,449,819
Siam Cement PCL, NVDR (a)	741,000	9,120,920

		24,570,739

		41,664,521

UNITED KINGDOM (3.0%)
Financials (3.0%)
Standard Chartered PLC (a)	1,332,992	27,091,654

Total Common Stocks		859,224,006

PREFERRED STOCKS (5.1%)
REPUBLIC OF SOUTH KOREA (5.1%)
Information Technology (5.1%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	52,847	46,572,122

Total Preferred Stocks		46,572,122

REPURCHASE AGREEMENT (0.5%)
UNITED STATES (0.5%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $4,671,000, collateralized by U.S. Treasury Bond, maturing 02/15/2042; total market value of $4,764,822	$4,671,000	4,671,000

Total Repurchase Agreement		4,671,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Total Investments (Cost $928,005,185) (c)—99.5%	910,467,128

Other assets in excess of liabilities—0.5%	4,362,500

Net Assets—100.0%	$914,829,628

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.7%)
AUSTRALIA (3.6%)
Consumer Discretionary (1.3%)
ARB Corp. Ltd. (a)	20,945	$202,100

Financials (1.3%)
Shopping Centres Australasia Property Group, REIT (a)	156,000	202,569

Industrials (1.0%)
Cabcharge Australia Ltd. (a)	49,916	167,223

		571,892

CHINA (3.4%)
Energy (0.7%)
Green Dragon Gas Ltd.* (a)	22,576	99,702
Greka Engineering & Technology Ltd.*	121,761	10,509

		110,211

Financials (1.3%)
Yanlord Land Group Ltd. (a)	234,000	204,909

Materials (1.4%)
Yingde Gases Group Co. Ltd. (a)	265,500	232,826

		547,946

HONG KONG (11.7%)
Consumer Discretionary (4.3%)
Cafe de Coral Holdings Ltd. (a)	22,000	67,423
Giordano International Ltd. (a)	316,000	226,760
Hongkong & Shanghai Hotels Ltd. (The) (a)	191,020	261,312
Texwinca Holdings Ltd. (a)	140,000	134,205

		689,700

Financials (3.8%)
AEON Credit Service (Asia) Co. Ltd. (a)	82,000	71,452
Dah Sing Financial Holdings Ltd. (a)	92,138	438,188
Public Financial Holdings Ltd.	214,000	101,710

		611,350

Industrials (2.6%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	11,600	150,323
Pacific Basin Shipping Ltd.* (a)	432,000	266,811

		417,134

Telecommunication Services (1.0%)
Asia Satellite Telecommunications Holdings Ltd. (a)	39,000	150,742

		1,868,926

INDIA (9.1%)
Consumer Staples (0.8%)
Godrej Consumer Products Ltd. (a)	10,587	127,364

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Health Care (1.7%)
Piramal Enterprises Ltd. (a)	6,400	$57,168
Sanofi India Ltd. (a)	4,907	215,135

		272,303

Industrials (1.3%)
Container Corp. of India	18,123	211,442

Information Technology (2.0%)
CMC Ltd. (a)	6,134	137,894
MphasiS Ltd.	29,849	176,317

		314,211

Materials (3.0%)
Castrol (India) Ltd. (a)	31,485	148,352
Kansai Nerolac Paints Ltd.	8,027	136,954
Ramco Cements Ltd. (The)	73,482	189,408

		474,714

Utilities (0.3%)
Gujarat Gas Co. Ltd.	13,000	50,305

		1,450,339

INDONESIA (10.6%)
Consumer Discretionary (0.8%)
Astra Otoparts Tbk PT (a)	460,000	126,159

Consumer Staples (4.7%)
Multi Bintang Indonesia Tbk PT	5,500	476,577
Petra Foods Ltd.	106,000	268,995

		745,572

Financials (2.1%)
Bank OCBC NISP Tbk PT*	1,496,895	140,066
Bank Permata Tbk PT*	1,943,561	200,564

		340,630

Industrials (1.2%)
AKR Corporindo Tbk PT (a)	514,000	185,963

Materials (1.8%)
Holcim Indonesia Tbk PT (a)	1,273,000	216,902
Vale Indonesia Tbk PT (a)	415,500	78,702

		295,604

		1,693,928

MALAYSIA (20.2%)
Consumer Discretionary (8.0%)
Aeon Co. (M) Bhd	140,100	514,935
Oriental Holdings Bhd	147,800	346,258
Panasonic Manufacturing Malaysia Bhd	11,600	71,753
Shangri-La Hotels Malaysia Bhd	162,900	340,257

		1,273,203

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Consumer Staples (4.8%)
Carlsberg Brewery Malaysia Bhd, Class B (a)	25,000	$85,210
Fraser & Neave Holdings Bhd	10,000	55,043
Guinness Anchor Bhd (a)	18,800	79,442
United Malacca Bhd	75,000	154,863
United Plantations Bhd	51,600	394,729

		769,287

Financials (3.8%)
Alliance Financial Group Bhd (a)	164,600	228,847
Bursa Malaysia Bhd (a)	59,600	138,753
SP Setia Bhd (a)	205,900	176,834
YNH Property Bhd (a)	120,200	65,365

		609,799

Industrials (1.0%)
Pos Malaysia Bhd (a)	92,800	155,226

Information Technology (1.0%)
Silverlake Axis Ltd. (a)	226,000	153,680

Materials (1.6%)
Batu Kawan BHD (a)	14,800	86,921
Tasek Corp. Bhd	40,400	169,012

		255,933

		3,217,128

NETHERLANDS (1.7%)
Information Technology (1.7%)
ASM International NV (a)	7,980	266,790

PHILIPPINES (3.1%)
Consumer Discretionary (0.7%)
Jollibee Foods Corp. (a)	34,920	116,797

Financials (0.6%)
Cebu Holdings, Inc.	769,000	96,719

Industrials (0.5%)
Asian Terminals, Inc. (a)	314,200	72,512

Utilities (1.3%)
Manila Water Co., Inc. (a)	404,400	205,576

		491,604

REPUBLIC OF SOUTH KOREA (5.4%)
Consumer Discretionary (1.9%)
Shinsegae Co. Ltd. (a)	1,420	303,190

Financials (3.5%)
BS Financial Group, Inc. (a)	18,950	278,679
DGB Financial Group, Inc. (a)	18,370	284,472

		563,151

		866,341

SINGAPORE (17.0%)
Financials (7.5%)
Ascendas Hospitality Trust, REIT (a)	231,000	131,453
Bukit Sembawang Estates Ltd. (a)	93,000	410,338

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

CDL Hospitality Trusts, REIT (a)	117,000	$147,254
Far East Hospitality Trust, REIT (a)	286,000	176,201
Hong Leong Finance Ltd. (a)	35,000	74,482
Wheelock Properties (Singapore) Ltd. (a)	208,000	256,838

		1,196,566

Health Care (1.9%)
Eu Yan Sang International Ltd.	110,000	67,202
Raffles Medical Group Ltd. (a)	99,197	232,915

		300,117

Industrials (5.6%)
ComfortDelGro Corp. Ltd. (a)	144,000	217,625
SATS Ltd. (a)	60,000	147,101
SBS Transit Ltd.	9,500	9,692
Singapore Post Ltd. (a)	153,000	160,197
Straits Trading Co. Ltd.	99,500	271,984
Yoma Strategic Holdings Ltd. (a)	160,000	91,519

		898,118

Information Technology (2.0%)
Venture Corp. Ltd. (a)	56,000	324,424

		2,719,225

SRI LANKA (3.1%)
Financials (0.7%)
Commercial Bank of Ceylon PLC (a)	123,949	120,107

Industrials (2.4%)
Aitken Spence & Co. PLC (a)	83,456	66,026
John Keells Holdings PLC (a)	170,192	309,332

		375,358

		495,465

THAILAND (7.8%)
Consumer Discretionary (2.1%)
BEC World PCL, Foreign Shares (a)	135,200	190,988
Minor International PCL, Foreign Shares (a)	233,000	146,806

		337,794

Financials (2.1%)
Tisco Financial Group PCL, Foreign Shares (a)	295,100	331,127

Health Care (1.0%)
Bumrungrad Hospital PCL, Foreign Shares (a)	63,200	161,145

Information Technology (1.0%)
Hana Microelectronics PCL, Foreign Shares (a)	208,700	156,593

Materials (1.6%)
Siam City Cement PCL, Foreign Shares (a)	23,200	249,850

		1,236,509

UNITED KINGDOM (4.0%)
Consumer Discretionary (3.0%)
Millennium & Copthorne Hotels PLC	50,577	470,592

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Consumer Staples (1.0%)
M.P. Evans Group PLC	22,875	$165,082

		635,674

Total Common Stocks		16,061,767

WARRANTS (0.1%)
SRI LANKA (0.1%)
John Keells Holdings PLC, expires 11/11/16*	7,564	4,512
John Keells Holdings PLC, expires 11/12/15*	7,564	4,339

		8,851

Total Warrants		8,851

Total Investments (Cost $17,305,340) (b)—100.8%		16,070,618

Liabilities in excess of other assets—(0.8)%		(120,535)

Net Assets—100.0%		$15,950,083

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.4%)
CHINA (23.9%)
Consumer Discretionary (0.6%)
Charm Communications, Inc., ADR	44,470	$189,442

Consumer Staples (3.0%)
China Resources Enterprise Ltd. (a)	334,000	993,596

Energy (9.2%)
CNOOC Ltd. (a)	853,000	1,324,976
Green Dragon Gas Ltd.* (a)	58,000	256,145
Greka Drilling Ltd.*	225,000	43,461
Greka Engineering & Technology Ltd.*	174,000	15,017
PetroChina Co. Ltd., H Shares (a)	1,454,000	1,401,665

		3,041,264

Financials (4.8%)
China Merchants Bank Co. Ltd., A Shares (a)(b)	415,000	712,947
China Vanke Co. Ltd., A Shares (a)(b)	350,000	426,752
Yanlord Land Group Ltd. (a)	520,000	455,354

		1,595,053

Materials (2.8%)
Huaxin Cement Co. Ltd., B Shares	231,400	335,530
Yingde Gases Group Co. Ltd. (a)	692,000	606,839

		942,369

Telecommunication Services (3.5%)
China Mobile Ltd. (a)	122,500	1,169,723

		7,931,447

HONG KONG (73.8%)
Consumer Discretionary (14.2%)
AEON Stores (Hong Kong) Co. Ltd.	286,500	356,105
Giordano International Ltd. (a)	1,074,000	770,697
Hongkong & Shanghai Hotels Ltd. (The) (a)	660,757	903,906
Li & Fung Ltd. (a)	588,380	817,596
Samsonite International SA (a)	325,100	893,467
Shangri-La Asia Ltd. (a)	294,000	485,482
Texwinca Holdings Ltd. (a)	498,000	477,386

		4,704,639

Consumer Staples (3.1%)
Convenience Retail Asia Ltd.	122,000	82,498
Dairy Farm International Holdings Ltd.	100,800	937,440

		1,019,938

Financials (33.8%)
AIA Group Ltd. (a)	394,400	1,823,091
Dah Sing Banking Group Ltd. (a)	347,440	504,474
Hang Lung Group Ltd. (a)	222,000	1,011,151
Hang Lung Properties Ltd. (a)	157,000	440,029

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen China Opportunities Fund

Hong Kong Exchanges and Clearing Ltd. (a)	44,000	$691,034
HSBC Holdings PLC (a)	159,005	1,646,173
Standard Chartered PLC (HK Listing) (a)	66,508	1,414,708
Swire Pacific Ltd., Class A (a)	38,000	409,948
Swire Pacific Ltd., Class B (a)	835,000	1,737,151
Swire Properties Ltd. (a)	307,400	795,896
Wing Hang Bank Ltd. (a)	52,198	748,090

		11,221,745

Industrials (16.4%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	43,200	559,823
Jardine Strategic Holdings Ltd. (a)	85,500	2,775,032
MTR Corp. Ltd. (a)	437,844	1,548,527
Pacific Basin Shipping Ltd.* (a)	891,000	550,298

		5,433,680

Information Technology (3.0%)
ASM Pacific Technology Ltd. (a)	107,200	1,003,869

Materials (0.6%)
Hung Hing Printing Group Ltd. (a)	1,288,000	187,698

Telecommunication Services (1.3%)
Asia Satellite Telecommunications Holdings Ltd. (a)	109,500	423,236

Utilities (1.4%)
Hong Kong & China Gas Co. Ltd. (a)	229,000	471,438

		24,466,243

UNITED STATES (1.7%)
Consumer Discretionary (1.7%)
Yum! Brands, Inc.	8,300	557,345

Total Common Stocks		32,955,035

Total Investments (Cost $33,994,601) (c)—99.4%		32,955,035

Other assets in excess of liabilities—0.6%		203,907

Net Assets—100.0%		$33,158,942

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.4%)
BRAZIL (9.4%)
Consumer Discretionary (0.9%)
Lojas Renner SA	3,966,710	$91,111,462

Consumer Staples (1.1%)
Souza Cruz SA	12,070,988	105,691,485

Energy (2.8%)
Petroleo Brasileiro SA, ADR	1,619,000	18,148,990
Ultrapar Participacoes SA	11,913,059	263,116,563

		281,265,553

Financials (1.7%)
Banco Bradesco SA	6,157,600	73,230,341
Multiplan Empreendimentos Imobiliarios SA	5,577,629	100,793,701

		174,024,042

Materials (2.9%)
Vale SA, ADR	21,620,901	294,044,254

		946,136,796

CHILE (1.3%)
Financials (1.3%)
Banco Santander Chile, ADR	6,433,255	125,319,807

CHINA (5.9%)
Energy (2.5%)
PetroChina Co. Ltd., H Shares (a)	259,226,200	249,895,720

Telecommunication Services (3.4%)
China Mobile Ltd. (a)	36,190,600	345,575,424

		595,471,144

HONG KONG (7.7%)
Financials (7.7%)
AIA Group Ltd. (a)	56,700,000	262,092,453
Hang Lung Group Ltd. (a)	25,049,000	114,091,546
Hang Lung Properties Ltd. (a)	38,882,000	108,975,812
Swire Pacific Ltd., Class A (a)	20,651,000	222,785,402
Swire Pacific Ltd., Class B (a)	15,945,000	33,172,297
Swire Properties Ltd. (a)	13,957,100	36,136,621

		777,254,131

HUNGARY (1.6%)
Consumer Discretionary (0.0%)
Danubius Hotel and Spa PLC*	2,039	51,099

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Fund

Health Care (1.6%)
Richter Gedeon Nyrt (a)	7,372,840	$149,030,736
Richter Gedeon Nyrt., GDR	410,000	8,208,200

		157,238,936

		157,290,035

INDIA (13.9%)
Consumer Discretionary (1.3%)
Hero MotoCorp Ltd. (a)	4,253,842	134,481,315

Consumer Staples (3.1%)
Hindustan Unilever Ltd. (a)	15,700,443	142,813,958
ITC Ltd. (a)	31,861,000	165,405,501

		308,219,459

Financials (3.7%)
Housing Development Finance Corp. Ltd. (a)	22,799,000	293,097,023
ICICI Bank Ltd. (a)	5,146,900	80,943,720
ICICI Bank Ltd., ADR	32,100	1,032,657

		375,073,400

Health Care (1.3%)
Glaxosmithkline Pharmaceuticals Ltd.	2,634,854	125,487,261

Information Technology (2.9%)
Infosys Ltd. (a)	5,034,515	295,724,796

Materials (1.6%)
Grasim Industries Ltd. (a)	846,892	34,601,224
Grasim Industries Ltd., GDR (a)(b)	13,359	544,529
UltraTech Cement Ltd. (a)	4,743,118	129,681,466
UltraTech Cement Ltd., GDR	13,918	379,057

		165,206,276

		1,404,192,507

INDONESIA (2.8%)
Consumer Discretionary (2.8%)
Astra International Tbk PT (a)	544,643,000	286,558,834

ITALY (2.6%)
Energy (2.6%)
Tenaris SA, ADR	5,863,617	260,813,684

MALAYSIA (2.2%)
Financials (2.2%)
CIMB Group Holdings Bhd (a)	45,988,262	95,134,412
Public Bank Bhd (Foreign Mkt) (a)	22,182,200	126,762,805

		221,897,217

MEXICO (7.3%)
Consumer Discretionary (0.0%)
Consorcio ARA SAB de CV*	3,467,000	1,366,165

Consumer Staples (3.4%)
Fomento Economico Mexicano SAB de CV, ADR	3,304,501	298,198,170
Organizacion Soriana SAB de CV, Class B*	15,206,779	43,434,946

		341,633,116

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Fund

Financials (2.8%)
Grupo Financiero Banorte SAB de CV	44,367,148	$280,056,425

Industrials (1.1%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	951,715	107,182,143

		730,237,849

PHILIPPINES (3.1%)
Financials (3.1%)
Ayala Corp. (a)	6,358,000	73,474,689
Ayala Land, Inc. (a)	195,247,800	112,450,532
Bank of Philippine Islands (a)	66,483,225	130,008,508

		315,933,729

POLAND (2.1%)
Financials (2.1%)
Bank Pekao SA (a)	3,619,062	212,446,415

REPUBLIC OF SOUTH KOREA (1.7%)
Consumer Staples (1.7%)
E-Mart Co. Ltd. (a)	715,019	172,343,875

RUSSIA (4.2%)
Consumer Staples (1.3%)
Magnit OJSC	278,160	66,396,167
Magnit OJSC, GDR (a)(b)	1,292,861	68,083,091

		134,479,258

Energy (2.9%)
Lukoil OAO, ADR	5,115,000	291,555,000

		426,034,258

SOUTH AFRICA (6.1%)
Consumer Discretionary (2.1%)
Truworths International Ltd. (a)	31,385,395	207,019,814

Consumer Staples (2.8%)
Massmart Holdings Ltd. (a)	8,464,282	92,294,211
SABMiller PLC (a)	4,231,100	189,780,418

		282,074,629

Materials (1.2%)
BHP Billiton PLC (a)	4,145,549	122,395,361

		611,489,804

TAIWAN (4.8%)
Information Technology (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	109,618,117	377,464,771

Telecommunication Services (1.1%)
Taiwan Mobile Co. Ltd. (a)	37,660,255	110,504,153

		487,968,924

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Fund

THAILAND (5.0%)
Energy (1.3%)
PTT Exploration & Production PCL, Foreign Shares	27,518,500	$127,512,940

Financials (2.1%)
Siam Commercial Bank PCL, Foreign Shares	47,567,800	214,277,066

Materials (1.6%)
Siam Cement PCL, Foreign Shares (a)(b)	10,036,200	122,362,278
Siam Cement PCL, NVDR (a)	3,583,300	44,106,602

		166,468,880

		508,258,886

TURKEY (4.3%)
Consumer Staples (1.3%)
BIM Birlesik Magazalar A.S. (a)	7,518,088	128,608,532

Financials (3.0%)
Akbank T.A.S. (a)	63,596,946	162,694,553
Turkiye Garanti Bankasi A.S. (a)	54,057,599	143,120,710

		305,815,263

		434,423,795

UNITED KINGDOM (2.3%)
Financials (2.3%)
Standard Chartered PLC (a)	11,425,934	232,220,036

UNITED STATES (1.1%)
Consumer Discretionary (1.1%)
Yum! Brands, Inc.	1,625,000	109,118,750

Total Common Stocks		9,015,410,476

PREFERRED STOCKS (10.0%)
BRAZIL (5.1%)
Energy (2.2%)
Petroleo Brasileiro SA, ADR, Preferred Shares	18,855,900	224,385,210

Financials (2.4%)
Banco Bradesco SA, ADR, Preferred Shares	22,759,586	239,658,441

Materials (0.5%)
Vale SA, ADR, Preferred Shares	3,716,416	45,637,588

		509,681,239

REPUBLIC OF SOUTH KOREA (4.9%)
Information Technology (4.9%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	565,940	498,742,158

Total Preferred Stocks		1,008,423,397

REPURCHASE AGREEMENT (0.5%)
UNITED STATES (0.5%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $50,095,000, collateralized by U.S. Treasury Bonds, maturing 02/15/2042—11/15/2043; total market value of $51,099,310.	$50,095,000	50,095,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Fund

Total Repurchase Agreement	50,095,000

Total Investments (Cost $10,290,017,062) (c)—99.9%	10,073,928,873

Other assets in excess of liabilities—0.1%	8,417,331

Net Assets—100.0%	$10,082,346,204

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (82.0%)
Consumer Discretionary (11.0%)
Ascena Retail Group, Inc.*	497,300	$9,329,348
BorgWarner, Inc.	197,600	10,611,120
Comcast Corp., Class A	353,500	19,248,075
Staples, Inc.	434,692	5,720,547
Target Corp.	210,800	11,939,712
TJX Cos., Inc.	250,000	14,340,000

		71,188,802

Consumer Staples (9.1%)
Costco Wholesale Corp.	97,300	10,932,628
CVS Caremark Corp.	218,500	14,796,820
Kraft Foods Group, Inc.	118,766	6,217,400
PepsiCo, Inc.	161,400	12,970,104
Philip Morris International, Inc.	176,700	13,807,338

		58,724,290

Energy (9.8%)
Apache Corp.	113,900	9,141,614
Chevron Corp.	114,200	12,748,146
ConocoPhillips	117,300	7,618,635
National Oilwell Varco, Inc.	200,000	15,002,000
Schlumberger Ltd.	98,100	8,590,617
TransCanada Corp.	228,600	9,930,384

		63,031,396

Financials (8.1%)
Aflac, Inc.	150,300	9,435,834
BlackRock, Inc.	31,900	9,584,993
IntercontinentalExchange Group, Inc.	57,400	11,984,546
Jones Lang LaSalle, Inc.	57,700	6,592,802
Wells Fargo & Co.	327,100	14,830,714

		52,428,889

Health Care (10.6%)
Aetna, Inc.	201,400	13,761,662
Covance, Inc.*	51,300	4,850,928
Gilead Sciences, Inc.*	134,200	10,823,230
IPC The Hospitalist Co., Inc.*	82,500	4,403,850
Johnson & Johnson	93,600	8,280,792
Pfizer, Inc.	416,900	12,673,760
Waters Corp.*	126,100	13,652,847

		68,447,069

Industrials (11.3%)
Bombardier, Inc., Class B	1,902,000	6,847,200
Canadian National Railway Co.	216,200	11,566,700
Deere & Co.	109,700	9,429,812
Emerson Electric Co.	148,600	9,798,684
Equifax, Inc.	95,900	6,718,754
Lockheed Martin Corp.	92,600	13,974,266
Precision Castparts Corp.	56,100	14,291,475

		72,626,891

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Equity Long-Short Fund

Information Technology (16.0%)
Alliance Data Systems Corp.*	38,200	$9,155,012
Cisco Systems, Inc.	432,800	9,482,648
Cognizant Technology Solutions Corp., Class A*	119,300	11,562,556
EMC Corp.	605,900	14,687,016
FEI Co.	120,300	11,274,516
MICROS Systems, Inc.*	137,400	7,629,822
Oracle Corp.	355,000	13,099,500
QUALCOMM, Inc.	202,497	15,029,327
Visa, Inc., Class A	53,120	11,443,642

		103,364,039

Materials (6.1%)
International Flavors & Fragrances, Inc.	93,500	8,104,580
Nucor Corp.	212,200	10,259,870
Potash Corp. of Saskatchewan, Inc.	326,100	10,213,452
Praxair, Inc.	85,900	10,713,448

		39,291,350

Total Common Stocks—Long Positions		529,102,726

REPURCHASE AGREEMENT (16.3%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $105,350,000 collateralized by U.S. Treasury Bond, maturing 02/15/2042; total market value of $107,457,681	$105,350,000	105,350,000

Total Repurchase Agreement		105,350,000

Total Investments (Cost $535,588,918) (a)—98.3%		634,452,726

Other assets in excess of liabilities—1.7%		11,285,602

Net Assets—100.0%		$645,738,328

* Non-income producing security.
(a) See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

COMMON STOCKS—SHORT POSITIONS (37.3%)
Consumer Discretionary (8.3%)
Apollo Education Group, Inc.*	245,700	7,933,653
Carnival Corp.	284,400	11,145,636
Darden Restaurants, Inc.	190,600	9,423,264
Garmin Ltd.	144,000	6,487,200
iRobot Corp.*	127,500	4,505,850
Leggett & Platt, Inc.	331,500	9,951,630
Lululemon Athletica, Inc.*	96,700	4,418,223

		53,865,456

Consumer Staples (2.4%)
Campbell Soup Co.	151,000	6,222,710
United Natural Foods, Inc.*	135,300	9,142,221

		15,364,931

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Equity Long-Short Fund

Energy (3.1%)
Denbury Resources, Inc.*	366,000	$5,881,620
Patterson-UTI Energy, Inc.	545,300	14,008,757

		19,890,377

Financials (4.9%)
Allstate Corp. (The)	158,200	8,099,840
Comerica, Inc.	173,000	7,923,400
Legg Mason, Inc.	367,100	15,546,685

		31,569,925

Health Care (5.7%)
Agilent Technologies, Inc.	222,000	12,909,300
Boston Scientific Corp.*	622,300	8,419,719
Cardinal Health, Inc.	226,400	15,399,728

		36,728,747

Industrials (7.8%)
Con-way, Inc.	235,400	9,055,838
Illinois Tool Works, Inc.	130,600	10,300,422
Northrop Grumman Corp.	140,400	16,223,220
PACCAR, Inc.	148,900	8,338,400
USG Corp.*	217,300	6,649,380

		50,567,260

Information Technology (5.1%)
Badger Meter, Inc.	61,000	3,107,340
CA, Inc.	383,500	12,302,680
FactSet Research Systems, Inc.	101,700	10,756,809
VeriFone Systems, Inc.*	224,500	6,512,745

		32,679,574

Total Common Stocks—Short Positions		240,666,270

Total Securities Sold Short (Proceeds $187,225,701)—37.3%		$240,666,270

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen European Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.7%)
DENMARK (3.5%)
Health Care (3.5%)
Novo Nordisk AS, Class B	5,250	$207,821

FRANCE (11.3%)
Consumer Staples (5.7%)
Casino Guichard-Perrachon SA (a)	1,780	183,464
L’Oreal SA (a)	900	147,757

		331,221

Industrials (3.7%)
Schneider Electric SA (a)	2,720	219,150

Utilities (1.9%)
GDF Suez (a)	5,020	110,809

		661,180

GERMANY (3.8%)
Materials (3.8%)
Linde AG (a)	1,170	221,092

ITALY (1.9%)
Energy (1.9%)
Eni SpA (a)	4,860	110,364

NORWAY (2.0%)
Industrials (2.0%)
Kongsberg Gruppen AS	5,660	115,861

SWEDEN (11.0%)
Financials (3.9%)
Nordea Bank AB (a)	17,090	228,049

Industrials (5.2%)
Assa Abloy AB, Class B (a)	3,640	181,234
Atlas Copco AB, B Shares (a)	5,130	128,051

		309,285

Information Technology (1.9%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	9,040	110,694

		648,028

SWITZERLAND (13.9%)
Consumer Staples (3.8%)
Nestle SA (a)	3,090	223,936

Financials (1.3%)
Zurich Insurance Group AG* (a)	260	75,385

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen European Equity Fund

Health Care (4.1%)
Roche Holding AG (a)	890	$244,185

Industrials (2.8%)
Schindler Holding AG (a)	1,120	162,191

Materials (1.9%)
Holcim Ltd.* (a)	1,570	113,954

		819,651

UNITED KINGDOM (48.3%)
Consumer Discretionary (2.9%)
Pearson PLC (a)	9,420	172,104

Consumer Staples (10.3%)
Associated British Foods PLC (a)	2,200	98,042
British American Tobacco PLC (a)	3,700	176,556
Tesco PLC (a)	25,020	131,479
Unilever PLC (a)	5,240	201,111

		607,188

Energy (6.9%)
AMEC PLC (a)	6,500	109,877
BG Group PLC (a)	8,100	136,144
Royal Dutch Shell PLC, A Shares (a)	4,540	156,799

		402,820

Financials (9.0%)
Prudential PLC (a)	11,100	223,445
Schroders PLC, Non-Voting Shares (a)	3,560	111,700
Standard Chartered PLC (a)	9,610	195,313

		530,458

Health Care (2.2%)
GlaxoSmithKline PLC (a)	4,930	126,721

Industrials (8.9%)
Cobham PLC (a)	27,940	134,808
Rolls-Royce Holdings PLC* (a)	12,300	239,565
Weir Group PLC (The) (a)	4,300	147,841

		522,214

Materials (4.8%)
BHP Billiton PLC (a)	5,030	148,076
Croda International PLC (a)	3,400	134,496

		282,572

Utilities (3.3%)
Centrica PLC (a)	38,000	194,068

		2,838,145

Total Common Stocks		5,622,142

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen European Equity Fund

REPURCHASE AGREEMENT (2.1%)
UNITED STATES (2.1%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $127,000, collateralized by U.S. Treasury Note, maturing 11/15/2043; total market value of $133,738	$127,000	$127,000

Total Repurchase Agreement		127,000

Total Investments (Cost $5,522,594) (b)—97.8%		5,749,142

Other assets in excess of liabilities—2.2%		126,741

Net Assets—100.0%		$5,875,883

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.5%)
AUSTRALIA (1.1%)
Financials (1.1%)
QBE Insurance Group Ltd. (a)	162,000	$1,627,420

CANADA (4.3%)
Industrials (2.1%)
Canadian National Railway Co.	60,200	3,222,018

Materials (2.2%)
Potash Corp. of Saskatchewan, Inc.	103,800	3,254,497

		6,476,515

CHINA (1.3%)
Energy (1.3%)
PetroChina Co. Ltd., H Shares (a)	2,018,000	1,945,365

FRANCE (1.1%)
Industrials (1.1%)
Schneider Electric SA (a)	20,600	1,659,740

HONG KONG (2.5%)
Financials (2.5%)
AIA Group Ltd. (a)	556,600	2,572,851
Swire Pacific Ltd., Class A (a)	115,500	1,246,028

		3,818,879

ITALY (5.6%)
Energy (5.6%)
Eni SpA (a)	176,300	4,003,532
Tenaris SA, ADR	100,300	4,461,344

		8,464,876

JAPAN (4.6%)
Financials (1.0%)
Daito Trust Construction Co. Ltd. (a)	15,300	1,445,220

Industrials (1.6%)
FANUC Corp. (a)	15,500	2,511,923

Materials (2.0%)
Shin-Etsu Chemical Co. Ltd. (a)	55,600	3,078,292

		7,035,435

MEXICO (2.1%)
Consumer Staples (2.1%)
Fomento Economico Mexicano SAB de CV, ADR	35,500	3,203,520

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Equity Fund

SINGAPORE (0.7%)
Financials (0.7%)
City Developments Ltd. (a)	161,000	$1,099,522

SOUTH AFRICA (1.0%)
Telecommunication Services (1.0%)
MTN Group Ltd. (a)	89,500	1,598,233

SWEDEN (4.4%)
Financials (2.1%)
Nordea Bank AB (a)	238,400	3,181,210

Industrials (1.3%)
Atlas Copco AB, A Shares (a)	76,600	2,075,516

Information Technology (1.0%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	121,400	1,486,526

		6,743,252

SWITZERLAND (12.5%)
Consumer Staples (2.2%)
Nestle SA (a)	45,500	3,297,444

Financials (2.6%)
Zurich Insurance Group AG* (a)	14,000	4,059,170

Health Care (7.7%)
Novartis AG (a)	65,300	5,161,366
Roche Holding AG (a)	24,000	6,584,773

		11,746,139

		19,102,753

TAIWAN (3.0%)
Information Technology (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	272,600	4,612,392

UNITED KINGDOM (18.8%)
Consumer Staples (3.3%)
British American Tobacco PLC (a)	105,400	5,029,444

Energy (3.2%)
Royal Dutch Shell PLC, B Shares (a)	132,800	4,857,445

Financials (4.4%)
HSBC Holdings PLC (a)	265,500	2,724,491
Standard Chartered PLC (a)	199,800	4,060,724

		6,785,215

Materials (2.0%)
BHP Billiton PLC (a)	101,900	2,999,791

Telecommunication Services (4.0%)
Vodafone Group PLC (a)	1,633,700	6,054,028

Utilities (1.9%)
Centrica PLC (a)	558,200	2,850,755

		28,576,678

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Equity Fund

UNITED STATES (27.5%)
Consumer Discretionary (1.3%)
Comcast Corp., Class A	37,000	$2,014,650

Consumer Staples (8.3%)
CVS Caremark Corp.	66,700	4,516,924
PepsiCo, Inc.	44,300	3,559,948
Philip Morris International, Inc.	58,000	4,532,120

		12,608,992

Energy (6.1%)
Chevron Corp.	18,600	2,076,318
EOG Resources, Inc.	22,400	3,701,376
Schlumberger Ltd.	40,600	3,555,342

		9,333,036

Health Care (6.1%)
Baxter International, Inc.	48,500	3,312,550
Johnson & Johnson	52,600	4,653,522
Quest Diagnostics, Inc.	24,900	1,307,250

		9,273,322

Industrials (2.5%)
United Technologies Corp.	33,300	3,796,866

Information Technology (2.1%)
Oracle Corp.	85,500	3,154,950

Materials (1.1%)
Praxair, Inc.	13,400	1,671,248

		41,853,064

Total Common Stocks		137,817,644

PREFERRED STOCKS (7.8%)
BRAZIL (5.5%)
Energy (1.3%)
Petroleo Brasileiro SA, ADR, Preferred Shares	163,300	1,943,270

Financials (2.2%)
Banco Bradesco SA, ADR, Preferred Shares	318,200	3,350,646

Materials (2.0%)
Vale SA, ADR, Preferred Shares	255,000	3,131,400

		8,425,316

REPUBLIC OF SOUTH KOREA (2.3%)
Information Technology (2.3%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	7,800	3,334,125
Samsung Electronics Co. Ltd., GDR, Preferred Shares (b)	423	181,255

		3,515,380

Total Preferred Stocks		11,940,696

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Global Equity Fund

REPURCHASE AGREEMENT (0.8%)
UNITED STATES (0.8%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $1,302,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $1,332,231	$1,302,000	$1,302,000

Total Repurchase Agreement		1,302,000

Total Investments (Cost $134,460,568) (c)—99.1%		151,060,340

Other assets in excess of liabilities—0.9%		1,330,926

Net Assets—100.0%		$152,391,266

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MTN	Medium Term Note

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.2%)
BRAZIL (12.1%)
Energy (1.8%)
Petroleo Brasileiro SA, ADR	46,300	$519,023

Industrials (3.1%)
Wilson Sons Ltd., BDR	76,500	887,600

Materials (7.2%)
Vale SA, ADR	148,900	2,025,040

		3,431,663

CANADA (11.9%)
Industrials (3.1%)
Canadian National Railway Co.	16,400	877,400

Materials (8.8%)
Goldcorp, Inc.	49,900	1,245,092
Potash Corp. of Saskatchewan, Inc.	40,200	1,259,064

		2,504,156

		3,381,556

CHILE (2.3%)
Materials (2.3%)
Sociedad Quimica y Minera de Chile SA, ADR	26,300	655,133

FRANCE (6.9%)
Energy (2.5%)
Total SA (a)	12,400	707,440

Materials (4.4%)
Air Liquide SA (a)	10,100	1,267,543

		1,974,983

GERMANY (3.5%)
Materials (3.5%)
Linde AG (a)	5,200	982,631

ITALY (11.1%)
Energy (11.1%)
Eni SpA (a)	56,800	1,289,850
Tenaris SA, ADR	42,200	1,877,056

		3,166,906

JAPAN (4.9%)
Materials (4.9%)
Shin-Etsu Chemical Co. Ltd. (a)	25,200	1,395,197

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Global Natural Resources Fund

NETHERLANDS (1.4%)
Energy (1.4%)
Koninklijke Vopak NV (a)	7,100	$390,220

UNITED KINGDOM (23.1%)
Energy (12.2%)
BG Group PLC (a)	49,500	831,992
John Wood Group PLC (a)	55,700	586,566
Royal Dutch Shell PLC, B Shares (a)	55,800	2,041,005

		3,459,563

Materials (10.9%)
BHP Billiton PLC (a)	60,500	1,781,034
Rio Tinto PLC (a)	24,900	1,324,390

		3,105,424

		6,564,987

UNITED STATES (23.0%)
Energy (15.0%)
Chevron Corp.	7,100	792,573
EOG Resources, Inc.	8,600	1,421,064
National Oilwell Varco, Inc.	7,600	570,076
Schlumberger Ltd.	16,900	1,479,933

		4,263,646

Materials (8.0%)
Monsanto Co.	8,100	863,055
Praxair, Inc.	11,300	1,409,336

		2,272,391

		6,536,037

Total Common Stocks		28,479,313

REPURCHASE AGREEMENT (0.7%)
UNITED STATES (0.7%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $190,000 collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $195,463	$190,000	190,000

Total Repurchase Agreement		190,000

Total Investments (Cost $29,662,463) (b)—100.9%		28,669,313

Liabilities in excess of other assets—(0.9)%		(258,505)

Net Assets—100.0%		$28,410,808

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.7%)
AUSTRALIA (1.2%)
Consumer Discretionary (1.2%)
ARB Corp. Ltd. (a)	350,000	$3,377,173

BRAZIL (9.2%)
Consumer Discretionary (3.6%)
Arezzo Industria e Comercio SA	425,700	4,586,429
Cia Hering	515,200	5,721,479

		10,307,908

Financials (1.6%)
Iguatemi Empresa de Shopping Centers SA	562,100	4,667,765

Health Care (2.6%)
OdontoPrev SA	2,052,900	7,656,107

Industrials (1.4%)
Wilson Sons Ltd., BDR	338,200	3,924,003

		26,555,783

CANADA (1.7%)
Financials (1.7%)
Canadian Western Bank	152,700	4,994,712

CHILE (1.0%)
Consumer Staples (1.0%)
Vina Concha y Toro SA	1,545,500	2,810,405

FRANCE (1.6%)
Health Care (1.6%)
Virbac SA	21,400	4,782,461

GERMANY (6.6%)
Consumer Discretionary (1.0%)
Fielmann AG (a)	25,200	2,812,446

Materials (5.6%)
Fuchs Petrolub AG (a)	111,300	8,616,931
Symrise AG (a)	166,100	7,563,486

		16,180,417

		18,992,863

HONG KONG (6.0%)
Consumer Discretionary (1.9%)
Cafe de Coral Holdings Ltd. (a)	1,742,000	5,338,691

Information Technology (1.6%)
ASM Pacific Technology Ltd. (a)	506,500	4,743,092

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Small Cap Fund

Telecommunication Services (2.5%)
Asia Satellite Telecommunications Holdings Ltd. (a)	1,840,000	$7,111,912

		17,193,695

INDIA (3.4%)
Health Care (1.6%)
Sanofi India Ltd. (a)	107,200	4,699,913

Materials (1.8%)
Castrol (India) Ltd. (a)	1,080,000	5,088,793

		9,788,706

ISRAEL (2.4%)
Consumer Staples (2.4%)
Osem Investments Ltd. (a)	167,673	3,723,766
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (a)	54,900	3,174,817

		6,898,583

JAPAN (6.8%)
Consumer Staples (1.6%)
Calbee, Inc. (a)	201,200	4,642,241

Health Care (3.8%)
Asahi Intecc Co. Ltd. (a)	147,100	5,924,960
Sysmex Corp. (a)	88,000	4,843,541

		10,768,501

Industrials (1.4%)
Nabtesco Corp. (a)	184,100	4,081,287

		19,492,029

MALAYSIA (1.3%)
Consumer Staples (1.3%)
Carlsberg Brewery Malaysia Bhd, Class B (a)	1,073,500	3,658,901

MEXICO (1.1%)
Industrials (1.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	274,400	3,088,488

SINGAPORE (3.5%)
Financials (1.2%)
Wheelock Properties (Singapore) Ltd. (a)	2,785,000	3,438,914

Health Care (2.3%)
Raffles Medical Group Ltd. (a)	2,800,000	6,574,422

		10,013,336

SOUTH AFRICA (3.5%)
Consumer Staples (2.2%)
Clicks Group Ltd. (a)	1,221,900	6,271,040

Financials (1.3%)
JSE Ltd.	522,100	3,892,902

		10,163,942

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Small Cap Fund

SPAIN (1.9%)
Consumer Staples (1.9%)
Viscofan SA	101,900	$5,398,348

SWITZERLAND (5.3%)
Consumer Staples (3.6%)
Barry Callebaut AG* (a)	8,800	10,416,137

Industrials (1.7%)
Kaba Holding AG, Class B* (a)	10,700	4,883,586

		15,299,723

THAILAND (2.2%)
Utilities (2.2%)
Electricity Generating PCL, Foreign Shares (a)	1,629,000	6,296,963

UNITED KINGDOM (24.5%)
Consumer Discretionary (2.2%)
Millennium & Copthorne Hotels PLC	680,800	6,334,481

Consumer Staples (1.3%)
PZ Cussons PLC (a)	653,700	3,881,398

Energy (3.1%)
John Wood Group PLC (a)	853,200	8,984,885

Financials (4.6%)
Close Brothers Group PLC (a)	323,500	7,040,303
Rathbone Brothers PLC (a)	223,700	6,137,401

		13,177,704

Health Care (2.1%)
Dechra Pharmaceuticals PLC (a)	521,500	5,997,048

Industrials (5.2%)
Rotork PLC (a)	97,300	3,933,004
Spirax-Sarco Engineering PLC (a)	119,700	5,736,748
Weir Group PLC (The) (a)	152,700	5,250,068

		14,919,820

Information Technology (4.0%)
Anite PLC (a)	4,139,432	6,208,434
Oxford Instruments PLC (a)	196,600	5,386,806

		11,595,240

Materials (2.0%)
Victrex PLC (a)	193,700	5,658,481

		70,549,057

UNITED STATES (12.5%)
Consumer Staples (1.6%)
Casey’s General Stores, Inc.	65,600	4,504,752

Financials (3.3%)
Jones Lang LaSalle, Inc.	84,400	9,643,544

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Global Small Cap Fund

Health Care (1.1%)
Covance, Inc.*	34,500	$3,262,320

Industrials (2.1%)
RBC Bearings, Inc.*	91,700	5,945,828

Materials (4.4%)
Compass Minerals International, Inc.	75,400	5,927,948
Silgan Holdings, Inc.	149,700	6,860,751

		12,788,699

		36,145,143

Total Common Stocks		275,500,311

PREFERRED STOCKS (2.3%)
CHILE (2.3%)
Consumer Staples (2.3%)
Embotelladora Andina SA, Preferred Shares	1,786,400	6,693,130

Total Preferred Stocks		6,693,130

REPURCHASE AGREEMENT (2.2%)
UNITED STATES (2.2%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $6,331,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $6,460,550	$6,331,000	6,331,000

Total Repurchase Agreement		6,331,000

Total Investments (Cost $279,812,238) (b)—100.2%		288,524,441

Liabilities in excess of other assets—(0.2)%		(522,358)

Net Assets—100.0%		$288,002,083

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BDR	Brazilian Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.6%)
AUSTRALIA (1.1%)
Financials (1.1%)
QBE Insurance Group Ltd. (a)	976,300	$9,807,716

CANADA (5.4%)
Industrials (2.0%)
Canadian National Railway Co.	351,700	18,823,647

Materials (2.2%)
Potash Corp. of Saskatchewan, Inc.	665,700	20,872,048

Telecommunication Services (1.2%)
TELUS Corp.	310,400	10,849,717

		50,545,412

CHINA (1.3%)
Energy (1.3%)
PetroChina Co. Ltd., H Shares (a)	12,936,000	12,470,387

FRANCE (4.2%)
Consumer Staples (2.1%)
Casino Guichard-Perrachon SA (a)	190,600	19,645,125

Industrials (1.1%)
Schneider Electric SA (a)	121,500	9,789,243

Utilities (1.0%)
GDF Suez (a)	442,700	9,771,925

		39,206,293

GERMANY (1.0%)
Materials (1.0%)
Linde AG (a)	51,600	9,750,727

HONG KONG (3.0%)
Financials (3.0%)
AIA Group Ltd. (a)	4,162,100	19,239,065
Swire Pacific Ltd., Class A (a)	818,500	8,830,074

		28,069,139

ITALY (6.4%)
Energy (6.4%)
Eni SpA (a)	1,304,200	29,616,598
Tenaris SA, ADR	675,200	30,032,896

		59,649,494

JAPAN (7.4%)
Consumer Staples (1.5%)
Japan Tobacco, Inc. (a)	437,500	13,505,377

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen International Equity Fund

Financials (1.1%)
Daito Trust Construction Co. Ltd. (a)	113,200	$10,692,741

Industrials (2.1%)
FANUC Corp. (a)	123,100	19,949,531

Materials (2.7%)
Shin-Etsu Chemical Co. Ltd. (a)	454,799	25,179,929

		69,327,578

MEXICO (2.8%)
Consumer Staples (2.8%)
Fomento Economico Mexicano SAB de CV, ADR	290,500	26,214,720

SINGAPORE (5.0%)
Financials (3.1%)
City Developments Ltd. (a)	1,747,000	11,930,841
Oversea-Chinese Banking Corp. Ltd. (a)	2,359,184	17,141,496

		29,072,337

Telecommunication Services (1.9%)
Singapore Telecommunications Ltd. (a)	6,430,000	17,739,185

		46,811,522

SOUTH AFRICA (1.1%)
Telecommunication Services (1.1%)
MTN Group Ltd. (a)	582,500	10,401,907

SWEDEN (5.0%)
Financials (2.2%)
Nordea Bank AB (a)	1,551,200	20,699,218

Industrials (1.7%)
Atlas Copco AB, A Shares (a)	573,900	15,550,113

Information Technology (1.1%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	864,000	10,579,557

		46,828,888

SWITZERLAND (16.3%)
Consumer Staples (3.5%)
Nestle SA (a)	452,600	32,800,510

Financials (3.2%)
Zurich Insurance Group AG* (a)	103,900	30,124,843

Health Care (8.5%)
Novartis AG (a)	472,200	37,323,075
Roche Holding AG (a)	154,000	42,252,296

		79,575,371

Industrials (1.1%)
Schindler Holding AG (a)	71,400	10,339,650

		152,840,374

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen International Equity Fund

TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	7,635,000	$26,290,759
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	385,900	6,529,428

		32,820,187

UNITED KINGDOM (24.1%)
Consumer Staples (4.0%)
British American Tobacco PLC (a)	785,000	37,458,385

Energy (4.8%)
John Wood Group PLC (a)	1,153,200	12,144,128
Royal Dutch Shell PLC, B Shares (a)	898,900	32,879,197

		45,023,325

Financials (4.7%)
HSBC Holdings PLC (a)	1,812,700	18,601,450
Standard Chartered PLC (a)	1,267,600	25,762,631

		44,364,081

Industrials (2.2%)
Weir Group PLC (The) (a)	582,900	20,041,026

Materials (3.1%)
BHP Billiton PLC (a)	987,800	29,079,422

Telecommunication Services (3.5%)
Vodafone Group PLC (a)	8,884,300	32,922,691

Utilities (1.8%)
Centrica PLC (a)	3,345,800	17,087,165

		225,976,095

Total Common Stocks		820,720,439

PREFERRED STOCKS (10.3%)
BRAZIL (6.4%)
Energy (1.3%)
Petroleo Brasileiro SA, ADR, Preferred Shares	1,045,500	12,441,450

Financials (2.4%)
Banco Bradesco SA, ADR, Preferred Shares	2,125,000	22,376,250

Materials (2.7%)
Vale SA, ADR, Preferred Shares	2,018,400	24,785,952

		59,603,652

REPUBLIC OF SOUTH KOREA (3.9%)
Information Technology (3.9%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (b)	5,609	2,403,457
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	80,675	34,484,681

		36,888,138

Total Preferred Stocks		96,491,790

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen International Equity Fund

Total Investments (Cost $830,307,616) (c)—97.9%	917,212,229

Other assets in excess of liabilities—2.1%	19,703,431

Net Assets—100.0%	$936,915,660

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MTN	Medium Term Note

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Latin American Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.2%)
BRAZIL (62.6%)
Consumer Discretionary (7.5%)
Arezzo Industria e Comercio SA	7,501	$80,815
Cia Hering	6,800	75,516
Lojas Renner SA	5,600	128,627

		284,958

Consumer Staples (8.8%)
AMBEV SA	20,000	133,347
BRF SA	2,900	51,961
Natura Cosmeticos SA	5,900	96,009
Souza Cruz SA	6,300	55,162

		336,479

Energy (11.0%)
Petroleo Brasileiro SA	47,400	270,464
Ultrapar Participacoes SA	6,800	150,188

		420,652

Financials (18.1%)
Banco Bradesco SA	25,510	303,382
BM&FBovespa SA	13,000	51,661
Itau Unibanco Holding SA	18,570	212,229
Multiplan Empreendimentos Imobiliarios SA	7,000	126,497

		693,769

Health Care (1.6%)
OdontoPrev SA	16,400	61,162

Industrials (5.0%)
Localiza Rent a Car SA	4,305	54,409
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,600	32,429
WEG SA	3,800	43,145
Wilson Sons Ltd., BDR	5,300	61,494

		191,477

Information Technology (1.0%)
Totvs SA	3,000	39,420

Materials (9.6%)
Vale SA	26,800	367,032

		2,394,949

CHILE (4.5%)
Consumer Discretionary (1.6%)
S.A.C.I. Falabella	8,100	63,148

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Latin American Equity Fund

Financials (2.9%)
Banco Santander Chile, ADR	4,700	$91,556
Parque Arauco SA	11,000	18,795

		110,351

		173,499

COLOMBIA (3.1%)
Consumer Staples (1.6%)
Almacenes Exito SA	4,600	60,469

Financials (1.5%)
Bancolombia SA	5,300	57,839

		118,308

ITALY (3.5%)
Energy (3.5%)
Tenaris SA, ADR	3,000	133,440

MEXICO (18.5%)
Consumer Staples (9.3%)
Fomento Economico Mexicano SAB de CV, ADR	1,600	144,384
Kimberly-Clark de Mexico SAB de CV, Class A	25,100	64,467
Organizacion Soriana SAB de CV, Class B*	22,200	63,410
Wal-Mart de Mexico SAB de CV	35,300	84,436

		356,697

Financials (5.0%)
Grupo Financiero Banorte SAB de CV	29,916	188,837

Industrials (4.2%)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	3,300	81,906
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	700	78,834

		160,740

		706,274

PERU (1.0%)
Industrials (1.0%)
Grana y Montero SA, ADR*	1,822	38,408

Total Common Stocks		3,564,878

PREFERRED STOCKS (3.2%)
BRAZIL (1.6%)
Materials (1.6%)
Bradespar SA, Preferred Shares	6,500	60,064

CHILE (1.6%)
Consumer Staples (1.6%)
Embotelladora Andina SA, Preferred Shares, Class A	20,000	60,675

Total Preferred Stocks		120,739

Total Investments (Cost $4,951,130) (a)—96.4%		3,685,617

Other assets in excess of liabilities—3.6%		137,586

Net Assets—100.0%		$3,823,203

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Latin American Equity Fund

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.3%)
Consumer Discretionary (10.5%)
Ascena Retail Group, Inc.*	129,384	$2,427,244
Drew Industries, Inc.	39,755	1,911,818
Ethan Allen Interiors, Inc.	85,500	2,158,020
G-III Apparel Group Ltd.*	42,100	2,945,737
Hibbett Sports, Inc.*	56,500	3,390,565
Monro Muffler Brake, Inc.	24,800	1,376,648

		14,210,032

Consumer Staples (8.8%)
Casey’s General Stores, Inc.	65,800	4,518,486
J&J Snack Foods Corp.	37,100	3,268,510
TreeHouse Foods, Inc.*	31,700	2,087,128
WD-40 Co.	29,500	2,027,535

		11,901,659

Energy (1.0%)
Approach Resources, Inc.*	66,900	1,344,021

Financials (22.5%)
AMERISAFE, Inc.	80,460	3,328,630
Aspen Insurance Holdings Ltd.	52,900	2,057,810
Bank of the Ozarks, Inc.	65,960	4,181,864
Boston Private Financial Holdings, Inc.	258,300	3,174,507
Canadian Western Bank	111,900	3,660,172
CBOE Holdings, Inc.	56,500	2,939,130
Healthcare Realty Trust, Inc.	98,608	2,260,095
Jones Lang LaSalle, Inc.	18,310	2,092,101
MarketAxess Holdings, Inc.	33,001	2,070,483
Sabra Healthcare REIT, Inc.	97,204	2,812,112
Univest Corp. of Pennsylvania	102,320	1,921,570

		30,498,474

Health Care (4.6%)
Covance, Inc.*	7,400	699,744
IPC The Hospitalist Co., Inc.*	35,040	1,870,435
Teleflex, Inc.	39,420	3,691,289

		6,261,468

Industrials (17.5%)
Actuant Corp., Class A	117,800	4,031,116
Beacon Roofing Supply, Inc.*	87,630	3,311,538
Curtiss-Wright Corp.	59,500	3,654,490
Gibraltar Industries, Inc.*	117,051	2,090,531
Multi-Color Corp.	96,900	3,484,524
RBC Bearings, Inc.*	61,142	3,964,447
US Ecology, Inc.	89,700	3,207,672

		23,744,318

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Small Cap Fund

Information Technology (19.3%)
Advent Software, Inc.	70,930	$2,330,760
Fair Isaac Corp.	35,100	1,908,036
FEI Co.	28,900	2,708,508
Heartland Payment Systems, Inc.	79,200	3,414,312
Littelfuse, Inc.	41,274	3,694,023
MICROS Systems, Inc.*	71,167	3,951,903
Solera Holdings, Inc.	30,060	2,008,910
Syntel, Inc.*	38,400	3,235,200
Teradyne, Inc.*	149,200	2,806,452

		26,058,104

Materials (10.6%)
Compass Minerals International, Inc.	25,900	2,036,258
Kaiser Aluminum Corp.	49,100	3,427,671
Quaker Chemical Corp.	43,600	3,013,196
Silgan Holdings, Inc.	56,186	2,575,004
Worthington Industries, Inc.	82,400	3,340,496

		14,392,625

Telecommunication Services (2.3%)
Shenandoah Telecommunications Co.	122,346	3,070,884

Utilities (2.2%)
Cleco Corp.	60,900	2,975,574

Total Common Stocks		134,457,159

REPURCHASE AGREEMENT (0.2%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $325,000, collateralized by a U.S. Treasury Bond, maturing 02/15/2042; total market value of $335,354	$325,000	325,000

Total Repurchase Agreement		325,000

Total Investments (Cost $99,954,479) (a)—99.5%		134,782,159

Other assets in excess of liabilities—0.5%		632,556

Net Assets—100.0%		$135,414,715

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.4%)
Consumer Discretionary (11.7%)
BorgWarner, Inc.	125,400	$6,733,980
Comcast Corp., Class A	231,000	12,577,950
Staples, Inc.	276,553	3,639,438
Starwood Hotels & Resorts Worldwide, Inc.	68,134	5,090,291
Target Corp.	151,800	8,597,952
TJX Cos., Inc.	196,900	11,294,184

		47,933,795

Consumer Staples (16.0%)
Costco Wholesale Corp.	90,100	10,123,636
CVS Caremark Corp.	190,800	12,920,976
Kraft Foods Group, Inc.	182,200	9,538,170
PepsiCo, Inc.	138,763	11,150,995
Philip Morris International, Inc.	152,479	11,914,709
Procter & Gamble Co. (The)	134,000	10,267,080

		65,915,566

Energy (10.4%)
Apache Corp.	74,809	6,004,170
Chevron Corp.	82,200	9,175,986
ConocoPhillips	119,100	7,735,545
EOG Resources, Inc.	32,164	5,314,779
National Oilwell Varco, Inc.	112,800	8,461,128
Schlumberger Ltd.	67,812	5,938,297

		42,629,905

Financials (11.6%)
Aflac, Inc.	179,100	11,243,898
Charles Schwab Corp. (The)	249,300	6,187,626
IntercontinentalExchange Group, Inc.	37,727	7,877,020
Royal Bank of Canada	157,611	9,754,547
Wells Fargo & Co.	275,200	12,477,568

		47,540,659

Health Care (13.3%)
Aetna, Inc.	129,000	8,814,570
Baxter International, Inc.	178,000	12,157,400
Gilead Sciences, Inc.*	86,800	7,000,420
Johnson & Johnson	125,100	11,067,597
Pfizer, Inc.	337,500	10,260,000
Quest Diagnostics, Inc.	100,600	5,281,500

		54,581,487

Industrials (10.4%)
Bombardier, Inc., Class B	1,044,141	3,768,751
Canadian National Railway Co.	177,000	9,469,500
Deere & Co.	75,463	6,486,800
Emerson Electric Co.	142,402	9,389,988
Equifax, Inc.	63,000	4,413,780
United Technologies Corp.	80,200	9,144,404

		42,673,223

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen U.S. Equity Fund

Information Technology (16.5%)
Alliance Data Systems Corp.*	31,822	$7,626,460
Cisco Systems, Inc.	320,900	7,030,919
Cognizant Technology Solutions Corp., Class A*	76,300	7,394,996
EMC Corp.	470,600	11,407,344
Oracle Corp.	307,600	11,350,440
QUALCOMM, Inc.	138,900	10,309,158
Solera Holdings, Inc.	60,954	4,073,556
Visa, Inc., Class A	39,700	8,552,571

		67,745,444

Materials (6.4%)
International Flavors & Fragrances, Inc.	50,000	4,334,000
Monsanto Co.	42,925	4,573,659
Potash Corp. of Saskatchewan, Inc.	242,100	7,582,572
Praxair, Inc.	80,305	10,015,639

		26,505,870

Telecommunication Services (2.1%)
TELUS Corp.	244,768	8,551,825

Total Common Stocks		404,077,774

REPURCHASE AGREEMENT (0.8%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $3,465,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $3,538,900	$3,465,000	3,465,000

Total Repurchase Agreement		3,465,000

Total Investments (Cost $308,652,606) (a)—99.2%		407,542,774

Other assets in excess of liabilities—0.8%		3,237,633

Net Assets—100.0%		$410,780,407

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (42.2%)
CHINA (7.6%)
Gas Utilities (2.0%)
China Resources Gas Group Ltd. (USD), 4.50%, 04/05/2022 (a)	$2,000,000	$1,977,582
ENN Energy Holdings Ltd. (USD), 6.00%, 05/13/2021 (a)	1,400,000	1,513,960
Talent Yield Investments Ltd. (USD), 4.50%, 04/25/2022 (a)	900,000	882,029

		4,373,571

Oil & Gas Services (0.8%)
COSL Finance BVI Ltd. (USD), 3.25%, 09/06/2022 (a)	1,800,000	1,620,164

Oil, Gas & Consumable Fuels (2.7%)
China Petroleum & Chemical Corp., Series WW (CNY), 0.80%, 02/20/2014 (b)	10,765,000	1,773,561
CNOOC Finance 2012 Ltd. (USD), 3.88%, 05/02/2022 (a)	1,600,000	1,556,856
CNOOC Finance 2013 Ltd. (USD), 3.00%, 05/09/2023	900,000	798,901
Sinopec Capital 2013 Ltd. (USD), 3.13%, 04/24/2023 (a)	800,000	715,696
Sinopec Group Overseas Development 2012 Ltd. (USD), 4.88%, 05/17/2042 (a)	700,000	664,049
Sinopec Group Overseas Development 2013 Ltd. (USD), 4.38%, 10/17/2023 (a)	400,000	394,050

		5,903,113

Real Estate (0.9%)
Central China Real Estate Ltd. (USD), EMTN, 6.50%, 06/04/2018 (a)	600,000	568,330
Franshion Brilliant Ltd. (USD), 5.38%, 10/17/2018 (a)	400,000	397,675
Franshion Investment Ltd. (USD), 4.70%, 10/26/2017 (a)	600,000	591,000
KWG Property Holding Ltd. (USD), 12.50%, 08/18/2017 (a)	400,000	434,500

		1,991,505

Real Estate Management & Development (0.9%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	1,200,000	1,231,437
KWG Property Holding Ltd. (USD), 13.25%, 03/22/2017 (a)	600,000	678,000

		1,909,437

Retail (0.3%)
Golden Eagle Retail Group Ltd. (USD), 4.63%, 05/21/2023 (a)	700,000	591,321

		16,389,111

HONG KONG (6.0%)
Chemicals (0.2%)
Yingde Gases Investment Ltd. (USD), 8.13%, 04/22/2018 (a)	350,000	356,563

Diversified Financial Services (1.7%)
HLP Finance Ltd. (USD), EMTN, 4.75%, 06/25/2022 (a)	1,811,000	1,788,029
Swire Properties MTN Financing Ltd. (USD), EMTN, 4.38%, 06/18/2022 (a)	1,800,000	1,813,639

		3,601,668

Diversified Holding Companies (0.6%)
Hutchison Whampoa International Ltd.
(USD), 7.63%, 04/09/2019 (a)	300,000	365,957
(USD), 4.63%, 01/13/2022 (a)	500,000	520,175
(USD), 7.45%, 11/24/2033 (a)	300,000	390,600

		1,276,732

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia Bond Fund

Electrical Components & Equipment (0.4%)
Metropolitan Light International Ltd. (USD), EMTN, 5.25%, 01/17/2018 (a)	$800,000	$799,207

Insurance (0.8%)
AIA Group Ltd. (USD), EMTN, 3.13%, 03/13/2023 (a)	1,950,000	1,796,905

Internet (0.2%)
Pacnet Ltd. (USD), 9.00%, 12/12/2018 (a)	400,000	410,000

Real Estate (0.8%)
CIFI Holdings Group Co. Ltd. (USD), 12.25%, 04/15/2018 (a)	800,000	879,000
Wanda Properties Overseas Ltd. (USD), 4.88%, 11/21/2018 (a)	1,000,000	972,390

		1,851,390

Real Estate Investment Trust (REIT) Funds (0.8%)
Champion MTN Ltd. (USD), EMTN, 3.75%, 01/17/2023 (a)	2,000,000	1,721,142

Real Estate Management & Development (0.5%)
Hongkong Land Finance (Cayman Island) Co. Ltd. (USD), EMTN, 4.50%, 10/07/2025	1,200,000	1,176,892

		12,990,499

INDIA (11.2%)
Commercial Banks (7.0%)
Axis Bank Ltd.
(USD), EMTN, 5.25%, 09/30/2015	1,800,000	1,872,540
Series 21 (INR), 9.15%, 12/31/2022	490,000,000	7,472,676
Bank of Baroda (USD), 5.00%, 08/24/2016 (a)	550,000	575,412
HDFC Bank Ltd. (USD), EMTN, 3.00%, 03/06/2018 (a)	900,000	877,599
ICICI Bank Ltd.
(USD), EMTN, 4.75%, 11/25/2016 (a)	200,000	208,795
(USD), 4.80%, 05/22/2019 (a)	335,000	338,620
(INR), 9.15%, 12/31/2022	250,000,000	3,868,695

		15,214,337

Diversified Financial Services (1.9%)
Rural Electrification Corp. Ltd., Series 103 (INR), 9.35%, 10/19/2016	258,000,000	4,070,907

Diversified Telecommunication Services (0.3%)
Bharti Airtel International Netherlands BV (USD), 5.13%, 03/11/2023 (a)	631,000	584,464

Electric Utilities (2.0%)
NTPC Ltd. (USD), EMTN, 5.63%, 07/14/2021 (a)	1,000,000	1,012,506
Power Grid Corp. of India Ltd., Series B (INR), 9.25%, 12/26/2016	216,250,000	3,392,593

		4,405,099

		24,274,807

INDONESIA (3.0%)
Coal (0.9%)
Adaro Indonesia PT (USD), 7.63%, 10/22/2019 (a)	1,200,000	1,258,500
Indo Energy Finance BV (USD), 7.00%, 05/07/2018 (a)	600,000	597,000

		1,855,500

Commercial Banks (1.2%)
Bank OCBC Nisp Tbk PT, Series OB (IDR), 6.90%, 02/19/2015	32,000,000,000	2,552,662

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia Bond Fund

Electric Utilities (0.9%)
Majapahit Holding BV (USD), 7.88%, 06/29/2037 (a)	$1,200,000	$1,218,000
Perusahaan Listrik Negara PT (USD), EMTN, 5.25%, 10/24/2042 (a)	1,131,000	822,802

		2,040,802

		6,448,964

MALAYSIA (1.9%)
Commercial Banks (1.1%)
AMBB Capital (L) Ltd. (USD), 6.77%, 01/27/2016 (c)(d)	1,000,000	1,016,936
Public Bank Bhd (USD), 6.84%, 08/22/2036 (d)	400,000	414,573
SBB Capital Corp. (USD), 6.62%, 11/02/2015 (a)(c)(d)	1,000,000	1,010,209

		2,441,718

Diversified Financial Services (0.4%)
Danga Capital Bhd (CNH), 2.90%, 10/20/2014 (a)	5,000,000	825,688

Oil, Gas & Consumable Fuels (0.4%)
PETRONAS Capital Ltd. (USD), 7.88%, 05/22/2022 (a)	600,000	771,774
PETRONAS Global Sukuk Ltd. (USD), 4.25%, 08/12/2014 (a)	50,000	50,882

		822,656

		4,090,062

PHILIPPINES (1.6%)
Diversified Telecommunication Services (0.5%)
Philippine Long Distance Telephone Co. (USD), EMTN, 8.35%, 03/06/2017	1,000,000	1,145,000

Electric Utilities (1.1%)
Power Sector Assets & Liabilities Management Corp.
(USD), 7.25%, 05/27/2019 (a)(e)	1,000,000	1,191,250
(USD), 7.39%, 12/02/2024 (a)(e)	880,000	1,086,800

		2,278,050

		3,423,050

REPUBLIC OF SOUTH KOREA (5.7%)
Commercial Banks (2.1%)
Busan Bank (USD), EMTN, 4.13%, 02/09/2017 (a)	1,300,000	1,366,326
Export-Import Bank of Korea (USD), 4.00%, 01/11/2017	50,000	53,485
Shinhan Bank
(USD), 1.88%, 07/30/2018 (a)	600,000	587,514
(USD), 5.66%, 03/02/2035 (a)(d)	1,300,000	1,339,000
Standard Chartered Bank Korea Ltd. (USD), 7.27%, 03/03/2034 (a)(d)	1,220,000	1,223,050

		4,569,375

Commercial Services & Supplies (0.8%)
Korea Expressway Corp.
(USD), EMTN, 4.50%, 03/23/2015 (a)	1,350,000	1,402,170
(USD), 1.88%, 10/22/2017 (a)	250,000	247,912

		1,650,082

Electric Utilities (1.4%)
Korea Hydro & Nuclear Power Co. Ltd. (USD), 3.00%, 09/19/2022 (a)	2,000,000	1,893,744
Korea South-East Power Co. Ltd.
(USD), 6.00%, 05/25/2016 (a)	700,000	767,620
(USD), EMTN, 3.63%, 01/29/2017 (a)	450,000	470,413

		3,131,777

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia Bond Fund

Gas Utilities (0.2%)
Korea Gas Corp.
(USD), 2.25%, 07/25/2017 (a)	$200,000	$201,068
(USD), 2.88%, 07/29/2018 (a)	200,000	202,850

		403,918

Special Purpose Banks (1.2%)
Korea Finance Corp. (USD), 3.25%, 09/20/2016	2,400,000	2,512,771

		12,267,923

SINGAPORE (3.3%)
Commercial Banks (1.2%)
Oversea-Chinese Banking Corp. Ltd.
(USD), EMTN, 3.75%, 11/15/2022 (a)(d)	50,000	51,485
(USD), 3.15%, 03/11/2023 (a)(d)	1,300,000	1,295,554
United Overseas Bank Ltd. (USD), EMTN, 2.88%, 10/17/2022 (a)(d)	1,300,000	1,301,950

		2,648,989

Real Estate (0.7%)
CapitaMalls Asia Treasury Ltd. (SGD), EMTN, 3.95%, 08/24/2017	1,750,000	1,442,228

Real Estate Investment Trust (REIT) Funds (1.4%)
CMT MTN Pte. Ltd.
(SGD), MTN, 2.85%, 09/01/2014	2,000,000	1,582,169
(USD), EMTN, 4.32%, 04/08/2015 (a)	1,500,000	1,543,534

		3,125,703

		7,216,920

THAILAND (1.9%)
Chemicals (0.5%)
PTT Global Chemical PCL (USD), 4.25%, 09/19/2022 (a)	1,200,000	1,125,842

Commercial Banks (0.2%)
Bangkok Bank PCL
(USD), MTN, 5.00%, 10/03/2023 (a)	400,000	405,614
(USD), 9.03%, 03/15/2029 (a)	50,000	62,250

		467,864

Oil, Gas & Consumable Fuels (1.2%)
PTTEP Canada International Finance Ltd. (USD), EMTN, 5.69%, 04/05/2021 (a)	1,500,000	1,615,460
Thai Oil PCL (USD), 3.63%, 01/23/2023 (a)	1,025,000	927,889

		2,543,349

		4,137,055

Total Corporate Bonds		91,238,391

GOVERNMENT BONDS (50.2%)
CHINA (5.3%)
China Government Bond
Series 1104 (CNY), 3.60%, 02/17/2016 (b)	10,000,000	1,637,196
Series 2313 (CNY), 3.09%, 05/30/2018 (b)	10,000,000	1,582,373
Series 1216 (CNY), 3.25%, 09/06/2019 (b)	11,000,000	1,722,567
Series 1019 (CNY), 3.41%, 06/24/2020 (b)	20,000,000	3,122,677
Series 1124 (CNY), 3.57%, 11/17/2021 (b)	22,000,000	3,414,262

		11,479,075

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia Bond Fund

INDONESIA (9.9%)
Indonesia Government Bonds, Barclays Bank PLC Credit-Linked Notes (IDR), EMTN, 9.50%, 06/17/2015	$41,000,000,000	$3,433,456
Indonesia Government International Bond
(USD), 5.88%, 03/13/2020 (a)	1,200,000	1,266,000
(USD), EMTN, 3.38%, 04/15/2023 (a)	1,006,000	860,130
Indonesia Treasury Bond
Series FR69 (IDR), 7.88%, 04/15/2019	13,000,000,000	1,046,069
Series FR70 (IDR), 8.38%, 03/15/2024	86,500,000,000	6,889,538
Series FR64 (IDR), 6.13%, 05/15/2028	35,200,000,000	2,162,162
Series FR54 (IDR), 9.50%, 07/15/2031	9,000,000,000	734,285
Series FR58 (IDR), 8.25%, 06/15/2032	24,800,000,000	1,792,465
Series FR68 (IDR), 8.38%, 03/15/2034	11,000,000,000	809,009
Perusahaan Penerbit SBSN (USD), 8.80%, 04/23/2014 (a)	2,400,000	2,436,000

		21,429,114

MALAYSIA (9.0%)
Bank Negara Malaysia Monetary Notes
Series 3813 (MYR), 0.00%, 06/19/2014 (f)	2,980,000	880,808
Series 7813 (MYR), 0.00%, 07/17/2014 (f)	2,970,000	875,978
Malaysia Government Bond
Series 0210 (MYR), 4.01%, 09/15/2017	25,900,000	7,842,619
Series 0512 (MYR), 3.31%, 10/31/2017	17,993,000	5,315,739
Series 0511 (MYR), 3.58%, 09/28/2018	15,200,000	4,493,114

		19,408,258

PHILIPPINES (2.4%)
Philippine Government Bond, Series 2017 (PHP), 8.00%, 07/19/2031	116,000,000	3,483,417
Philippine Government International Bond
(USD), 8.38%, 06/17/2019	700,000	883,750
(USD), 6.50%, 01/20/2020	700,000	826,000

		5,193,167

REPUBLIC OF SOUTH KOREA (15.8%)
Korea Monetary Stabilization Bond, Series 1506 (KRW), 2.76%, 06/02/2015	2,000,000,000	1,869,461
Korea Treasury Bond
Series 1703 (KRW), 3.50%, 03/10/2017	8,250,000,000	7,825,611
Series 1809 (KRW), 3.25%, 09/10/2018	3,600,000,000	3,366,739
Series 2106 (KRW), 1.50%, 06/10/2021 (g)	5,532,299,000	5,063,681
Series 2206 (KRW), 3.75%, 06/10/2022	900,000,000	852,639
Series 2303 (KRW), 3.00%, 03/10/2023	8,800,000,000	7,846,713
Series 2309 (KRW), 3.38%, 09/10/2023	8,000,000,000	7,331,837

		34,156,681

SRI LANKA (1.3%)
Sri Lanka Government Bonds
Series B (LKR), 8.50%, 07/15/2018	273,000,000	2,043,542
Series A (LKR), 8.00%, 11/15/2018	24,000,000	176,177
Sri Lanka Government International Bond (USD), 6.25%, 07/27/2021 (a)	550,000	544,500

		2,764,219

THAILAND (6.5%)
Thailand Government Bond
(THB), 3.63%, 05/22/2015	74,000,000	2,277,974
(THB), 4.13%, 11/18/2016	101,900,000	3,198,542
(THB), 3.45%, 03/08/2019	19,000,000	578,008

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia Bond Fund

Series ILB (THB), 1.20%, 07/14/2021 (a)(g)	$243,457,218	$7,251,119
(THB), 3.65%, 12/17/2021	26,200,000	785,902

		14,091,545

Total Government Bonds		108,522,059

GOVERNMENT AGENCIES (5.0%)
INDONESIA (0.3%)
Pertamina Persero PT (USD), MTN, 5.63%, 05/20/2043 (a)	800,000	614,000

SINGAPORE (4.7%)
Housing & Development Board
(SGD), MTN, 2.02%, 02/22/2016	3,000,000	2,391,952
(SGD), MTN, 3.95%, 07/15/2018	5,000,000	4,199,475
(SGD), MTN, 1.83%, 11/21/2018 (a)	2,750,000	2,104,289
(SGD), MTN, 3.14%, 03/18/2021	2,000,000	1,576,505

		10,272,221

Total Government Agencies		10,886,221

REPURCHASE AGREEMENT (1.1%)
UNITED STATES (1.1%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $2,496,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $2,546,156	2,496,000	2,496,000

Total Repurchase Agreement		2,496,000

Total Investments (Cost $226,603,684) (h)—98.5%		213,142,671

Other assets in excess of liabilities—1.5%		3,181,024

Net Assets—100.0%		$216,323,695

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(e)	This security is government guaranteed.
(f)	Issued with a zero coupon.
(g)	Inflation linked security.
(h)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EMTN	Euro Medium Term Note
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MTN	Medium Term Note
MYR	Malaysian Ringgit
PHP	Philippine Peso

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia Bond Fund

REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

At January 31, 2014, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%—2 year	UBS	(19)	03/31/2014	$891
United States Treasury Note 6%—5 year	UBS	30	03/31/2014	3,883
United States Treasury Note 6%—10 year	UBS	(396)	03/20/2014	(116,902)
United States Treasury Bond 6%—30 year	UBS	28	03/20/2014	80,499

				$(31,629)

At January 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
02/14/2014	State Street	GBP	2,255,669	USD	3,740,000	$3,707,808	$(32,191)
Chinese Yuan Renminbi Offshore/United States Dollar
03/27/2014	Standard Chartered Bank	CNH	30,820,000	USD	5,000,000	5,098,102	98,102
03/27/2014	State Street	CNH	41,710,110	USD	6,900,000	6,899,494	(506)
03/27/2014	UBS	CNH	40,267,884	USD	6,600,000	6,660,928	60,928
10/30/2014	Credit Suisse	CNH	66,144,750	USD	10,750,000	10,870,922	120,922
10/30/2014	UBS	CNH	6,739,426	USD	1,100,000	1,107,628	7,628
Hong Kong Dollar/United States Dollar
02/14/2014	UBS	HKD	49,217,263	USD	6,350,000	6,339,496	(10,504)
Indian Rupee/United States Dollar
02/14/2014	Deutsche Bank	INR	185,117,400	USD	2,930,000	2,947,788	17,788
Japanese Yen/United States Dollar
02/14/2014	State Street	JPY	613,266,650	USD	5,900,000	6,002,702	102,702
02/14/2014	UBS	JPY	569,620,380	USD	5,700,000	5,575,488	(124,512)
Malaysian Ringgit/United States Dollar
02/13/2014	Credit Suisse	MYR	21,010,368	USD	6,560,000	6,275,026	(284,974)
02/13/2014	Goldman Sachs	MYR	2,305,800	USD	700,000	688,658	(11,342)
02/13/2014	Standard Chartered Bank	MYR	10,443,200	USD	3,200,000	3,119,001	(80,999)
Philippine Peso/United States Dollar
02/13/2014	Goldman Sachs	PHP	697,783,800	USD	16,130,000	15,394,392	(735,608)
02/13/2014	Standard Chartered Bank	PHP	31,598,000	USD	700,000	697,110	(2,890)
02/13/2014	UBS	PHP	101,683,000	USD	2,300,000	2,243,314	(56,686)
Singapore Dollar/United States Dollar
02/13/2014	Royal Bank of Canada	SGD	4,969,676	USD	3,900,000	3,892,462	(7,538)
02/21/2014	Goldman Sachs	SGD	14,650,197	USD	11,780,000	11,474,710	(305,290)
02/21/2014	State Street	SGD	8,597,389	USD	6,800,000	6,733,872	(66,128)

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Asia Bond Fund

South Korean Won/United States Dollar
02/21/2014	HSBC	KRW	11,797,791,600	USD	11,020,000	$11,016,744	$(3,256)
02/21/2014	Royal Bank of Canada	KRW	743,400,000	USD	700,000	694,185	(5,815)
02/21/2014	UBS	KRW	535,100,000	USD	500,000	499,675	(325)
Thai Baht/United States Dollar
02/21/2014	HSBC	THB	152,505,900	USD	4,780,000	4,607,702	(172,298)
02/21/2014	UBS	THB	105,267,500	USD	3,250,000	3,180,476	(69,524)
03/27/2014	UBS	THB	92,820,000	USD	2,800,000	2,791,332	(8,667)
06/30/2014	Goldman Sachs	THB	60,282,000	USD	1,800,000	1,796,827	(3,173)

						$130,315,842	$(1,574,156)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/14/2014	Goldman Sachs	USD	3,630,000	GBP	2,254,147	$3,705,308	$(75,308)
United States Dollar/Indian Rupee
02/14/2014	Standard Chartered Bank	USD	6,379,999	INR	394,411,600	6,280,564	99,435
03/24/2014	UBS	USD	3,200,000	INR	199,584,000	3,150,365	49,635
United States Dollar/Indonesian Rupiah
02/28/2014	HSBC	USD	1,350,000	IDR	16,470,000,000	1,343,424	6,576
03/12/2014	Deutsche Bank	USD	5,700,000	IDR	72,219,000,000	5,878,864	(178,864)
03/12/2014	HSBC	USD	1,400,000	IDR	16,905,000,000	1,376,123	23,877
03/28/2014	HSBC	USD	1,350,000	IDR	16,564,500,000	1,344,789	5,211
United States Dollar/Japanese Yen
02/14/2014	Credit Suisse	USD	11,800,000	JPY	1,175,560,840	11,506,481	293,519
United States Dollar/Malaysian Ringgit
02/13/2014	Credit Suisse	USD	5,420,000	MYR	17,382,976	5,191,657	228,343
02/13/2014	Standard Chartered Bank	USD	1,300,000	MYR	4,221,100	1,260,688	39,312
06/30/2014	Goldman Sachs	USD	1,800,000	MYR	5,946,660	1,761,893	38,107
United States Dollar/Philippine Peso
02/13/2014	HSBC	USD	4,900,000	PHP	213,787,000	4,716,534	183,466
02/13/2014	UBS	USD	5,150,000	PHP	224,363,250	4,949,865	200,135
United States Dollar/Singapore Dollar
02/21/2014	Credit Suisse	USD	800,000	SGD	1,015,690	795,536	4,464
02/21/2014	Goldman Sachs	USD	1,985,000	SGD	2,468,645	1,933,557	51,443
02/21/2014	Royal Bank of Canada	USD	2,100,000	SGD	2,663,430	2,086,121	13,879
02/21/2014	State Street	USD	5,200,000	SGD	6,467,323	5,065,506	134,494
United States Dollar/South Korean Won
02/21/2014	Goldman Sachs	USD	2,269,999	KRW	2,415,053,000	2,255,169	14,830
02/21/2014	HSBC	USD	4,200,000	KRW	4,454,470,000	4,159,571	40,429
02/21/2014	Standard Chartered Bank	USD	2,500,000	KRW	2,648,060,000	2,472,751	27,249

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Asia Bond Fund

United States Dollar/Thai Baht
02/21/2014	Goldman Sachs	USD	2,159,999	THB	70,508,400	2,130,289	29,710
02/21/2014	HSBC	USD	6,500,000	THB	207,382,500	6,265,704	234,296
02/21/2014	ROYAL BANK OF CANADA (UK)	USD	3,500,000	THB	116,000,500	3,504,755	(4,755)
02/21/2014	UBS	USD	2,700,000	THB	89,194,500	$2,694,858	$5,142

						$85,830,372	$1,464,625

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (7.4%)
AUSTRALIA (0.3%)
SMART Trust, Series 2012-4US, Class A4A (USD), 1.25%, 08/14/2018	$245,000	$243,796

UNITED STATES (7.1%)
American Express Issuance Trust II, Series 2013-1, Class B (USD), 0.61%, 02/15/2019 (a)	120,000	119,260
AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C (USD), 2.38%, 06/10/2019	100,000	100,728
Capital One Multi-Asset Execution Trust
Series 2004-B3, Class B3 (USD), 0.89%, 01/18/2022 (a)	205,000	203,748
Series 2006-B1, Class B1 (USD), 0.44%, 01/15/2019 (a)	165,000	163,398
Chase Issuance Trust, Series 2007-B1, Class B1 (USD), 0.41%, 04/15/2019 (a)	520,000	514,987
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1 (USD), 2.88%, 01/23/2023	170,000	171,381
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (USD), 4.47%, 03/20/2043 (b)	207,638	210,239
CPS Auto Trust, Series 2011-A, Class A (USD), 2.82%, 04/16/2018 (b)	52,385	52,975
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (b)	554,840	594,690
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class C (USD), 1.37%, 01/15/2018	230,000	230,123
Series 2013-3, Class C (USD), 1.29%, 06/15/2017	275,000	275,296
GE Capital Credit Card Master Note Trust
Series 2011-2, Class B (USD), 1.16%, 05/15/2019 (a)	490,000	491,686
Series 2012-5, Class B (USD), 1.51%, 06/15/2018	290,000	292,021
Series 2012-7, Class B (USD), 2.21%, 09/15/2022	100,000	95,654
Mid-State Trust, Series 2010-1, Class M (USD), 5.25%, 12/15/2045 (b)	420,211	436,217
Santander Drive Auto Receivables Trust
Series 2011-1, Class D (USD), 4.01%, 02/15/2017	395,000	410,410
Series 2012-2, Class C (USD), 3.20%, 02/15/2018	254,000	261,402
Series 2013-1, Class C (USD), 1.76%, 01/15/2019	218,000	217,855
Series 2013-3, Class C (USD), 1.81%, 04/15/2019	273,000	271,701
World Financial Network Credit Card Master Trust
Series 2010-A, Class M (USD), 5.20%, 04/15/2019	360,000	378,435
Series 2013-A, Class A (USD), 1.61%, 12/15/2021	490,000	484,715

		5,976,921

Total Asset-Backed Securities		6,220,717

COMMERCIAL MORTGAGE-BACKED SECURITIES (13.1%)
UNITED STATES (13.1%)
Alternative Loan Trust, Series 2003-20CB, Class 2A1 (USD), 5.75%, 10/25/2033	201,452	212,164
Aventura Mall Trust, Series 2013-AVM, Class A (USD), 3.74%, 12/05/2032	240,000	250,593
Banc of America Alternative Loan Trust, Series 2003-1, Class A6 (USD), 6.00%, 02/25/2033	148,603	154,644
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class AMFL (USD), 0.83%, 06/11/2050 (a)(b)	125,000	121,646
Series 2007-PW17, Class AM (USD), 5.89%, 06/11/2050 (a)	250,000	282,900
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AM (USD), 5.46%, 10/15/2049	225,000	246,796
Series 2007-C6, Class AM (USD), 5.71%, 12/10/2049 (a)	600,000	665,865

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

Commercial Mortgage Pass Through Certificates
Series 2013-THL, Class D (USD), 2.81%, 06/08/2030 (a)(b)	$440,000	$441,995
Series 2006-C7, Class AM (USD), 5.78%, 06/10/2046 (a)	90,000	97,367
Series 2013-LC13, Class AM (USD), 4.56%, 08/10/2046 (a)(b)	270,000	283,351
Series 2007-C9, Class AM (USD), 5.65%, 12/10/2049 (a)	484,000	539,484
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-5, Class 3A2 (USD), 0.46%, 07/25/2035 (a)	180,913	168,809
Extended Stay America Trust
Series 2013-ESH7, Class B7 (USD), 3.60%, 12/05/2031 (b)	300,000	298,649
Series 2013-ESH7, Class C7 (USD), 3.90%, 12/05/2031 (b)	440,000	434,713
FREMF Mortgage Trust
Series 2012-K501, Class B (USD), 3.49%, 11/25/2046 (a)(b)	214,000	219,932
Series 2011-K10, Class B (USD), 4.62%, 11/25/2049 (a)(b)	270,000	279,559
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM (USD), 5.82%, 07/10/2038 (a)	150,000	164,077
GS Mortgage Securities Trust
Series 2013-NYC5, Class E (USD), 3.65%, 01/10/2030 (b)	300,000	300,375
Series 2007-GG10, Class A1A (USD), 5.81%, 08/10/2045 (a)(b)	468,977	515,697
Series 2013-GC14, Class B (USD), 4.78%, 08/10/2046 (b)	310,000	319,582
Hilton USA Trust, Series 2013-HLT, Class DFX (USD), 4.41%, 11/05/2030	312,000	317,304
Jefferies & Co., Inc., Series 2009-R9, Class 1A1 (USD), 2.40%, 08/26/2046 (a)(b)	178,952	180,254
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-PHH, Class C (USD), 2.53%, 10/15/2025 (a)(b)	190,000	190,649
Series 2012-PHH, Class D (USD), 3.43%, 10/15/2025 (a)(b)	150,000	150,902
Series 2013-C13, Class B (USD), 4.06%, 01/15/2046 (a)	130,000	128,107
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM (USD), 5.46%, 01/15/2049 (a)	240,000	249,114
JP Morgan Mortgage Trust, Series 2013-3, Class A3 (USD), 3.49%, 07/25/2043 (b)	525,673	511,155
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4 (USD), 4.20%, 01/15/2047	160,000	167,100
MASTR Alternative Loans Trust
Series 2004-8, Class 1A1 (USD), 6.50%, 09/25/2034	434,737	462,799
Series 2004-11, Class 7A1 (USD), 6.50%, 10/25/2034	198,384	215,275
Sequoia Mortgage Trust
Series 2012-3, Class A (USD), 3.00%, 07/25/2042	278,925	270,508
Series 2013-5, Class A2 (USD), 3.00%, 05/25/2043 (b)	347,724	321,592
Series 2013-7, Class A2 (USD), 3.00%, 06/25/2043 (a)	160,405	148,817
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2 (USD), 2.45%, 06/25/2034 (a)	319,440	325,804
Wells Fargo Mortgage Backed Securities, Series 2005-AR10, Class 1A1 (USD), 2.62%, 06/25/2035	410,876	419,830
Wells Fargo Mortgage Backed Securities 2003-N Trust, Series 2003-N, Class 1A1 (USD), 2.48%, 12/25/2033 (a)	232,233	232,958
Wells Fargo Mortgage Backed Securities 2004-V Trust, Series 2004-V, Class 2A1 (USD), 2.63%, 10/25/2034 (a)	203,064	206,652
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class ASB (USD), 2.98%, 06/15/2046	480,000	481,257

		10,978,275

Total Commercial Mortgage-Backed Securities		10,978,275

RESIDENTIAL MORTGAGE-BACKED SECURITIES (4.3%)
UNITED KINGDOM (0.3%)
Holmes Master Issuer PLC, Series 2011-3A, Class A6 (USD), 1.99%, 10/15/2054 (a)(b)	250,000	261,441

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

UNITED STATES (4.0%)
Banc of America Funding Corp., Series 2009-R6, Class 3A1 (USD), 2.10%, 01/26/2037 (a)(b)	$113,178	$112,851
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 2.66%, 12/26/2037 (a)(b)	470,534	475,265
Citigroup Mortgage Loan Trust, Inc.
Series 2009-6, Class 6A1 (USD), 0.41%, 07/25/2036 (a)(b)	412,357	403,585
Series 2009-5, Class 7A1 (USD), 0.51%, 07/25/2036 (a)(b)	217,616	211,555
Series 2009-6, Class 4A1 (USD), 2.75%, 04/25/2037 (a)(b)	166,574	168,083
Series 2009-6, Class 11A1 (USD), 0.51%, 05/25/2037 (a)(b)	117,539	116,394
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 25A1 (USD), 2.79%, 07/27/2036 (a)(b)	248,212	249,938
Series 2009-12R, Class 6A1 (USD), 6.00%, 05/27/2037 (b)	237,438	246,452
Series 2009-2R, Class 2A5 (USD), 2.19%, 06/26/2037 (a)(b)	196,340	196,158
Series 2009-3R, Class 28A1 (USD), 2.79%, 08/27/2037 (a)(b)	70,995	71,433
JP Morgan Re-Remic
Series 2009-7, Class 11A1 (USD), 2.72%, 09/27/2036 (a)(b)	229,992	229,656
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	61,148	63,524
Series 2009-7, Class 13A1 (USD), 2.37%, 06/27/2037 (a)(b)	154,160	155,020
Series 2009-7, Class 14A1 (USD), 2.27%, 07/27/2037 (a)(b)	431,978	429,273
Series 2009-7, Class 1A1 (USD), 2.76%, 08/27/2037 (a)(b)	174,187	176,026
MASTR Asset Securitization Trust, Series 2003-8, Class 3A13 (USD), 5.25%, 09/25/2033	54,813	56,093

		3,361,306

Total Residential Mortgage-Backed Securities		3,622,747

CORPORATE BONDS (32.1%)
AUSTRALIA (0.5%)
Insurance (0.2%)
QBE Insurance Group Ltd. (USD), 2.40%, 05/01/2018 (b)	200,000	193,808

Metals & Mining (0.3%)
BHP Billiton Finance USA Ltd. (USD), 3.85%, 09/30/2023	245,000	249,432

		443,240

BERMUDA (0.1%)
Miscellaneous Manufacturing (0.1%)
Ingersoll-Rand Global Holding Co. Ltd. (USD), 2.88%, 01/15/2019 (b)	80,000	80,508

BRAZIL (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Petrobras Global Finance BV (USD), 3.00%, 01/15/2019	135,000	127,217

CANADA (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Cenovus Energy, Inc. (USD), 5.20%, 09/15/2043	70,000	71,230

FRANCE (0.7%)
Commercial Banks (0.3%)
BPCE SA (USD), 5.15%, 07/21/2024 (b)	200,000	196,578

Oil, Gas & Consumable Fuels (0.4%)
Total Capital International SA
(USD), 2.70%, 01/25/2023	75,000	71,049
(USD), 3.75%, 04/10/2024	270,000	273,719

		344,768

		541,346

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

ISRAEL (0.3%)
Pharmaceutical (0.3%)
Teva Pharmaceutical Finance IV BV (USD), 3.65%, 11/10/2021	$215,000	$213,758

LUXEMBOURG (0.5%)
Miscellaneous Manufacturing (0.3%)
Pentair Finance SA
(USD), 2.65%, 12/01/2019	129,000	126,016
(USD), 3.15%, 09/15/2022	160,000	149,884

		275,900

Oil & Gas Services (0.2%)
Schlumberger Investment SA (USD), 3.65%, 12/01/2023	165,000	166,547

		442,447

NETHERLANDS (1.7%)
Commercial Banks (1.5%)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
(USD), 2.25%, 01/14/2019	250,000	250,037
(USD), 5.75%, 12/01/2043	250,000	262,717
ING Bank NV
(USD), 3.75%, 03/07/2017 (b)	400,000	425,040
(USD), 5.80%, 09/25/2023 (b)	300,000	314,050

		1,251,844

Oil, Gas & Consumable Fuels (0.2%)
Shell International Finance BV
(USD), 2.25%, 01/06/2023	130,000	120,234
(USD), 3.40%, 08/12/2023	75,000	74,844

		195,078

		1,446,922

NORWAY (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Statoil ASA (USD), 3.95%, 05/15/2043	70,000	63,722

PANAMA (0.1%)
Leisure Time (0.1%)
Carnival Corp. (USD), 1.20%, 02/05/2016	115,000	115,432

UNITED KINGDOM (1.8%)
Commercial Banks (1.2%)
Abbey National Treasury Services PLC (USD), 3.05%, 08/23/2018	195,000	201,482
Royal Bank of Scotland Group PLC (USD), 6.00%, 12/19/2023	400,000	403,025
Royal Bank of Scotland PLC (USD), 3.95%, 09/21/2015	210,000	219,605
Santander UK PLC (USD), 5.00%, 11/07/2023 (b)	200,000	202,012

		1,026,124

Electric Utilities (0.1%)
Western Power Distribution Holdings Ltd. (USD), 7.25%, 12/15/2017 (b)	100,000	112,925

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

Oil, Gas & Consumable Fuels (0.5%)
BG Energy Capital PLC (USD), 4.00%, 10/15/2021 (b)	$200,000	$207,840
BP Capital Markets PLC (USD), 2.75%, 05/10/2023	200,000	185,418

		393,258

		1,532,307

UNITED STATES (26.0%)
Advertising (0.4%)
Omnicom Group, Inc. (USD), 3.63%, 05/01/2022	340,000	339,008

Agriculture (0.2%)
Philip Morris International, Inc.
(USD), 4.13%, 03/04/2043	195,000	177,199
(USD), 4.88%, 11/15/2043	35,000	35,724

		212,923

Auto Manufacturers (0.2%)
General Motors Co. (USD), 6.25%, 10/02/2043 (b)	135,000	142,762

Auto Parts & Equipment (0.4%)
TRW Automotive, Inc. (USD), 4.45%, 12/01/2023 (b)	340,000	329,800

Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc. (USD), 4.63%, 02/01/2044	115,000	117,274
Anheuser-Busch InBev Worldwide, Inc. (USD), 2.50%, 07/15/2022	210,000	198,213

		315,487

Chemicals (0.3%)
FMC Corp. (USD), 4.10%, 02/01/2024	270,000	274,661

Commercial Banks (3.5%)
Bank of America Corp.
(USD), 2.60%, 01/15/2019	200,000	201,140
(USD), MTN, 5.00%, 05/13/2021	260,000	284,560
(USD), MTN, 5.00%, 01/21/2044	205,000	206,457
Bank of New York Mellon Corp., Series 10YR (USD), MTN, 3.65%, 02/04/2024	185,000	185,680
Citigroup, Inc.
(USD), 5.00%, 09/15/2014	240,000	246,266
(USD), 3.88%, 10/25/2023	290,000	286,038
(USD), 6.68%, 09/13/2043	85,000	97,261
Goldman Sachs Group, Inc. (USD), 2.63%, 01/31/2019	265,000	265,226
JPMorgan Chase & Co.
(USD), 6.75%, 02/01/2024 (a)	385,000	390,198
(USD), 4.85%, 02/01/2044	150,000	149,666
Morgan Stanley
(USD), 3.80%, 04/29/2016	150,000	158,568
(USD), 5.00%, 11/24/2025	215,000	218,131
PNC Bank NA (USD), 2.20%, 01/28/2019	250,000	250,503

		2,939,694

Diversified Financial Services (3.3%)
Harley-Davidson Funding Corp. (USD), 6.80%, 06/15/2018 (b)	380,000	442,203
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	225,000	261,843
International Lease Finance Corp. (USD), 6.75%, 09/01/2016 (b)	645,000	718,369
Legg Mason, Inc.
(USD), 5.50%, 05/21/2019	240,000	265,977
(USD), 5.63%, 01/15/2044	100,000	100,736

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

National Rural Utilities Cooperative Finance Corp.
(USD), 2.35%, 06/15/2020	$100,000	$98,100
(USD), 4.75%, 04/30/2043 (a)	285,000	267,900
Santander Holdings USA, Inc. (USD), 3.45%, 08/27/2018	380,000	394,025
Utility Contract Funding LLC (USD), 7.94%, 10/01/2016 (b)	193,401	211,263

		2,760,416

Diversified Telecommunication Services (1.9%)
Crown Castle Towers LLC (USD), 6.11%, 01/15/2040 (b)	415,000	476,315
Qwest Corp. (USD), 6.88%, 09/15/2033	170,000	164,475
SBA Tower Trust
(USD), 2.93%, 12/15/2042 (b)	265,000	270,563
(USD), 3.72%, 04/15/2048 (b)	125,000	119,390
Verizon Communications, Inc.
(USD), 5.15%, 09/15/2023	175,000	190,254
(USD), 6.55%, 09/15/2043	275,000	330,093

		1,551,090

Electric Utilities (2.1%)
Appalachian Power Co., Series L (USD), 5.80%, 10/01/2035	110,000	120,871
Dayton Power & Light Co. (The) (USD), 1.88%, 09/15/2016 (b)	165,000	168,026
DTE Energy Co., Series F (USD), 3.85%, 12/01/2023	125,000	126,570
Entergy Gulf States, Inc. (USD), 6.20%, 07/01/2033	214,000	214,602
Entergy Louisiana LLC (USD), 4.05%, 09/01/2023	100,000	104,308
Exelon Corp. (USD), 5.63%, 06/15/2035	125,000	130,737
National Fuel Gas Co. (USD), 3.75%, 03/01/2023	160,000	155,603
Nisource Finance Corp. (USD), 5.65%, 02/01/2045	95,000	101,897
PSEG Power LLC (USD), 2.45%, 11/15/2018	95,000	95,482
Public Service Co. of New Mexico (USD), 7.95%, 05/15/2018	180,000	215,295
Puget Energy, Inc. (USD), 6.50%, 12/15/2020	300,000	354,462

		1,787,853

Electronics (0.1%)
Jabil Circuit, Inc. (USD), 5.63%, 12/15/2020	85,000	88,400

Energy Equipment & Services (1.4%)
Buckeye Partners LP
(USD), 2.65%, 11/15/2018	300,000	298,836
(USD), 5.85%, 11/15/2043	75,000	76,649
El Paso Pipeline Partners Operating Co. LLC (USD), 6.50%, 04/01/2020	125,000	144,574
Energy Transfer Partners LP
(USD), 4.15%, 10/01/2020	270,000	277,472
(USD), 5.20%, 02/01/2022	85,000	91,001
ONEOK Partners LP (USD), 5.00%, 09/15/2023	130,000	138,724
Williams Partners LP (USD), 7.25%, 02/01/2017	135,000	156,657

		1,183,913

Food & Staples (0.2%)
CVS Caremark Corp. (USD), 5.75%, 05/15/2041	155,000	175,607

Food Products (0.7%)
Kroger Co.
(USD), 4.00%, 02/01/2024	40,000	40,272
(USD), 5.15%, 08/01/2043	65,000	66,242
Kroger Co. (The) (USD), 3.85%, 08/01/2023	270,000	270,089
WM Wrigley Jr Co. (USD), 3.38%, 10/21/2020 (b)	225,000	228,216

		604,819

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

Healthcare Products (0.5%)
Boston Scientific Corp. (USD), 6.00%, 01/15/2020	$165,000	$191,699
Medtronic, Inc. (USD), 2.75%, 04/01/2023	230,000	218,216

		409,915

Healthcare Providers & Services (0.2%)
WellPoint, Inc. (USD), 5.10%, 01/15/2044	140,000	142,946

Insurance (1.6%)
Arch Capital Group US, Inc. (USD), 5.14%, 11/01/2043	65,000	68,160
CNA Financial Corp. (USD), 5.85%, 12/15/2014	165,000	172,318
Farmers Exchange Capital II (USD), 6.15%, 11/01/2053 (a)(b)	80,000	84,000
Five Corners Funding Trust (USD), 4.42%, 11/15/2023 (b)	350,000	351,455
ING US, Inc. (USD), 2.90%, 02/15/2018	340,000	350,629
Transatlantic Holdings, Inc. (USD), 5.75%, 12/14/2015	300,000	325,530

		1,352,092

Media (0.7%)
Comcast Corp. (USD), 4.50%, 01/15/2043	75,000	70,559
COX Communications, Inc. (USD), 4.50%, 06/30/2043 (b)	85,000	73,517
NBCUniversal Media LLC (USD), 4.38%, 04/01/2021	432,000	465,199

		609,275

Office/Business Equipment (1.0%)
Xerox Corp. (USD), MTN, 7.20%, 04/01/2016	760,000	851,878

Oil & Gas Services (0.2%)
FMC Technologies, Inc. (USD), 3.45%, 10/01/2022	150,000	143,947

Oil, Gas & Consumable Fuels (1.2%)
Chevron Corp. (USD), 3.19%, 06/24/2023	190,000	187,644
Noble Energy, Inc.
(USD), 4.15%, 12/15/2021	200,000	210,042
(USD), 5.25%, 11/15/2043	115,000	117,011
Rowan Cos., Inc. (USD), 7.88%, 08/01/2019	375,000	455,937

		970,634

Paper & Forest Products (0.6%)
Georgia-Pacific LLC
(USD), 5.40%, 11/01/2020 (b)	130,000	147,151
(USD), 3.73%, 07/15/2023 (b)	190,000	188,775
(USD), 8.00%, 01/15/2024	105,000	138,510

		474,436

Pharmaceutical (0.5%)
Express Scripts Holding Co. (USD), 6.13%, 11/15/2041	175,000	204,545
Mylan, Inc. (USD), 5.40%, 11/29/2043	80,000	82,705
Zoetis, Inc. (USD), 4.70%, 02/01/2043	125,000	123,168

		410,418

Real Estate (1.3%)
DDR Corp. (USD), 3.38%, 05/15/2023	385,000	357,812
Health Care REIT, Inc. (USD), 3.75%, 03/15/2023	225,000	217,628
Healthcare Realty Trust, Inc. (USD), 3.75%, 04/15/2023	125,000	118,398
Kimco Realty Corp. (USD), 3.13%, 06/01/2023	400,000	370,734

		1,064,572

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

Real Estate Investment Trust (REIT) Funds (0.7%)
Federal Realty Investment Trust (USD), 3.95%, 01/15/2024	$205,000	$206,705
HCP, Inc. (USD), 4.25%, 11/15/2023	350,000	352,292

		558,997

Retail (0.4%)
CVS Caremark Corp. (USD), 5.30%, 12/05/2043	15,000	16,113
Target Corp. (USD), 4.00%, 07/01/2042	105,000	93,175
Wal-Mart Stores, Inc. (USD), 2.55%, 04/11/2023	260,000	243,358

		352,646

Software (0.7%)
Microsoft Corp.
(USD), 1.63%, 12/06/2018	120,000	119,657
(USD), 3.63%, 12/15/2023	200,000	203,730
Oracle Corp. (USD), 2.50%, 10/15/2022	260,000	243,711

		567,098

Transportation (0.4%)
Burlington Northern Santa Fe LLC (USD), 5.15%, 09/01/2043	170,000	179,155
FedEx Corp. (USD), 5.10%, 01/15/2044	165,000	168,990

		348,145

Trucking & Leasing (0.9%)
Penske Truck Leasing Co. LP
(USD), 2.50%, 03/15/2016 (b)	280,000	287,803
(USD), 3.75%, 05/11/2017 (b)	300,000	316,902
(USD), 2.88%, 07/17/2018 (b)	135,000	137,366

		742,071

		21,705,503

Total Corporate Bonds		26,783,632

MUNICIPAL BONDS (3.4%)
ARIZONA (0.2%)
La Paz County Industrial Development Authority Revenue Bonds (USD), 7.00%, 03/01/2034	160,000	152,390

CALIFORNIA (0.8%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds), Series S1 (USD), 6.79%, 04/01/2030	290,000	347,478
San Diego County California Regional Transportation Commission Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/2048	255,000	303,116

		650,594

GEORGIA (0.5%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	370,000	409,646

ILLINOIS (0.4%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	305,000	330,285

KENTUCKY (0.4%)
County of Carroll Pollution Control Revenue Bonds (Utilities Company Project), Series C (USD), 0.16%, 10/01/2032 (a)	425,000	378,131

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Authority Pollution Control Refunding Revenue Bonds (United Illuminating Company Project), Series A (USD), 0.33%, 10/01/2033 (a)	$550,000	$475,750

NEW YORK (0.2%)
Port Authority of New York & New Jersey Revenue Bonds (USD), 6.04%, 12/01/2029	145,000	171,378

OHIO (0.3%)
JobsOhio Beverage System Revenue Bonds, Series B (USD), 4.53%, 01/01/2035	290,000	277,173

Total Municipal Bonds		2,845,347

GOVERNMENT AGENCIES (0.4%)
BRAZIL (0.3%)
Caixa Economica Federal (USD), 4.50%, 10/03/2018 (b)	250,000	245,000

MEXICO (0.1%)
Petroleos Mexicanos (USD), 6.38%, 01/23/2045 (b)	60,000	60,005

Total Government Agencies		305,005

U.S. AGENCIES (31.6%)
UNITED STATES (31.6%)
Federal Home Loan Mortgage Corp.
Series 4097, Class VA (USD), 3.50%, 08/15/2025	551,604	576,644
Pool # G14583 (USD), 3.00%, 10/01/2027	246,993	254,950
Series 4097, Class GT (USD), 3.00%, 10/15/2031	268,049	271,370
Series 4214, Class BA (USD), 3.00%, 12/15/2031	188,115	191,426
Pool # C91442 (USD), 3.50%, 04/01/2032	274,740	284,625
Pool # C91482 (USD), 3.50%, 07/01/2032	263,897	274,039
Pool # G08028 (USD), 6.00%, 12/01/2034	76,961	86,026
Pool # G06788 (USD), 5.50%, 10/01/2035	137,017	151,380
Pool # A60299 (USD), 6.50%, 05/01/2037	358,308	399,533
Series 4134, Class WA (USD), 3.50%, 04/15/2038	476,761	495,240
Pool # A81046 (USD), 6.00%, 08/01/2038	37,814	41,859
Series 4223, Class DG (USD), 3.00%, 12/15/2038	185,034	189,094
Series 4183, Class AP (USD), 3.00%, 04/15/2039	455,307	460,752
Series 3745, Class GP (USD), 4.00%, 06/15/2039	435,000	451,460
Series 3864, Class AB (USD), 4.00%, 06/15/2039	216,065	229,887
Series 3895, Class AM (USD), 5.00%, 08/15/2039	226,904	251,030
Pool # G07075 (USD), 5.50%, 05/01/2040	143,985	159,540
Pool # A94066 (USD), 4.50%, 09/01/2040	230,811	248,023
Pool # A94362 (USD), 4.00%, 10/01/2040	387,706	405,906
Pool # A97345 (USD), 4.50%, 03/01/2041	198,837	213,973
Series 4229, Class MA (USD), 3.50%, 05/15/2041	414,003	434,500
Pool # Q02410 (USD), 5.00%, 07/01/2041	220,063	242,625
Pool # G06895 (USD), 4.50%, 11/01/2041	312,839	336,729
Pool # 2B1384 (USD), 2.48%, 05/01/2043 (a)	359,773	356,396
Pool # 849092 (USD), 2.27%, 07/01/2043 (a)	363,023	365,495
Pool # 849053 (USD), 2.29%, 08/01/2043 (a)	360,167	362,663
(USD), 2.31%, 08/01/2043 (a)	278,977	281,108
(USD), 2.21%, 10/01/2043 (a)	191,543	194,932
Federal National Mortgage Association
Series 2012-38, Class VK (USD), 4.00%, 02/25/2025	217,200	234,843
Series 2011-99, Class CV (USD), 4.50%, 03/25/2026	373,293	409,365
Series 2013-117, Class V (USD), 3.50%, 11/25/2026	256,017	266,571
Pool # AK6972 (USD), 3.50%, 03/01/2027	228,328	241,056
Pool # AO3007 (USD), 3.50%, 05/01/2027	234,688	247,765

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

Series 2013-74, Class DG (USD), 3.50%, 03/25/2028	$388,084	$405,493
Series 2009-69, Class MB (USD), 4.00%, 09/25/2029	275,000	293,248
Series 2012-120, Class DH (USD), 2.50%, 03/25/2031	382,295	378,552
Series 2012-84, Class QG (USD), 3.00%, 09/25/2031	376,909	383,649
Pool # AP2109 (USD), 4.00%, 08/01/2032	271,490	287,235
Pool # AB6959 (USD), 3.00%, 11/01/2032	340,111	343,400
Series 2013-31, Class ET (USD), 4.00%, 01/25/2033	281,370	295,656
Series 2012-147, Class WN (USD), 4.50%, 01/25/2033	553,152	597,820
Series 2013-16, Class GP (USD), 3.00%, 03/25/2033	210,000	216,626
Series 2013-17, Class YM (USD), 4.00%, 03/25/2033	361,818	379,358
Series 2013-20, Class DL (USD), 4.00%, 03/25/2033	345,700	362,555
Series 2013-20, Class MC (USD), 4.00%, 03/25/2033	362,968	375,308
Series 2013-31, Class NL (USD), 4.00%, 04/25/2033	272,963	286,384
Pool # 555424 (USD), 5.50%, 05/01/2033	219,890	242,599
Series 2013-43, Class MB (USD), 3.50%, 05/25/2033	348,846	348,057
Series 2013-57, Class DK (USD), 3.50%, 06/25/2033	372,279	370,559
Pool # MA1527 (USD), 3.00%, 08/01/2033	268,170	269,897
(USD), 3.50%, 09/01/2033	343,043	356,424
Pool # AU5902 (USD), 3.50%, 09/01/2033	257,904	268,123
Pool # MA1584 (USD), 3.50%, 09/01/2033	287,724	299,037
Pool # 190354 (USD), 5.50%, 12/01/2034	232,661	256,326
Series 2013-110, Class QH (USD), 3.50%, 02/25/2037	549,776	578,086
Series 2013-74, Class HB (USD), 3.50%, 02/25/2037	401,211	420,329
Series 2012-92, Class EB (USD), 3.50%, 04/25/2037	530,000	545,058
Pool # 889050 (USD), 6.00%, 05/01/2037	427,876	478,079
Pool # 995050 (USD), 6.00%, 09/01/2037	101,900	113,137
Pool # 995049 (USD), 5.50%, 02/01/2038	125,504	138,189
Pool # 929187 (USD), 5.50%, 03/01/2038	269,110	298,690
Pool # AC8518 (USD), 5.00%, 12/01/2039	230,045	252,757
Pool # AL0798 (USD), 4.50%, 10/01/2040	347,684	375,358
Series 2011-2, Class PL (USD), 4.00%, 02/25/2041	320,000	325,635
Pool # AI0108 (USD), 5.00%, 04/01/2041	314,707	348,138
Series 2012-67, Class KA (USD), 3.50%, 05/25/2041	434,694	456,457
Pool # AI5595 (USD), 5.00%, 07/01/2041	233,124	256,213
Pool # 890362 (USD), 4.50%, 08/01/2041	297,541	323,013
Pool # AL0933 (USD), 5.00%, 10/01/2041	278,022	305,127
Series 2013-100, Class MP (USD), 4.50%, 11/25/2041	603,864	660,913
Pool # AK2818 (USD), 4.50%, 01/01/2042	154,700	166,108
Series 2013-13, Class PH (USD), 2.50%, 04/25/2042	407,651	402,144
Pool # AO9937 (USD), 4.50%, 07/01/2042	423,848	457,270
Series 2013-15, Class EP (USD), 3.50%, 08/25/2042	447,228	463,458
Series 2013-12, Class UA (USD), 2.50%, 09/25/2042	547,191	541,382
Pool # AB6935 (USD), 3.50%, 11/01/2042	300,069	305,186
Pool # MA1373 (USD), 3.50%, 03/01/2043	232,525	233,450
Series 2013-22, Class JP (USD), 3.50%, 03/25/2043	349,808	360,183
Pool # AT2710 (USD), 2.27%, 06/01/2043 (a)	364,104	356,397
Pool # AL3845 (USD), 2.45%, 07/01/2043 (a)	502,451	498,010
Government National Mortgage Association, Pool # 783356 (USD), 6.00%, 06/20/2041	70,854	78,690

		26,364,568

Total U.S. Agencies		26,364,568

U.S. TREASURIES (7.1%)
UNITED STATES (7.1%)
U.S. Treasury Bonds (USD), 3.63%, 08/15/2043	1,700,000	1,700,265
U.S. Treasury Notes
(USD), 2.25%, 05/31/2014 (c)	50,000	50,348

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Core Fixed Income Fund

(USD), 0.25%, 10/31/2015	$250,000	$249,902
(USD), 0.25%, 12/31/2015	385,000	384,564
(USD), 0.75%, 01/15/2017	1,604,000	1,607,258
(USD), 1.50%, 12/31/2018	1,477,000	1,477,923
(USD), 2.75%, 11/15/2023	484,000	487,479

		5,957,739

Total U.S. Treasuries		5,957,739

REPURCHASE AGREEMENT (0.5%)
UNITED STATES (0.5%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $408,000, collateralized by a U.S. Treasury Bond, maturing 11/15/2043; market value of $416,644	408,000	408,000

Total Repurchase Agreement		408,000

Total Investments (Cost $83,263,947) (d)—99.9%		83,486,030

Other assets in excess of liabilities—0.1%		88,409

Net Assets—100.0%		$83,574,439

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	A security or a portion of the security was used to cover the margin requirement for futures contracts.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BKNT	Bank Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At January 31, 2014, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%—5 year	UBS	(13)	03/31/2014	$(15,570)
United States Treasury Note 6%—10 year	UBS	(3)	03/20/2014	(7,835)
United States Treasury Bond 6%—30 year	UBS	7	03/20/2014	30,609

				$7,204

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (6.7%)
BRAZIL (3.2%)
Commercial Banks (0.7%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$170,000	$64,809

Engineering & Construction (1.0%)
Odebrecht Finance Ltd. (USD), 7.50%, 09/14/2015 (a)(b)	100,000	98,375

Oil, Gas & Consumable Fuels (1.5%)
Petrobras International Finance Co.—Pifco
(USD), 7.88%, 03/15/2019	44,000	49,753
(USD), 5.75%, 01/20/2020	17,000	17,538
(USD), 6.88%, 01/20/2040	80,000	74,366

		141,657

		304,841

CHILE (0.2%)
Electric Utilities (0.2%)
AES Gener SA (USD), 5.25%, 08/15/2021 (a)	20,000	20,403

CHINA (1.1%)
Real Estate Management & Development (1.1%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	100,000	102,620

INDONESIA (1.1%)
Coal (1.1%)
Adaro Indonesia PT (USD), 7.63%, 10/22/2019 (a)	100,000	104,875

RUSSIA (1.1%)
Commercial Banks (1.1%)
Alfa Bank OJSC Via Alfa Bond Issuance PLC (USD), 7.88%, 09/25/2017 (a)	100,000	111,000

Total Corporate Bonds		643,739

GOVERNMENT BONDS (69.0%)
ARMENIA (2.1%)
Republic of Armenia (USD), 6.00%, 09/30/2020 (a)	200,000	199,700

BRAZIL (8.1%)
Brazil Notas do Tesouro Nacional, Serie F (BRL), 10.00%, 01/01/2017	1,070,000	413,128
Brazilian Government International Bond
(BRL), 12.50%, 01/05/2022	250,000	113,436
(USD), 7.13%, 01/20/2037	226,000	253,120

		779,684

CROATIA (4.1%)
Croatia Government International Bond
(USD), 6.63%, 07/14/2020 (a)	120,000	126,600
(USD), 6.00%, 01/26/2024 (a)	280,000	272,020

		398,620

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Debt Fund

DOMINICAN REPUBLIC (1.7%)
Dominican Republic International Bond (USD), 7.50%, 05/06/2021 (a)	$150,000	$163,688

EL SALVADOR (0.5%)
El Salvador Government International Bond (USD), 8.25%, 04/10/2032 (a)	50,000	51,125

GABON (2.1%)
Gabonese Republic (USD), 6.38%, 12/12/2024 (a)	200,000	205,500

HONDURAS (2.0%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)	200,000	190,500

INDONESIA (2.3%)
Indonesia Government International Bond
(USD), 6.88%, 01/17/2018 (a)	100,000	111,375
(USD), 5.88%, 03/13/2020 (a)	100,000	105,500

		216,875

IVORY COAST (1.0%)
Ivory Coast Government International Bond (USD), 5.75%, 12/31/2032 (a)(c)	110,000	95,150

LITHUANIA (3.0%)
Lithuania Government International Bond (USD), 6.63%, 02/01/2022 (a)	250,000	290,312

MEXICO (6.4%)
Mexico Fixed Rate Bonds
Series M10 (MXN), 8.50%, 12/13/2018	450,000	38,032
Series M (MXN), 8.00%, 11/06/2020	1,300,000	107,937
Series M (MXN), 7.75%, 11/13/2042	1,000,000	74,758
Mexico Government International Bond
(USD), 4.00%, 10/02/2023	56,000	55,160
(USD), 6.05%, 01/11/2040	320,000	339,200

		615,087

MONGOLIA (1.7%)
Mongolia Government International Bond (USD), 5.13%, 12/05/2022 (a)	200,000	160,000

PANAMA (0.5%)
Panama Government International Bond (USD), 6.70%, 01/26/2036	40,000	44,700

PERU (1.7%)
Peru Government Bond (PEN), 7.84%, 08/12/2020	350,000	138,004
Peruvian Government International Bond (PEN), 7.84%, 08/12/2020 (a)	60,000	23,658

		161,662

PHILIPPINES (1.0%)
Philippine Government International Bond (USD), 9.38%, 01/18/2017	80,000	97,300

QATAR (1.2%)
Qatar Government International Bond (USD), 6.40%, 01/20/2040 (a)	100,000	115,000

ROMANIA (3.5%)
Romanian Government International Bond
(USD), 6.75%, 02/07/2022 (a)	210,000	237,037
(USD), 6.13%, 01/22/2044 (a)	100,000	97,500

		334,537

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Debt Fund

RUSSIA (7.5%)
Russian Federal Bond—OFZ
Series 6208 (RUB), 7.50%, 02/27/2019	$10,000,000	$281,490
Series 6211 (RUB), 7.00%, 01/25/2023	3,450,000	90,689
Russian Foreign Bond—Eurobond (USD), 7.50%, 03/31/2030 (a)(c)	300,300	345,795

		717,974

SOUTH AFRICA (3.5%)
South Africa Government International Bond (USD), 5.88%, 05/30/2022	320,000	337,600

TURKEY (3.0%)
Turkey Government International Bond (USD), 6.25%, 09/26/2022	280,000	286,664

UKRAINE (1.9%)
Ukraine Government International Bond (USD), 9.25%, 07/24/2017 (a)	200,000	187,000

UNITED ARAB EMIRATES (5.2%)
Emirate of Dubai Government International Bonds (USD), EMTN, 7.75%, 10/05/2020 (a)	420,000	505,050

URUGUAY (2.6%)
Uruguay Government International Bond
(UYU), 4.25%, 04/05/2027 (d)	2,543,377	112,216
PIK (USD), 7.88%, 01/15/2033	60,000	74,175
(USD), 7.63%, 03/21/2036	54,445	66,219

		252,610

VENEZUELA (1.3%)
Venezuela Government International Bond
(USD), 5.75%, 02/26/2016 (a)	57,500	46,288
(USD), 12.75%, 08/23/2022 (a)	101,000	82,820

		129,108

VIETNAM (1.1%)
Vietnam Government International Bond (USD), 6.88%, 01/15/2016 (a)	100,000	106,250

Total Government Bonds		6,641,696

GOVERNMENT AGENCIES (12.6%)
BRAZIL (4.3%)
Banco Nacional de Desenvolvimento Economico e Social (USD), 5.50%, 07/12/2020 (a)	260,000	263,900
Caixa Economica Federal (USD), 4.50%, 10/03/2018 (a)	150,000	147,000

		410,900

INDONESIA (1.7%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042 (a)	200,000	160,500

KAZAKHSTAN (2.0%)
Kazakhstan Temir Zholy Finance BV (USD), 6.95%, 07/10/2042 (a)	200,000	197,500

MEXICO (2.6%)
Pemex Project Funding Master Trust (USD), 6.63%, 06/15/2035	43,000	44,861
Petroleos Mexicanos
(USD), 5.50%, 01/21/2021	40,000	42,600
(USD), 6.50%, 06/02/2041	110,000	112,489
(USD), 6.38%, 01/23/2045 (a)	50,000	50,005

		249,955

RUSSIA (1.8%)
Vnesheconombank Via VEB Finance PLC (USD), 6.90%, 07/09/2020 (a)	160,000	173,200

VENEZUELA (0.2%)
Petroleos de Venezuela SA (USD), 8.50%, 11/02/2017 (a)	30,000	23,280

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Debt Fund

Total Government Agencies		1,215,335

REPURCHASE AGREEMENT (7.5%)
UNITED STATES (7.5%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $719,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $735,556	$719,000	$719,000

Total Repurchase Agreement		719,000

Total Investments (Cost $9,968,764) (e)—95.8%		9,219,770

Other assets in excess of liabilities—4.2%		400,636

Net Assets—100.0%		$9,620,406

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(d)	Inflation linked security.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
EMTN	Euro Medium Term Note
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PIK	Payment In Kind
RUB	New Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso

At January 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Indian Rupee/United States Dollar
02/26/2014	UBS	INR	17,455,000	USD	273,624	$277,190	$3,566
Mexican Peso/United States Dollar
04/16/2014	Barclays Bank	MXN	212,000	USD	15,834	15,765	(69)
Peruvian Nouveau Sol/United States Dollar
02/26/2014	Barclays Bank	PEN	27,000	USD	9,524	9,511	(12)
Philippine Peso/United States Dollar
02/26/2014	State Street	PHP	8,320,000	USD	191,176	183,517	(7,660)

						$485,983	$(4,175)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Debt Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Brazilian Real
02/26/2014	Barclays Bank	USD	104,257	BRL	251,000	$103,417	$840
02/26/2014	Goldman Sachs	USD	30,187	BRL	71,000	29,253	934
02/26/2014	State Street	USD	438,945	BRL	1,041,000	428,915	10,030
United States Dollar/Indian Rupee
02/26/2014	HSBC	USD	83,503	INR	5,250,000	83,371	132
United States Dollar/Mexican Peso
04/16/2014	State Street	USD	58,222	MXN	763,000	56,740	1,482
United States Dollar/New Russian Ruble
02/26/2014	Citibank	USD	378,063	RUB	12,707,000	359,793	18,270
02/26/2014	JPMorgan Chase	USD	28,366	RUB	948,000	26,842	1,524
United States Dollar/Peruvian Nouveau Sol
02/26/2014	JPMorgan Chase	USD	169,223	PEN	480,000	169,091	132

						$1,257,422	$33,344

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (8.5%)
BRAZIL (8.5%)
Commercial Banks (4.2%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$2,665,000	$1,015,975
Banco Votorantim SA (BRL), EMTN, 6.25%, 05/16/2016 (a)(b)	2,350,000	1,070,399

		2,086,374

Oil, Gas & Consumable Fuels (4.3%)
Petrobras Global Finance BV (USD), 1.86%, 05/20/2016 (c)	2,180,000	2,150,025

		4,236,399

Total Corporate Bonds		4,236,399

GOVERNMENT BONDS (74.2%)
BRAZIL (8.0%)
Brazil Notas do Tesouro Nacional
Serie F (BRL), 10.00%, 01/01/2021	4,680,000	1,667,514
Serie F (BRL), 10.00%, 01/01/2023	1,190,000	414,740
Serie B (BRL), 6.00%, 08/15/2024 (b)	290,000	265,531
Brazilian Government International Bond
(BRL), 12.50%, 01/05/2022	1,680,000	762,292
(BRL), 10.25%, 01/10/2028	2,260,000	889,672

		3,999,749

COLOMBIA (0.9%)
Colombia Government International Bond (COP), 7.75%, 04/14/2021	878,000,000	470,375

HUNGARY (1.5%)
Hungary Government Bond
Series 15\C (HUF), 7.75%, 08/24/2015	—	—
Series 16\C (HUF), 5.50%, 02/12/2016	114,500,000	508,314
Series 19\A (HUF), 6.50%, 06/24/2019	51,800,000	235,613

		743,927

INDONESIA (6.6%)
Indonesia Treasury Bond
Series FR48 (IDR), 9.00%, 09/15/2018	4,880,000,000	410,583
Series FR53 (IDR), 8.25%, 07/15/2021	2,865,000,000	226,572
Series FR43 (IDR), 10.25%, 07/15/2022	8,494,000,000	742,616
Series FR59 (IDR), 7.00%, 05/15/2027	17,119,000,000	1,144,071
Series FR54 (IDR), 9.50%, 07/15/2031	9,556,000,000	779,648
Series FR58 (IDR), 8.25%, 06/15/2032	450,000,000	32,525

		3,336,015

MALAYSIA (4.7%)
Malaysia Government Bond
Series 0210 (MYR), 4.01%, 09/15/2017	2,680,000	811,514
Series 0511 (MYR), 3.58%, 09/28/2018	1,440,000	425,663
Series 0112 (MYR), 3.42%, 08/15/2022	4,050,000	1,134,338

		2,371,515

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

MEXICO (9.9%)
Mexican Bonos, Series M (MXN), 6.50%, 06/10/2021	$10,250,000	$776,133
Mexico Fixed Rate Bonds
Series M10 (MXN), 7.25%, 12/15/2016	9,200,000	740,017
Series M10 (MXN), 8.50%, 12/13/2018	5,800,000	490,184
Series M (MXN), 8.00%, 06/11/2020	6,900,000	570,834
Series M20 (MXN), 7.50%, 06/03/2027	14,450,000	1,125,671
Series M30 (MXN), 8.50%, 11/18/2038	5,250,000	425,152
Series M (MXN), 7.75%, 11/13/2042	11,460,000	856,730

		4,984,721

NIGERIA (3.6%)
Nigeria Government Bond (NGN), 15.10%, 04/27/2017	131,000,000	832,743
Nigeria Treasury Bill (NGN)
(NGN), 14.05%, 10/09/2014	22,100,000	124,731
(NGN), 15.62%, 10/09/2014	24,400,000	137,712
(NGN), 15.75%, 10/09/2014	38,800,000	218,985
(NGN), 15.97%, 10/09/2014	20,300,000	114,572
(NGN), 16.02%, 10/09/2014	20,000,000	112,879
(NGN), 10.22%, 11/20/2014	48,500,000	269,516

		1,811,138

PERU (2.3%)
Peruvian Government International Bond
(PEN), 5.20%, 09/12/2023 (a)	575,000	189,223
(PEN), 6.95%, 08/12/2031 (a)	2,820,000	944,495

		1,133,718

POLAND (4.6%)
Poland Government Bond
Series 1020 (PLN), 5.25%, 10/25/2020	3,680,000	1,216,548
Series 0429 (PLN), 5.75%, 04/25/2029	3,140,000	1,072,900

		2,289,448

RUSSIA (8.2%)
Russian Federal Bond—OFZ
Series 6208 (RUB), 7.50%, 02/27/2019	55,360,000	1,558,328
Series 6210 (RUB), 6.80%, 12/11/2019	22,909,000	618,810
Series 6211 (RUB), 7.00%, 01/25/2023	52,050,000	1,368,218
Series 6212 (RUB), 7.05%, 01/19/2028	22,710,000	578,372

		4,123,728

SOUTH AFRICA (9.9%)
Eskom Holdings SOC Ltd., Series E170 (ZAR), 13.50%, 08/01/2021	4,500,000	494,843
South Africa Government Bond
Series 204 (ZAR), 8.00%, 12/21/2018	6,910,000	614,851
Series R207 (ZAR), 7.25%, 01/15/2020	28,100,000	2,379,073
Series R186 (ZAR), 10.50%, 12/21/2026	5,650,000	567,873
Series R209 (ZAR), 6.25%, 03/31/2036	14,000,000	899,609

		4,956,249

THAILAND (4.4%)
Thailand Government Bond
(THB), 3.25%, 06/16/2017	20,550,000	629,536
(THB), 2.80%, 10/10/2017	32,648,000	981,195
Series ILB (THB), 1.20%, 07/14/2021 (a)(b)	19,459,656	579,586

		2,190,317

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

TURKEY (6.8%)
Turkey Government Bond
(TRY), 10.00%, 06/17/2015	$3,650,000	$1,601,699
(TRY), 9.00%, 01/27/2016	1,240,000	532,620
Series CPI (TRY), 4.00%, 04/01/2020 (b)	767,838	348,492
(TRY), 9.50%, 01/12/2022	2,130,000	910,192

		3,393,003

URUGUAY (2.8%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (b)	20,788,003	1,001,634
(UYU), 4.25%, 04/05/2027 (b)	8,893,506	392,390

		1,394,024

Total Government Bonds		37,197,927

GOVERNMENT AGENCIES (7.6%)
MALAYSIA (1.4%)
Cagamas MBS Bhd, Series 4 (MYR), 3.90%, 05/29/2017	2,300,000	688,163

MEXICO (1.5%)
Petroleos Mexicanos (MXN), 9.10%, 01/27/2020	9,300,000	765,942

RUSSIA (2.3%)
RZD Capital PLC (RUB), 8.30%, 04/02/2019 (a)	43,400,000	1,184,646

THAILAND (2.4%)
Bank of Thailand
Series 3YR (THB), 3.40%, 09/08/2014	26,200,000	798,944
Series 3YR (THB), 2.95%, 01/14/2016	12,700,000	387,508

		1,186,452

Total Government Agencies		3,825,203

REPURCHASE AGREEMENT (6.6%)
UNITED STATES (6.6%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $3,314,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $3,384,588	3,314,000	3,314,000

Total Repurchase Agreement		3,314,000

Total Investments (Cost $57,147,480) (d)—96.9%		48,573,529

Other assets in excess of liabilities—3.1%		1,543,734

Net Assets—100.0%		$50,117,263

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Inflation linked security.
(c)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
BRL	Brazilian Real
COP	Colombian Peso

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

EMTN	Euro Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At January 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Colombian Peso/United States Dollar
02/26/2014	Royal Bank of Scotland	COP	1,718,684,000	USD	885,669	$851,558	$(34,111)
Hungarian Forint/United States Dollar
04/16/2014	UBS	HUF	298,905,000	USD	1,320,411	1,284,885	(35,526)
Indian Rupee/United States Dollar
02/26/2014	Barclays Bank	INR	4,915,000	USD	78,041	78,052	11
02/26/2014	Citibank	INR	93,665,000	USD	1,470,106	1,487,425	17,319
Indonesian Rupiah/United States Dollar
02/26/2014	Deutsche Bank	IDR	4,386,821,000	USD	358,108	357,945	(163)
Malaysian Ringgit/United States Dollar
02/26/2014	Barclays Bank	MYR	521,000	USD	158,066	155,486	(2,579)
02/26/2014	HSBC	MYR	6,345,000	USD	1,955,858	1,893,588	(62,271)
02/26/2014	Royal Bank of Scotland	MYR	835,000	USD	254,186	249,196	(4,990)
Mexican Peso/United States Dollar
04/16/2014	JPMorgan Chase	MXN	1,373,000	USD	104,933	102,102	(2,831)
04/16/2014	State Street	MXN	22,471,000	USD	1,714,685	1,671,030	(43,655)
New Russian Ruble/United States Dollar
02/26/2014	Barclays Bank	RUB	11,657,000	USD	328,992	330,062	1,071
Philippine Peso/United States Dollar
02/26/2014	Barclays Bank	PHP	24,686,000	USD	555,366	544,507	(10,859)
02/26/2014	State Street	PHP	57,998,000	USD	1,332,675	1,279,280	(53,394)
Polish Zloty/United States Dollar
04/16/2014	Royal Bank of Scotland	PLN	6,777,000	USD	2,214,011	2,140,210	(73,800)
South African Rand/United States Dollar
04/16/2014	Barclays Bank	ZAR	1,339,497	USD	124,109	119,245	(4,863)
04/16/2014	Citibank	ZAR	541,000	USD	49,298	48,161	(1,137)
04/16/2014	UBS	ZAR	1,019,000	USD	92,700	90,714	(1,986)

						$12,683,446	$(313,764)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
02/26/2014	Barclays Bank	USD	180,685	BRL	435,000	$179,229	$1,456
02/26/2014	Citibank	USD	329,849	BRL	789,000	325,085	4,764
02/26/2014	Goldman Sachs	USD	203,656	BRL	479,000	197,358	6,298
02/26/2014	JPMorgan Chase	USD	388,910	BRL	923,000	380,296	8,614
United States Dollar/Hungarian Forint
04/16/2014	UBS	USD	736,935	HUF	161,572,000	694,540	42,395
United States Dollar/Indian Rupee
02/26/2014	HSBC	USD	534,403	INR	33,599,000	533,561	842
United States Dollar/Indonesian Rupiah
02/26/2014	JPMorgan Chase	USD	250,402	IDR	2,990,049,000	243,975	6,427
United States Dollar/Malaysian Ringgit
02/26/2014	JPMorgan Chase	USD	152,317	MYR	495,000	147,727	4,590
United States Dollar/New Russian Ruble
02/26/2014	Citibank	USD	608,763	RUB	20,461,000	579,344	29,419
02/26/2014	JPMorgan Chase	USD	225,702	RUB	7,552,000	213,831	11,871
United States Dollar/Peruvian Nouveau Sol
02/26/2014	JPMorgan Chase	USD	1,179,501	PEN	3,341,000	1,176,941	2,560
United States Dollar/South African Rand
04/16/2014	Barclays Bank	USD	496,279	ZAR	5,375,000	478,495	17,784
United States Dollar/Thai Baht
02/26/2014	HSBC	USD	446,262	THB	14,819,000	447,381	(1,119)
04/16/2014	HSBC	USD	1,089,763	THB	36,300,000	1,089,080	683
United States Dollar/Turkish Lira
04/16/2014	Goldman Sachs	USD	474,588	TRY	1,048,000	454,338	20,250

						$7,141,181	$156,834

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (1.1%)
UNITED STATES (1.1%)
AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C (USD), 2.38%, 06/10/2019	$5,000	$5,036
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (USD), 4.47%, 03/20/2043 (a)	49,437	50,057
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (a)	48,500	51,983
Ford Credit Floorplan Master Owner Trust, Series 2013-3, Class C (USD), 1.29%, 06/15/2017	20,000	20,022
Santander Drive Auto Receivables Trust
Series 2011-1, Class D (USD), 4.01%, 02/15/2017	35,000	36,366
Series 2013-1, Class C (USD), 1.76%, 01/15/2019	7,000	6,995
Series 2013-3, Class C (USD), 1.81%, 04/15/2019	19,000	18,910
World Financial Network Credit Card Master Trust, Series 2010-A, Class M (USD), 5.20%, 04/15/2019	45,000	47,304

		236,673

Total Asset-Backed Securities		236,673

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.8%)
UNITED STATES (1.8%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 2.50%, 01/14/2029 (a)(b)	100,000	100,101
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AMFL (USD), 0.83%, 06/11/2050 (a)(b)	25,000	24,329
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AM (USD), 5.46%, 10/15/2049	10,000	10,969
Series 2007-C6, Class AM (USD), 5.71%, 12/10/2049 (b)	20,000	22,195
Commercial Mortgage Pass Through Certificates
Series 2006-C7, Class AM (USD), 5.78%, 06/10/2046 (b)	10,000	10,819
Series 2007-C9, Class AMFL (USD), 0.80%, 12/10/2049 (a)(b)	10,000	9,661
Series 2007-C9, Class AM (USD), 5.65%, 12/10/2049 (b)	20,000	22,293
FREMF Mortgage Trust, Series 2011-K10, Class B (USD), 4.62%, 11/25/2049 (a)(b)	20,000	20,708
GS Mortgage Securities Trust, Series 2007-GG10, Class A1A (USD), 5.81%, 08/10/2045 (b)	43,424	47,750
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class B (USD), 4.06%, 01/15/2046 (b)	10,000	9,854
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4 (USD), 4.20%, 01/15/2047	10,000	10,444
MASTR Alternative Loans Trust
Series 2004-8, Class 1A1 (USD), 6.50%, 09/25/2034	38,039	40,495
Series 2004-11, Class 7A1 (USD), 6.50%, 10/25/2034	13,841	15,019
Wells Fargo Mortgage Backed Securities 2003-N Trust, Series 2003-N, Class 1A1 (USD), 2.48%, 12/25/2033 (b)	21,112	21,178
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class ASB (USD), 2.98%, 06/15/2046	30,000	30,078

		395,893

Total Commercial Mortgage-Backed Securities		395,893

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

RESIDENTIAL MORTGAGE-BACKED SECURITIES (1.9%)
UNITED STATES (1.9%)
BCAP LLC Trust
Series 2009-RR4, Class 3A1 (USD), 2.12%, 04/26/2037 (a)(b)	$18,810	$18,662
Series 2009-RR6, Class 3A1 (USD), 2.66%, 12/26/2037 (a)(b)	41,275	41,690
Series 2009-RR2, Class A1 (USD), 2.70%, 01/21/2038 (a)(b)	55,672	56,514
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 15A1 (USD), 6.00%, 05/27/2036 (a)	28,266	28,436
Series 2009-8R, Class 5A1 (USD), 6.09%, 05/26/2037 (a)(b)	38,656	40,353
Series 2009-2R, Class 2A5 (USD), 2.19%, 06/26/2037 (a)(b)	25,088	25,065
Series 2009-3R, Class 30A1 (USD), 4.44%, 07/27/2037 (a)(b)	23,781	23,866
JP Morgan Re-Remic
Series 2009-8, Class A1 (USD), 4.84%, 04/20/2036 (a)(b)	27,563	28,516
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	40,765	42,348
Series 2009-7, Class 14A1 (USD), 2.27%, 07/27/2037 (a)(b)	33,229	33,021
Series 2009-7, Class 17A1 (USD), 5.68%, 07/27/2037 (a)(b)	46,919	46,798
Series 2009-7, Class 1A1 (USD), 2.76%, 08/27/2037 (a)(b)	24,884	25,147

		410,416

Total Residential Mortgage-Backed Securities		410,416

CORPORATE BONDS (35.8%)
AUSTRALIA (0.9%)
Insurance (0.9%)
QBE Insurance Group Ltd. (USD), 2.40%, 05/01/2018 (a)	200,000	193,808

AUSTRIA (0.9%)
Engineering & Construction (0.9%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)	200,000	192,750

BRAZIL (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Petrobras Global Finance BV (EUR), 2.75%, 01/15/2018	100,000	131,768
Petrobras International Finance Co.—Pifco (USD), 7.88%, 03/15/2019	50,000	56,537

		188,305

CANADA (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Petrobras International Finance Co. (USD), 6.75%, 01/27/2041	70,000	62,893

CAYMAN ISLANDS (3.8%)
Engineering & Construction (0.8%)
Odebrecht Finance Ltd. (USD), 7.13%, 06/26/2042 (a)	200,000	187,500

Holding Companies-Diversified Operations (0.6%)
Hutchison Whampoa Europe Finance 13 Ltd. (EUR), 3.75%, 05/10/2018 (a)(b)(c)	100,000	130,055

Investment Companies (1.0%)
IPIC GMTN Ltd. (USD), EMTN, 5.50%, 03/01/2022 (a)	200,000	219,994

Iron/Steel (0.5%)
Vale Overseas Ltd. (USD), 6.25%, 01/23/2017	100,000	111,530

Real Estate (0.9%)
Country Garden Holdings Co. Ltd. (USD), 7.25%, 04/04/2021 (a)	200,000	189,500

		838,579

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

FRANCE (3.9%)
Building Materials (0.8%)
Cie de St-Gobain (GBP), EMTN, 5.63%, 12/15/2016	$100,000	$181,299

Commercial Banks (1.3%)
Banque Federative du Credit Mutuel SA (EUR), MTN, 2.63%, 02/24/2021 (a)	100,000	138,651
BNP Paribas SA (EUR), MTN, 2.00%, 01/28/2019	110,000	150,703

		289,354

Commercial Services & Supplies (0.7%)
Cegedim SA (EUR), 6.75%, 04/01/2020 (a)	100,000	141,445

Electric Utilities (0.5%)
Electricite de France SA (USD), 5.25%, 01/29/2023 (a)(b)(c)	100,000	96,625

Government Agency (0.6%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/2016 (b)(c)	100,000	135,881

		844,604

ITALY (0.6%)
Entertainment (0.6%)
Gamenet SpA (EUR), 7.25%, 08/01/2018 (a)	100,000	134,870

LUXEMBOURG (1.7%)
Diversified Telecommunication Services (0.2%)
Intelsat Jackson Holdings SA (USD), 5.50%, 08/01/2023 (a)	50,000	47,750

Home Furnishings (0.7%)
Magnolia BC SA (EUR), MTN, 9.00%, 08/01/2020 (a)	100,000	140,953

Miscellaneous Manufacturing (0.2%)
Pentair Finance SA (USD), 2.65%, 12/01/2019	50,000	48,843

Paper & Forest Products (0.6%)
Lecta SA (EUR), MTN, 8.88%, 05/15/2019 (a)	100,000	129,146

		366,692

NETHERLANDS (2.2%)
Diversified Financial Services (0.9%)
LeasePlan Corp. (USD), 3.00%, 10/23/2017 (a)	200,000	203,860

Diversified Telecommunication Services (1.3%)
Bite Finance International BV (EUR), MTN, 7.72%, 02/15/2018 (a)(b)	100,000	137,759
Koninklijke KPN (EUR), EMTN, 4.25%, 03/01/2022 (a)	100,000	147,643

		285,402

		489,262

NORWAY (0.6%)
Commercial Banks (0.6%)
DNB Bank ASA (EUR), MTN, 3.00%, 09/26/2023 (a)(b)	100,000	138,310

REPUBLIC OF IRELAND (0.6%)
Insurance (0.6%)
Aquarius and Investments PLC for Zurich Insurance Co. Ltd. (EUR), EMTN, 4.25%, 10/02/2043 (a)(b)	100,000	139,840

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

REPUBLIC OF SOUTH KOREA (2.8%)
Commercial Banks (0.9%)
Korea Development Bank (USD), 1.00%, 01/22/2016	$200,000	$199,189

Electric Utilities (1.9%)
Korea Hydro & Nuclear Power Co. Ltd. (USD), 2.88%, 10/02/2018 (a)	200,000	201,198
Korea Western Power Co. Ltd. (USD), 2.88%, 10/10/2018 (a)	200,000	201,642

		402,840

		602,029

SLOVAKIA (0.6%)
Electric Utilities (0.6%)
Zapadoslovenska Energetika AS (EUR), MTN, 2.88%, 10/14/2018 (a)	100,000	138,072

SUPRANATIONAL (0.4%)
Supranational (0.4%)
Eurofima (AUD), MTN, 6.00%, 03/30/2022	90,000	85,154

UNITED KINGDOM (5.4%)
Commercial Banks (1.8%)
Barclays Bank PLC (EUR), EMTN, 6.00%, 01/14/2021 (a)	50,000	77,583
Lloyds TSB Bank PLC (EUR), EMTN, 4.63%, 02/02/2017 (a)	100,000	148,922
Royal Bank of Scotland Group PLC (USD), 6.00%, 12/19/2023	70,000	70,529
Royal Bank of Scotland PLC (CAD), EMTN, 5.88%, 05/12/2016	106,000	102,087

		399,121

Commercial Services & Supplies (1.3%)
G4S International Finance PLC (EUR), EMTN, 2.88%, 05/02/2017 (a)	100,000	139,530
Rentokil Initial PLC (EUR), MTN, 3.25%, 10/07/2021 (a)	100,000	138,094

		277,624

Electric Utilities (1.0%)
SSE PLC (USD), 5.63%, 10/01/2017 (a)(b)(c)	200,000	209,500

Insurance (1.1%)
Aviva PLC (EUR), EMTN, 6.88%, 05/22/2038 (b)	50,000	77,045
Scottish Widows PLC (GBP), 5.50%, 06/16/2023 (a)	100,000	168,488

		245,533

Oil, Gas & Consumable Fuels (0.2%)
BP Capital Markets PLC (USD), 1.38%, 05/10/2018	43,000	42,346

		1,174,124

UNITED STATES (10.2%)
Auto Parts & Equipment (0.2%)
TRW Automotive, Inc. (USD), 4.45%, 12/01/2023 (a)	40,000	38,800

Commercial Banks (1.0%)
Citigroup, Inc. (USD), 3.88%, 10/25/2023	148,000	145,978
Goldman Sachs Group, Inc. (USD), 1.44%, 04/30/2018 (b)	81,000	81,877

		227,855

Commercial Services & Supplies (0.2%)
PHH Corp. (USD), 6.38%, 08/15/2021	50,000	50,125

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

Diversified Financial Services (1.9%)
ERAC USA Finance LLC (USD), 6.20%, 11/01/2016 (a)	$45,000	$50,857
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	100,000	116,374
International Lease Finance Corp.
(USD), 2.19%, 06/15/2016 (b)	35,000	35,175
(USD), 6.75%, 09/01/2016 (a)	70,000	77,963
Legg Mason, Inc. (USD), 5.50%, 05/21/2019	55,000	60,953
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 04/30/2043 (b)	65,000	61,100
Santander Holdings USA, Inc. (USD), 3.45%, 08/27/2018	20,000	20,738

		423,160

Diversified Telecommunication Services (1.4%)
CenturyLink, Inc., Series W (USD), 6.75%, 12/01/2023	50,000	50,625
SBA Tower Trust (USD), 2.93%, 12/15/2042 (a)	75,000	76,575
T-Mobile USA, Inc. (USD), 6.84%, 04/28/2023	50,000	52,188
Verizon Communications, Inc.
(USD), 2.50%, 09/15/2016	70,000	72,424
(USD), 4.50%, 09/15/2020	50,000	53,854

		305,666

Electric Utilities (0.2%)
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/2018	35,000	36,925

Electronics (0.2%)
Jabil Circuit, Inc. (USD), 5.63%, 12/15/2020	40,000	41,600

Energy Equipment & Services (0.8%)
El Paso Pipeline Partners Operating Co. LLC (USD), 5.00%, 10/01/2021	30,000	31,875
Energy Transfer Partners LP (USD), 5.20%, 02/01/2022	50,000	53,530
Regency Energy Partners LP/Regency Energy Finance Corp. (USD), 5.75%, 09/01/2020	50,000	51,750
Williams Partners LP (USD), 7.25%, 02/01/2017	25,000	29,011

		166,166

Healthcare Products (0.2%)
Hospira, Inc. (USD), 5.20%, 08/12/2020	31,000	32,958

Insurance (1.6%)
Allstate Corp. (The) (USD), 5.75%, 08/15/2053 (b)	34,000	34,442
Berkshire Hathaway Finance Corp. (USD), 4.25%, 01/15/2021	100,000	108,922
Five Corners Funding Trust (USD), 4.42%, 11/15/2023 (a)	200,000	200,831

		344,195

Iron/Steel (0.2%)
Steel Dynamics, Inc. (USD), 5.25%, 04/15/2023	50,000	50,500

Lodging (0.2%)
MGM Resorts International (USD), 6.63%, 12/15/2021	50,000	53,250

Media (0.6%)
Cablevision Systems Corp. (USD), 5.88%, 09/15/2022	70,000	68,512
CBS Corp. (USD), 8.88%, 05/15/2019	45,000	58,127

		126,639

Metals & Mining (0.3%)
Barrick North America Finance LLC (USD), 4.40%, 05/30/2021	69,000	68,038

Oil & Gas Services (0.3%)
FMC Technologies, Inc. (USD), 3.45%, 10/01/2022	65,000	62,377

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

Oil, Gas & Consumable Fuels (0.3%)
Antero Resources Finance Corp. (USD), 5.38%, 11/01/2021 (a)	$50,000	$50,375
Rowan Cos., Inc. (USD), 7.88%, 08/01/2019	20,000	24,317

		74,692

Paper & Forest Products (0.2%)
Georgia-Pacific LLC (USD), 8.00%, 01/15/2024	30,000	39,574

Real Estate Investment Trust (REIT) Funds (0.4%)
Federal Realty Investment Trust (USD), 3.95%, 01/15/2024	80,000	80,665

		2,223,185

Total Corporate Bonds		7,812,477

MUNICIPAL BONDS (1.0%)
UNITED STATES (1.0%)
CALIFORNIA (0.1%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds), Series S1 (USD), 6.79%, 04/01/2030	25,000	29,955

GEORGIA (0.3%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	55,000	60,893

ILLINOIS (0.3%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	55,000	59,560

OHIO (0.3%)
JobsOhio Beverage System Revenue Bonds, Series B (USD), 4.53%, 01/01/2035	70,000	66,904

		217,312

Total Municipal Bonds		217,312

GOVERNMENT BONDS (43.6%)
AUSTRALIA (0.5%)
Australia Government Bond, Series 120 (AUD), 6.00%, 02/15/2017	115,000	109,829

BELGIUM (1.1%)
Belgium Government Bond, Series 61 (EUR), 4.25%, 09/28/2021 (a)	150,000	238,740

CANADA (2.8%)
Canadian Government Bond
(CAD), 4.00%, 06/01/2017	350,000	342,967
Series WL43 (CAD), 5.75%, 06/01/2029	210,000	260,939

		603,906

DENMARK (0.3%)
Denmark Government Bond (DKK), 4.50%, 11/15/2039	300,000	75,329

FINLAND (0.2%)
Finland Government Bond (EUR), 3.50%, 04/15/2021 (a)	30,000	46,287

FRANCE (1.6%)
France Government Bond OAT
(EUR), 3.00%, 04/25/2022	120,000	177,203
(EUR), 4.25%, 10/25/2023	20,000	32,101
(EUR), 5.50%, 04/25/2029	30,000	54,413
(EUR), 4.75%, 04/25/2035	50,000	86,231

		349,948

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

GERMANY (4.3%)
Bundesobligation
Series 160 (EUR), 2.75%, 04/08/2016	$200,000	$285,352
Series 167 (EUR), 1.00%, 10/12/2018	160,000	220,159
Bundesrepublik Deutschland
(EUR), 1.50%, 02/15/2023	220,000	297,217
Series 00 (EUR), 5.50%, 01/04/2031	50,000	97,575
Series 07 (EUR), 4.25%, 07/04/2039	20,000	36,005

		936,308

ITALY (5.2%)
Buoni Poliennali Del Tesoro
(EUR), 3.50%, 06/01/2018	340,000	482,449
(EUR), 5.50%, 09/01/2022	180,000	277,578
(EUR), 4.50%, 03/01/2026 (a)	140,000	199,505
(EUR), 5.00%, 09/01/2040 (a)	125,000	180,544

		1,140,076

JAPAN (14.2%)
Japan Government 10 Year Bond
Series 275 (JPY), 1.40%, 12/20/2015	10,000,000	100,273
Series 297 (JPY), 1.40%, 12/20/2018	33,000,000	341,766
Series 299 (JPY), 1.30%, 03/20/2019	20,000,000	206,582
Japan Government 20 Year Bond
Series 62 (JPY), 0.80%, 06/20/2023	15,000,000	149,669
Series 64 (JPY), 1.90%, 09/20/2023	70,000,000	767,905
Series 112 (JPY), 2.10%, 06/20/2029	55,000,000	616,790
Japan Government 30 Year Bond
Series 10 (JPY), 1.10%, 03/20/2033	25,000,000	231,787
Series 30 (JPY), 2.30%, 03/20/2039	25,000,000	280,565
Japan Government 5 Year Bond, Series 105 (JPY), 0.20%, 06/20/2017	40,000,000	392,368

		3,087,705

NETHERLANDS (2.0%)
Netherlands Government Bond
(EUR), 3.25%, 07/15/2015 (a)	140,000	197,267
(EUR), 4.50%, 07/15/2017 (a)	120,000	184,075
(EUR), 2.25%, 07/15/2022 (a)	40,000	56,371

		437,713

POLAND (0.5%)
Poland Government Bond, Series 0415 (PLN), 5.50%, 04/25/2015	310,000	101,399

REPUBLIC OF IRELAND (0.3%)
Ireland Government Bond (EUR), 3.40%, 03/18/2024 (a)	40,000	54,351

SINGAPORE (1.6%)
Singapore Government Bond (SGD), 3.25%, 09/01/2020	400,000	339,157

SPAIN (2.3%)
Spain Government Bond
(EUR), 2.10%, 04/30/2017	250,000	342,105
(EUR), 4.80%, 01/31/2024	40,000	58,771
(EUR), 5.15%, 10/31/2044 (a)	75,000	109,034

		509,910

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

SWEDEN (1.7%)
Svensk Exportkredit AB (USD), 2.88%, 11/14/2023 (a)(b)	$200,000	$196,372
Sweden Government Bond, Series 1051 (SEK), 3.75%, 08/12/2017	1,000,000	165,863

		362,235

UNITED KINGDOM (5.0%)
United Kingdom Treasury Gilt
(GBP), 2.75%, 01/22/2015 (a)	190,000	319,252
(GBP), 4.50%, 03/07/2019 (a)	65,000	120,863
(GBP), 4.25%, 12/07/2027 (a)	110,000	204,843
(GBP), 4.25%, 03/07/2036 (a)	110,000	204,278
(GBP), 4.25%, 09/07/2039 (a)	75,000	139,886
(GBP), 4.25%, 12/07/2049 (a)	57,000	109,238

		1,098,360

Total Government Bonds		9,491,253

GOVERNMENT AGENCIES (0.7%)
BRAZIL (0.7%)
Caixa Economica Federal (USD), 4.50%, 10/03/2018 (a)	150,000	147,000

Total Government Agencies		147,000

U.S. AGENCIES (7.1%)
UNITED STATES (7.1%)
Federal Home Loan Mortgage Corp.
Pool # G13774 (USD), 5.50%, 12/01/2020	25,055	27,221
Series 4097, Class VA (USD), 3.50%, 08/15/2025	22,794	23,828
Pool # G14583 (USD), 3.00%, 10/01/2027	13,232	13,658
Series 4097, Class GT (USD), 3.00%, 10/15/2031	27,259	27,597
Series 4214, Class BA (USD), 3.00%, 12/15/2031	24,117	24,542
Pool # C91442 (USD), 3.50%, 04/01/2032	19,079	19,766
Pool # C91482 (USD), 3.50%, 07/01/2032	13,195	13,702
Series 4134, Class WA (USD), 3.50%, 04/15/2038	28,045	29,132
Series 4223, Class DG (USD), 3.00%, 12/15/2038	24,347	24,881
Series 4183, Class AP (USD), 3.00%, 04/15/2039	28,756	29,100
Series 3745, Class GP (USD), 4.00%, 06/15/2039	25,000	25,946
Series 3864, Class AB (USD), 4.00%, 06/15/2039	15,887	16,903
Series 3895, Class AM (USD), 5.00%, 08/15/2039	14,639	16,195
Pool # A94362 (USD), 4.00%, 10/01/2040	13,032	13,644
Series 4229, Class MA (USD), 3.50%, 05/15/2041	24,353	25,559
Pool # G06895 (USD), 4.50%, 11/01/2041	19,758	21,267
Pool # 2B1384 (USD), 2.48%, 05/01/2043 (b)	19,188	19,008
Pool # 849092 (USD), 2.27%, 07/01/2043 (b)	19,623	19,756
Pool # 849053 (USD), 2.29%, 08/01/2043 (b)	19,469	19,603
Federal National Mortgage Association
Series 2012-86, Class VC (USD), 3.50%, 08/25/2025	13,590	14,222
Series 2011-99, Class CV (USD), 4.50%, 03/25/2026	21,958	24,080
Series 2013-117, Class V (USD), 3.50%, 11/25/2026	14,770	15,379
Pool # AO3007 (USD), 3.50%, 05/01/2027	21,017	22,188
Series 2013-74, Class DG (USD), 3.50%, 03/25/2028	23,664	24,725
Series 2012-120, Class DH (USD), 2.50%, 03/25/2031	23,030	22,804
Series 2013-90, Class DK (USD), 3.50%, 12/25/2031	24,376	25,671
Pool # AP2109 (USD), 4.00%, 08/01/2032	13,805	14,605

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

Pool # AB6959 (USD), 3.00%, 11/01/2032	$13,977	$14,112
Series 2013-31, Class ET (USD), 4.00%, 01/25/2033	18,758	19,710
Series 2013-16, Class GP (USD), 3.00%, 03/25/2033	15,000	15,473
Series 2013-20, Class DL (USD), 4.00%, 03/25/2033	28,808	30,213
Series 2013-20, Class MC (USD), 4.00%, 03/25/2033	38,207	39,506
Series 2013-31, Class NL (USD), 4.00%, 04/25/2033	33,522	35,170
Series 2013-43, Class MB (USD), 3.50%, 05/25/2033	19,380	19,336
Pool # MA1527 (USD), 3.00%, 08/01/2033	43,882	44,165
Pool # AU5902 (USD), 3.50%, 09/01/2033	14,598	15,177
Pool # MA1584 (USD), 3.50%, 09/01/2033	24,383	25,342
Pool # 891386 (USD), 5.50%, 10/01/2035	24,505	26,985
Series 2013-110, Class QH (USD), 3.50%, 02/25/2037	29,452	30,969
Series 2013-74, Class HB (USD), 3.50%, 02/25/2037	14,502	15,193
Pool # 888367 (USD), 7.00%, 03/01/2037	8,700	9,646
Series 2012-92, Class EB (USD), 3.50%, 04/25/2037	30,000	30,852
Pool # 889050 (USD), 6.00%, 05/01/2037	11,410	12,749
Pool # 966202 (USD), 6.00%, 12/01/2037	23,388	25,850
Pool # 995049 (USD), 5.50%, 02/01/2038	9,456	10,411
Pool # 929187 (USD), 5.50%, 03/01/2038	9,309	10,332
Pool # 890149 (USD), 6.50%, 10/01/2038	12,798	14,260
Pool # 995228 (USD), 6.50%, 11/01/2038	23,437	26,114
Pool # 890101 (USD), 6.00%, 02/01/2039	5,675	6,307
Pool # AD0206 (USD), 5.50%, 09/01/2039	23,504	26,124
Pool # AL0798 (USD), 4.50%, 10/01/2040	21,506	23,218
Pool # AE8748 (USD), 4.00%, 12/01/2040	10,441	10,964
Pool # AI0108 (USD), 5.00%, 04/01/2041	19,190	21,228
Series 2012-67, Class KA (USD), 3.50%, 05/25/2041	26,888	28,234
Pool # 890362 (USD), 4.50%, 08/01/2041	26,035	28,264
Pool # AJ1422 (USD), 5.00%, 09/01/2041	36,118	39,634
Pool # AL0933 (USD), 5.00%, 10/01/2041	19,683	21,602
Series 2013-100, Class MP (USD), 4.50%, 11/25/2041	34,366	37,613
Pool # AK2818 (USD), 4.50%, 01/01/2042	14,391	15,452
Pool # AL4474 (USD), 4.50%, 06/01/2042	29,354	31,648
Pool # AO9937 (USD), 4.50%, 07/01/2042	8,073	8,710
Series 2013-15, Class EP (USD), 3.50%, 08/25/2042	28,546	29,582
Series 2013-12, Class UA (USD), 2.50%, 09/25/2042	28,549	28,246
Pool # AB6935 (USD), 3.50%, 11/01/2042	18,466	18,781
Pool # MA1373 (USD), 3.50%, 03/01/2043	14,533	14,591
Series 2013-22, Class JP (USD), 3.50%, 03/25/2043	18,656	19,210
Pool # AT2710 (USD), 2.27%, 06/01/2043 (b)	19,419	19,008
Pool # AL3845 (USD), 2.45%, 07/01/2043 (b)	29,556	29,295
Pool # AU4209 (USD), 2.31%, 08/01/2043 (b)	24,180	24,375
Government National Mortgage Association, Pool # 783356 (USD), 6.00%, 06/20/2041	14,171	15,738

		1,544,371

Total U.S. Agencies		1,544,371

U.S. TREASURIES (3.8%)
UNITED STATES (3.8%)
U.S. Treasury Bond
(USD), 4.50%, 02/15/2036	184,000	214,303
(USD), 3.75%, 11/15/2043	100,000	102,328
U.S. Treasury Notes
(USD), 0.63%, 11/15/2016	135,000	135,032
(USD), 1.50%, 12/31/2018	60,000	60,037

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

(USD), 2.75%, 11/15/2023	$312,000	$314,243

		825,943

Total U.S. Treasuries		825,943

REPURCHASE AGREEMENT (0.9%)
UNITED STATES (0.9%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $206,000 collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $210,894	206,000	206,000

Total Repurchase Agreement		206,000

Total Investments (Cost $21,169,105) (d)—97.7%		21,287,338

Other assets in excess of liabilities—2.3%		498,277

Net Assets—100.0%		$21,785,615

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
GMTN	Global Medium Term Note
JPY	Japanese Yen
KRW	South Korean Won
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

At January 31, 2014, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%—2 year	JPMorgan Chase	(1)	03/31/2014	$30
United States Treasury Note 6%—5 year	JPMorgan Chase	3	03/31/2014	(774)
United States Treasury Note 6%—5 year	JPMorgan Chase	(32)	03/31/2014	(4,997)
United States Treasury Note 6%—10 year	JPMorgan Chase	10	03/20/2014	19,752
United States Treasury Bond 6%—30 year	JPMorgan Chase	4	03/20/2014	9,306

				$23,317

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

At January 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
04/16/2014	State Street	AUD	94,000	USD	84,648	$81,872	$(2,776)
British Pound/United States Dollar
04/16/2014	State Street	GBP	176,000	USD	289,208	289,170	(39)
Crech Koruna/United States Dollar
04/16/2014	State Street	CZK	660,000	USD	32,973	32,348	(625)
Japanese Yen/United States Dollar
04/16/2014	State Street	JPY	58,659,000	USD	567,757	574,350	6,593
Malaysian Ringgit/United States Dollar
02/26/2014	UBS	MYR	140,000	USD	43,050	41,781	(1,269)
Mexican Peso/United States Dollar
04/16/2014	State Street	MXN	1,085,000	USD	82,709	80,685	(2,024)
New Zealand Dollar/United States Dollar
04/16/2014	State Street	NZD	47,000	USD	39,041	37,806	(1,235)
Norwegian Krone/United States Dollar
04/16/2014	State Street	NOK	1,496,000	USD	243,663	237,699	(5,964)
South African Rand/United States Dollar
04/16/2014	State Street	ZAR	631,000	USD	58,120	56,173	(1,947)
South Korean Won/United States Dollar
02/26/2014	UBS	KRW	262,840,000	USD	245,396	245,402	6

						$1,677,286	$(9,280)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
04/16/2014	Royal Bank of Scotland	USD	16,520	GBP	10,000	$16,430	$90
United States Dollar/Canadian Dollar
04/16/2014	State Street	USD	129,720	CAD	142,000	127,283	2,437
United States Dollar/Euro
04/16/2014	Royal Bank of Scotland	USD	230,610	EUR	170,000	229,284	1,326
04/16/2014	State Street	USD	359,373	EUR	263,000	354,716	4,657
United States Dollar/Japanese Yen
04/16/2014	Citibank	USD	221,231	JPY	22,600,000	221,284	(53)
United States Dollar/Polish Zloty
04/16/2014	State Street	USD	42,497	PLN	130,000	41,055	1,442
United States Dollar/Singapore Dollar
04/16/2014	State Street	USD	245,827	SGD	311,000	243,596	2,231
United States Dollar/South Korean Won
02/26/2014	Barclays Bank	USD	14,947	KRW	16,000,000	14,939	8
United States Dollar/Swedish Krona
04/16/2014	State Street	USD	478,725	SEK	3,115,000	474,925	3,800
United States Dollar/Swiss Franc
04/16/2014	State Street	USD	466,694	CHF	421,000	464,641	2,053

						$2,188,153	$17,991

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Global Fixed Income Fund

At January 31, 2014, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Depreciation
Swedish Krona/Norwegian Krone
04/16/2014	JPMorgan Chase	SEK	1,328,017	NOK	1,276,000	$206,147	$205,878	$(269)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (98.3%)
Alaska (1.1%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	$1,000,000	$1,161,760
California (13.7%)
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025(a)	1,000,000	562,700
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/2039	1,000,000	1,048,150
Chula Vista Industrial Development Revenue (San Diego Gas & Electric), Series A, 1.65%, 07/01/2018	500,000	500,630
Foothill-Eastern Transportation Corridor Agency, Series B2, 5.00%, 01/15/2053(b)	1,000,000	1,063,050
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/2025	1,000,000	1,182,800
M-S-R Energy Authority Gas Revenue Bonds, Series B, 6.13%, 11/01/2029	500,000	592,765
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/2039	500,000	610,370
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds (Rancho Redevelopment Project), 5.38%, 09/01/2025	500,000	500,180
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	346,842
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/2026	465,000	504,069
State of California General Obligation Unlimited Bonds
Series A, 5.00%, 07/01/2022	1,100,000	1,213,179
5.00%, 03/01/2026	2,000,000	2,154,640
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,071,620
University of California Revenue Bonds, Series Q, 5.25%, 05/15/2029	2,320,000	2,554,784

		13,905,779

Colorado (0.9%)
Colorado Health Facilities Authority Revenue Bonds (Evangelical Lutheran Good Samaritan Society), 5.00%, 12/01/2042	1,000,000	948,790

Connecticut (2.1%)
City of Hartford General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, Series A, 5.00%, 08/15/2016	1,870,000	2,085,630

Florida (3.1%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	912,930
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,109,090
Escambia County, Solid Waste Disposal Revenue Bonds (Gulf Power Company Project), 1.35%, 04/01/2039(b)	1,165,000	1,168,973

		3,190,993

Georgia (4.6%)
Appling County Development Authority Revenue Bonds (Oglethorpe Power Corporation Project), Series A, 2.40%, 01/01/2038(b)	1,000,000	960,480
Burke County Development Authority Revenue Bonds (Georgia Power Company Plant Vogtle Project), 1.75%, 12/01/2049(b)	1,000,000	1,009,040
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	581,640
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	110,035
Municipal Electric Authority of Georgia Revenue Bonds
Prerefunded, Series V, 6.60%, 01/01/2018	20,000	20,439

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Tax-Free Income Fund

Prerefunded/Escrowed to Maturity, Series V, 6.60%, 01/01/2018	$460,000	$523,852
Unrefunded, Series V, 6.60%, 01/01/2018	1,375,000	1,498,640

		4,704,126

Illinois (1.6%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	531,685
Illinois State Toll Highway Authority Revenue Bonds, Prerefunded, Sr. Priority, Series A-2, 5.00%, 01/01/2027	1,000,000	1,109,760

		1,641,445

Indiana (1.4%)
Indiana Toll Road Commission Revenue Bonds, Prerefunded/Escrowed to Maturity, 9.00%, 01/01/2015	1,355,000	1,461,910

Kentucky (1.1%)
County of Carroll Pollution Control Revenue Bonds (Utilities Company Project), Series C, 0.16%, 10/01/2032(b)	1,200,000	1,067,664

Louisiana (2.8%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	607,068
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040(b)	1,250,000	1,260,712
Saint John The Baptist Parish Revenue Bonds (Marathon Oil), Series A, 5.13%, 06/01/2037	1,000,000	1,002,070

		2,869,850

Massachusetts (5.8%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2016	1,000,000	1,133,150
5.50%, 10/01/2018	2,000,000	2,401,300
5.50%, 08/01/2019	1,000,000	1,217,660
Massachusetts Development Finance Agency Revenue Bonds (Boston Medical Center), Series C, 5.00%, 07/01/2017	1,000,000	1,098,620

		5,850,730

Michigan (1.0%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	989,991

Minnesota (0.6%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	555,870

Nebraska (0.8%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	820,073

New Hampshire (3.2%)
New Hampshire Business Finance Authority Pollution Control Refunding Revenue Bonds (United Illuminating Company Project), Series A, 0.33%, 10/01/2033(b)	1,230,000	1,063,950
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	1,000,000	1,099,030
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,100,660

		3,263,640

New Jersey (3.6%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,219,540
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series C, 6.50%, 01/01/2016	275,000	291,478

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Tax-Free Income Fund

New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System), Series A, 5.75%, 06/15/2017	$1,000,000	$1,156,600

		3,667,618

New York (6.1%)
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,606,775
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,398,496
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,099,060
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,114,790

		6,219,121

North Dakota (0.9%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	945,240

Ohio (2.4%)
Jobs Ohio Beverage System Revenue Bonds, Series A, 5.00%, 01/01/2018	500,000	567,765
Ohio Air Quality Development Authority Revenue Bonds, Prerefunded, Series A, 5.75%, 06/01/2033(b)	800,000	863,736
Ohio Air Quality Development Authority Revenue Refunding Bonds (The Cincinnati Gas & Electric Company Project), Series A, 0.32%, 09/01/2037(b)	1,100,000	965,422

		2,396,923

Pennsylvania (5.6%)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	947,256
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	4,763,503

		5,710,759

Puerto Rico (1.8%)
Puerto Rico Sales Tax Financing Corp. Revenue Bonds
Series C, 5.00%, 08/01/2022	750,000	745,388
Series A, 0.00%, 08/01/2054(a)	15,875,000	1,034,415

		1,779,803

South Carolina (0.4%)
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/2030	350,000	373,044

Tennessee (0.6%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	556,860

Texas (26.0%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/2030	1,575,000	1,709,032
City of Houston Revenue Bonds, Series A, 5.25%, 05/15/2020	1,500,000	1,520,160
Dallas Area Rapid Transit Revenue Bonds, 5.00%, 12/01/2036	1,250,000	1,294,463
Dallas/Fort Worth International Airport, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,165,590
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,681,133
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	6,551,134
Lower Colorado River Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series B, 6.00%, 01/01/2017	1,245,000	1,422,425

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Tax-Free Income Fund

Matagorda County Navigation District No. 1 Revenue Bond, Series B-1, 4.00%, 06/01/2030	$1,000,000	$897,540
SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/2016	500,000	541,290
State of Texas General Obligation Unlimited Bonds (Transportation Commission-Mobility Fund), 5.00%, 04/01/2020	2,500,000	2,820,675
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	1,050,000	1,245,405
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/2027	1,500,000	1,660,695
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,200,894
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	500,000	589,000
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,105,630

		26,405,066

Washington (6.6%)
City of Seattle Municipal Light and Power Revenue Bonds, Unrefunded, (AGM), 4.50%, 08/01/2019	875,000	889,857
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	1,000,000	1,090,770
County of King General Obligation Limited Bonds, 5.00%, 01/01/2025	2,000,000	2,221,120
State of Washington General Obligation Unlimited Bonds
Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,273,980
Series C, 5.00%, 01/01/2026	200,000	221,318

		6,697,045

Wisconsin (0.5%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	515,970

Total Municipal Bonds		99,785,700

REPURCHASE AGREEMENT (1.3%)
United States (1.3%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $1,321,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $1,347,663	1,321,000	1,321,000

Total Repurchase Agreement		1,321,000

Total Investments (Cost $94,625,909) (c)—99.6%		101,106,700

Other assets in excess of liabilities—0.4%		449,265

Net Assets—100.0%		$101,555,965

(a)	Issued with a zero coupon.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (6.4%)
AUSTRALIA (2.0%)
SMART Trust
Series 2011-2USA, Class A4A (USD), 2.31%, 04/14/2017 (a)	$220,000	$223,007
Series 2012-4US, Class A3B (USD), 0.71%, 03/14/2017 (b)	34,000	33,987
Series 2012-4US, Class A4A (USD), 1.25%, 08/14/2018	54,000	53,735

		310,729

UNITED STATES (4.4%)
Ally Master Owner Trust, Series 2010-2, Class A (USD), 4.25%, 04/15/2017 (a)	250,000	260,356
Chesapeake Funding LLC, Series 2011-2A, Class A (USD), 1.41%, 04/07/2024 (a)(b)	177,416	178,954
GE Equipment Transportation LLC, Series 2012-1, Class A4 (USD), 1.23%, 01/22/2020	135,000	135,819
Navistar Financial Dealer Note Master Trust, Series 2013-1, Class A (USD), 0.83%, 01/25/2018 (a)(b)	100,000	100,020

		675,149

Total Asset-Backed Securities		985,878

CORPORATE BONDS (69.8%)
AUSTRALIA (2.6%)
Commercial Banks (1.6%)
National Australia Bank Ltd. (USD), MTN, 1.19%, 07/25/2014 (a)(b)	150,000	150,730
Westpac Banking Corp. (USD), 0.67%, 11/25/2016 (b)	100,000	100,111

		250,841

Metals & Mining (1.0%)
BHP Billiton Finance USA Ltd. (USD), 1.00%, 02/24/2015	150,000	150,945

		401,786

CANADA (5.2%)
Commercial Banks (3.1%)
Bank of Montreal (USD), MTN, 0.76%, 07/15/2016 (b)	100,000	100,492
Bank of Nova Scotia (USD), 0.76%, 07/15/2016 (b)	125,000	125,523
Royal Bank of Canada (USD), GMTN, 0.57%, 01/23/2017 (b)	150,000	150,001
Toronto-Dominion Bank (The) (USD), MTN, 0.70%, 09/09/2016 (b)	100,000	100,285

		476,301

Energy Equipment & Services (1.1%)
TransCanada PipeLines Ltd. (USD), 0.88%, 03/02/2015	175,000	175,741

Oil, Gas & Consumable Fuels (1.0%)
Total Capital Canada Ltd. (USD), 0.62%, 01/15/2016 (b)	150,000	150,687

		802,729

FRANCE (1.3%)
Pharmaceutical (1.3%)
Sanofi-Aventis (USD), 0.56%, 03/28/2014 (b)	200,000	200,088

NETHERLANDS (2.3%)
Commercial Banks (1.3%)
ING Bank NV (USD), 1.19%, 03/07/2016 (a)(b)	200,000	201,747

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Oil, Gas & Consumable Fuels (1.0%)
Shell International Finance BV (USD), 0.45%, 11/15/2016 (b)	$150,000	$150,041

		351,788

PANAMA (0.1%)
Leisure Time (0.1%)
Carnival Corp. (USD), 1.20%, 02/05/2016	20,000	20,075

UNITED KINGDOM (5.7%)
Commercial Banks (2.2%)
Abbey National Treasury Services PLC (USD), 4.00%, 04/27/2016	140,000	148,834
Barclays Bank PLC (USD), 2.75%, 02/23/2015	100,000	102,347
Royal Bank of Scotland Group PLC (USD), 2.55%, 09/18/2015	85,000	86,938

		338,119

Food Products (1.2%)
TESCO PLC (USD), 2.00%, 12/05/2014 (a)	175,000	177,034

Metals & Mining (1.0%)
Rio Tinto Finance USA PLC (USD), 1.13%, 03/20/2015	150,000	150,815

Oil, Gas & Consumable Fuels (1.3%)
BP Capital Markets PLC
(USD), 0.84%, 03/11/2014 (b)	48,000	48,028
(USD), 0.66%, 11/07/2016 (b)	150,000	150,862

		198,890

		864,858

UNITED STATES (52.6%)
Aerospace & Defense (1.0%)
Rockwell Collins, Inc. (USD), 0.59%, 12/15/2016 (b)	150,000	150,000

Auto Manufacturers (1.0%)
Daimler Finance North America LLC (USD), 1.45%, 08/01/2016 (a)	150,000	151,139

Auto Parts & Equipment (0.8%)
Johnson Controls, Inc. (USD), 0.65%, 02/04/2014 (b)	125,000	125,000

Beverages (1.0%)
Anheuser-Busch InBev Finance, Inc. (USD), 0.43%, 01/27/2017 (b)	150,000	150,090

Chemicals (1.3%)
EI du Pont de Nemours & Co. (USD), 0.67%, 03/25/2014 (b)	200,000	200,123

Commercial Banks (7.9%)
Bank of America Corp. (USD), 1.50%, 10/09/2015	150,000	151,496
Bank of New York Mellon Corp. (The) (USD), MTN, 0.47%, 03/04/2016 (b)	200,000	199,711
Capital One Financial Corp. (USD), 1.00%, 11/06/2015	65,000	65,045
Citigroup, Inc.
(USD), 5.00%, 09/15/2014	45,000	46,175
(USD), 1.30%, 11/15/2016	100,000	100,082
JPMorgan Chase & Co. (USD), GMTN, 0.86%, 02/26/2016 (b)	150,000	150,617
Morgan Stanley (USD), 1.49%, 02/25/2016 (b)	100,000	101,347
US Bank NA (USD), 1.10%, 01/30/2017	250,000	250,855
Wells Fargo & Co. (USD), 1.17%, 06/26/2015 (b)	150,000	151,695

		1,217,023

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Cosmetics/Personal Care (1.0%)
Procter & Gamble Co. (USD), 0.16%, 02/06/2014 (b)	$160,000	$160,001

Diversified Financial Services (9.9%)
American Express Credit Corp. (USD), 1.30%, 07/29/2016	100,000	100,882
BlackRock, Inc. (USD), 1.38%, 06/01/2015	150,000	152,007
Caterpillar Financial Services Corp. (USD), MTN, 0.48%, 02/26/2016 (b)	100,000	100,229
General Electric Capital Corp. (USD), GMTN, 0.89%, 07/12/2016 (b)	150,000	151,389
International Lease Finance Corp. (USD), 6.50%, 09/01/2014 (a)	115,000	118,450
John Deere Capital Corp., Series FIX (USD), 1.05%, 10/11/2016	150,000	150,596
MassMutual Global Funding II (USD), 0.36%, 12/11/2015 (a)(b)	200,000	200,148
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 03/01/2014	94,000	94,304
PACCAR Financial Corp. (USD), MTN, 0.80%, 02/08/2016	150,000	150,121
Santander Holdings USA, Inc. (USD), 3.00%, 09/24/2015	149,000	154,120
Toyota Motor Credit Corp. (USD), MTN, 1.00%, 02/17/2015	150,000	151,107

		1,523,353

Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc. (USD), 1.77%, 09/15/2016 (b)	125,000	128,689

Electric Utilities (7.6%)
Ameren Corp. (USD), 8.88%, 05/15/2014	75,000	76,655
Dayton Power & Light Co. (The) (USD), 1.88%, 09/15/2016 (a)	35,000	35,642
Dominion Gas Holdings LLC (USD), 1.05%, 11/01/2016 (a)	120,000	119,852
Dominion Resources, Inc. (USD), 1.80%, 03/15/2014	160,000	160,265
Duke Energy Indiana, Inc. (USD), 0.59%, 07/11/2016 (b)	130,000	130,039
Georgia Power Co. (USD), 0.63%, 11/15/2015	160,000	160,156
NextEra Energy Capital Holding, Inc. (USD), 1.61%, 06/01/2014	140,000	140,487
Oncor Electric Delivery Co. LLC (USD), 6.38%, 01/15/2015	130,000	136,702
Public Service Electric & Gas Co., Series G, (USD), MTN, 0.85%, 08/15/2014	200,000	200,621

		1,160,419

Electronics (0.9%)
Thermo Fisher Scientific, Inc. (USD), 1.30%, 02/01/2017	145,000	144,785

Energy Equipment & Services (0.7%)
Energy Transfer Partners LP (USD), 5.95%, 02/01/2015	100,000	105,002

Food Products (0.7%)
WM Wrigley Jr Co. (USD), 1.40%, 10/21/2016 (a)	100,000	100,559

Gas Utilities (0.7%)
CenterPoint Energy, Inc., Series B (USD), 6.85%, 06/01/2015	100,000	107,899

Healthcare Providers & Services (1.3%)
Quest Diagnostics, Inc. (USD), 1.10%, 03/24/2014 (b)	140,000	140,109
Ventas Realty LP (USD), 1.55%, 09/26/2016	65,000	65,590

		205,699

Information Technology Services (1.2%)
International Business Machines Corp. (USD), 0.55%, 02/06/2015	180,000	180,668

Insurance (5.1%)
American International Group, Inc. (USD), 3.00%, 03/20/2015	100,000	102,687
Berkshire Hathaway Finance Corp. (USD), 0.95%, 08/15/2016	150,000	150,826
CNA Financial Corp. (USD), 5.85%, 12/15/2014	100,000	104,436
New York Life Global Funding (USD), 1.13%, 03/01/2017 (a)	100,000	100,134
Principal Life Global Funding II (USD), 1.00%, 12/11/2015 (a)	150,000	150,495
Prudential Financial, Inc., Series B (USD), MTN, 4.75%, 04/01/2014	170,000	171,162

		779,740

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Media (2.7%)
COX Communications, Inc. (USD), 5.45%, 12/15/2014	$150,000	$156,225
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (USD), 3.55%, 03/15/2015	100,000	103,058
NBCUniversal Enterprise, Inc. (USD), 0.78%, 04/15/2016 (a)(b)	150,000	150,654

		409,937

Metals & Mining (0.5%)
Glencore Funding LLC (USD), 1.70%, 05/27/2016 (a)	75,000	75,128

Oil & Gas Services (0.7%)
Cameron International Corp. (USD), 1.60%, 04/30/2015	100,000	100,477

Oil, Gas & Consumable Fuels (0.7%)
Devon Energy Corp. (USD), 0.78%, 12/15/2016 (b)	100,000	100,113

Pharmaceutical (2.9%)
AbbVie, Inc. (USD), 1.20%, 11/06/2015	100,000	101,010
Express Scripts Holding Co. (USD), 2.75%, 11/21/2014	175,000	178,102
GlaxoSmithKline Capital, Inc. (USD), 0.70%, 03/18/2016	100,000	100,106
Mylan, Inc. (USD), 1.80%, 06/24/2016 (a)	65,000	66,161

		445,379

Real Estate (1.5%)
HCP, Inc. (USD), 2.70%, 02/01/2014	125,000	125,000
Mack-Cali Realty LP (USD), 5.13%, 02/15/2014	105,000	105,111

		230,111

Retail (0.7%)
CVS Caremark Corp. (USD), 1.20%, 12/05/2016	100,000	100,474

		8,051,808

Total Corporate Bonds		10,693,132

U.S. AGENCIES (23.5%)
UNITED STATES (23.5%)
Federal Home Loan Bank
(USD), 0.00%, 02/26/2014 (c)	300,000	299,983
(USD), 0.00%, 05/01/2014 (c)	310,000	309,962
Federal Home Loan Mortgage Corp.
(USD), 0.00%, 07/11/2014 (c)	250,000	249,934
(USD), 0.00%, 10/20/2014 (c)	360,000	359,767
(USD), 0.00%, 11/17/2014 (c)	1,084,000	1,082,956
(USD), 0.00%, 12/15/2014 (c)	300,000	299,604
Federal National Mortgage Association
(USD), 0.00%, 08/01/2014 (c)	190,000	189,934
(USD), 0.13%, 02/27/2015 (b)	300,000	300,050
(USD), 0.55%, 02/26/2016	500,000	500,146

		3,592,336

Total U.S. Agencies		3,592,336

U.S. TREASURIES (2.0%)
UNITED STATES (2.0%)
U.S. Treasury Notes
(USD), 2.25%, 05/31/2014	50,000	50,348

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

(USD), 0.13%, 07/31/2014	$250,000	$250,039

		300,387

Total U.S. Treasuries		300,387

Total Investments (Cost $15,520,990) (d)—101.7%		15,571,733

Liabilities in excess of other assets—(1.7)%		(263,549)

Net Assets—100.0%		$15,308,184

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(c)	Issued with a zero coupon.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

GMTN	Global Medium Term Note
MTN	Medium Term Note
USD	U.S. Dollar

At January 31, 2014, the Fund held the following futures contracts:

Futures Contract	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
United States Treasury Note 6%—2 year	UBS	(4)	03/31/2014	$(2,259)

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen U.S. High Yield Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (95.6%)
BERMUDA (0.4%)
Diversified Financial Services (0.4%)
Aircastle Ltd. (USD), 4.63%, 12/15/2018	$40,000	$40,300

CANADA (3.2%)
Lodging (0.9%)
River Cree Enterprises LP (CAD), 11.00%, 01/20/2021 (a)	106,000	99,364

Metals & Mining (1.2%)
Taseko Mines Ltd. (USD), 7.75%, 04/15/2019	140,000	141,750

Oil, Gas & Consumable Fuels (1.1%)
MEG Energy Corp. (USD), 6.38%, 01/30/2023 (a)	100,000	99,750
Ultra Petroleum Corp. (USD), 5.75%, 12/15/2018 (a)	20,000	20,700

		120,450

		361,564

CAYMAN ISLANDS (2.3%)
Computers & Peripherals (2.0%)
Seagate HDD Cayman (USD), 4.75%, 06/01/2023 (a)	240,000	229,800

Investment Companies (0.3%)
Offshore Group Investment Ltd. (USD), 7.13%, 04/01/2023	30,000	30,000

		259,800

JERSEY (1.4%)
Metals & Mining (1.4%)
Consolidated Minerals Ltd. (USD), 8.88%, 05/01/2016 (a)	150,000	157,500

LUXEMBOURG (4.4%)
Auto Parts & Equipment (0.9%)
Stackpole International Intermediate Co. SA / Stackpole International Powder Meta (USD), 7.75%, 10/15/2021 (a)	95,000	99,038

Cosmetics/Personal Care (1.1%)
Albea Beauty Holdings SA (USD), 8.38%, 11/01/2019 (a)	120,000	126,000

Diversified Telecommunication Services (1.0%)
Intelsat Luxembourg SA (USD), 8.13%, 06/01/2023 (a)	105,000	113,662

Packaging & Containers (1.4%)
ARD Finance SA, PIK (EUR), 11.13%, 06/01/2018 (a)	106,012	150,559

		489,259

MARSHALL ISLAND (0.9%)
Transportation (0.9%)
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. (USD), 8.13%, 11/15/2021 (a)	105,000	107,100

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen U.S. High Yield Bond Fund

UNITED STATES (83.0%)
Advertising (0.1%)
Lamar Media Corp. (USD), 5.38%, 01/15/2024 (a)	$10,000	$10,125

Apparel (1.9%)
Quiksilver, Inc. / QS Wholesale, Inc. (USD), 10.00%, 08/01/2020	185,000	208,588

Auto Parts & Equipment (1.5%)
Affinia Group, Inc. (USD), 7.75%, 05/01/2021	50,000	53,500
Dana Holding Corp. (USD), 6.00%, 09/15/2023	120,000	120,300

		173,800

Building Materials (0.1%)
Headwaters, Inc. (USD), 7.25%, 01/15/2019 (a)	15,000	15,375

Chemicals (2.2%)
Axiall Corp. (USD), 4.88%, 05/15/2023 (a)	90,000	85,725
Tronox Finance LLC (USD), 6.38%, 08/15/2020	165,000	167,062

		252,787

Coal (6.0%)
Alpha Natural Resources, Inc. (USD), 6.25%, 06/01/2021	225,000	183,937
Arch Coal, Inc. (USD), 7.25%, 06/15/2021	250,000	189,375
Peabody Energy Corp. (USD), 6.25%, 11/15/2021	150,000	151,500
Westmoreland Coal Co. (USD), 10.75%, 02/01/2018	135,000	146,138

		670,950

Commercial Services & Supplies (7.0%)
DynCorp International, Inc. (USD), 10.38%, 07/01/2017	135,000	138,881
Iron Mountain, Inc. (USD), 5.75%, 08/15/2024	285,000	266,475
Mustang Merger Corp. (USD), 8.50%, 08/15/2021 (a)	120,000	130,800
PHH Corp. (USD), 6.38%, 08/15/2021	80,000	80,200
RR Donnelley & Sons Co. (USD), 7.88%, 03/15/2021	55,000	61,050
United Rentals North America, Inc. (USD), 6.13%, 06/15/2023	100,000	103,750

		781,156

Distribution/Wholesale (0.8%)
LKQ Corp. (USD), 4.75%, 05/15/2023 (a)	95,000	88,350

Diversified Financial Services (1.9%)
Nationstar Mortgage LLC (USD), 6.50%, 06/01/2022	235,000	217,963

Diversified Telecommunication Services (11.1%)
Alaska Communications Systems Group, Inc. (USD), 6.25%, 05/01/2018 (a)	365,000	307,512
CenturyLink, Inc., Series W (USD), 6.75%, 12/01/2023	110,000	111,375
Cincinnati Bell, Inc. (USD), 8.38%, 10/15/2020	142,000	153,182
Qwest Corp. (USD), 6.88%, 09/15/2033	65,000	62,888
Sprint Communications, Inc. (USD), 11.50%, 11/15/2021	246,000	322,260
T-Mobile USA, Inc. (USD), 6.84%, 04/28/2023	130,000	135,688
Windstream Corp. (USD), 6.38%, 08/01/2023	160,000	148,800

		1,241,705

Electric Utilities (3.1%)
AES Corp. (USD), 4.88%, 05/15/2023	90,000	84,262
GenOn Energy, Inc. (USD), 9.88%, 10/15/2020	105,000	110,775
NRG Energy, Inc.
(USD), 6.25%, 07/15/2022 (a)	5,000	5,013
(USD), 6.63%, 03/15/2023	145,000	148,081

		348,131

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Electronics (0.1%)
Jabil Circuit, Inc. (USD), 4.70%, 09/15/2022	$15,000	$14,381

Energy Equipment & Services (1.8%)
Regency Energy Partners LP / Regency Energy Finance Corp. (USD), 4.50%, 11/01/2023	30,000	27,338
Sabine Pass Liquefaction LLC (USD), 5.63%, 02/01/2021 (a)	170,000	169,575

		196,913

Entertainment (3.0%)
Greektown Superholdings, Inc., Series A (USD), 13.00%, 07/01/2015	160,000	164,800
Penn National Gaming, Inc. (USD), 5.88%, 11/01/2021 (a)	120,000	115,800
PNK Finance Corp. (USD), 6.38%, 08/01/2021 (a)	60,000	61,500

		342,100

Healthcare Providers & Services (4.3%)
CHS/Community Health Systems, Inc. (USD), 6.88%, 02/01/2022 (a)	80,000	82,000
HCA, Inc. (USD), 4.75%, 05/01/2023	115,000	112,556
Radnet Management, Inc. (USD), 10.38%, 04/01/2018	100,000	100,500
Tenet Healthcare Corp. (USD), 8.13%, 04/01/2022	175,000	190,969

		486,025

Home Builders (3.7%)
KB Home (USD), 7.00%, 12/15/2021	145,000	153,700
Meritage Homes Corp. (USD), 7.00%, 04/01/2022	175,000	187,250
Standard Pacific Corp. (USD), 6.25%, 12/15/2021	75,000	78,750

		419,700

Information Technology Services (0.7%)
SunGard Data Systems, Inc. (USD), 6.63%, 11/01/2019	75,000	78,563

Insurance (0.9%)
American Equity Investment Life Holding Co. (USD), 6.63%, 07/15/2021	100,000	104,250

Iron/Steel (0.9%)
Steel Dynamics, Inc. (USD), 5.25%, 04/15/2023	95,000	95,950

Lodging (2.7%)
Marina District Finance Co., Inc. (USD), 9.88%, 08/15/2018	170,000	182,962
MGM Resorts International (USD), 6.63%, 12/15/2021	115,000	122,475

		305,437

Machinery-Diversified (0.9%)
Gardner Denver, Inc. (USD), 6.88%, 08/15/2021 (a)	100,000	100,250

Media (5.1%)
Cablevision Systems Corp. (USD), 5.88%, 09/15/2022	160,000	156,600
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.75%, 01/15/2024	80,000	77,800
Mediacom Broadband LLC / Mediacom Broadband Corp. (USD), 6.38%, 04/01/2023	95,000	97,138
WideOpenWest Finance LLC / WideOpenWest Capital Corp. (USD), 13.38%, 10/15/2019	205,000	237,287

		568,825

Miscellaneous Manufacturing (1.2%)
CBC Ammo LLC / CBC FinCo, Inc. (USD), 7.25%, 11/15/2021 (a)	130,000	129,350

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Oil & Gas Services (1.5%)
Forbes Energy Services Ltd. (USD), 9.00%, 06/15/2019	$170,000	$166,175

Oil, Gas & Consumable Fuels (11.5%)
Approach Resources, Inc. (USD), 7.00%, 06/15/2021	95,000	95,950
Atlas Resource Escrow Co. (USD), 9.25%, 08/15/2021 (a)	115,000	120,175
Carrizo Oil & Gas, Inc. (USD), 7.50%, 09/15/2020	85,000	92,650
Comstock Resources, Inc. (USD), 9.50%, 06/15/2020	80,000	90,400
EV Energy Partners LP (USD), 8.00%, 04/15/2019	85,000	86,594
EXCO Resources, Inc. (USD), 7.50%, 09/15/2018	120,000	118,500
Forest Oil Corp. (USD), 7.25%, 06/15/2019	11,000	10,560
GMX Resources, Inc. (USD), 9.00%, 03/02/2018 (b)(c)	367,000	3,670
Halcon Resources Corp. (USD), 9.25%, 02/15/2022 (a)	90,000	90,675
Hercules Offshore, Inc. (USD), 7.50%, 10/01/2021 (a)	175,000	181,562
PBF Holding Co. LLC / PBF Finance Corp. (USD), 8.25%, 02/15/2020	150,000	163,875
Rex Energy Corp. (USD), 8.88%, 12/01/2020	115,000	126,500
SandRidge Energy, Inc. (USD), 7.50%, 02/15/2023	110,000	112,063

		1,293,174

Packaging & Containers (2.0%)
Pretium Packaging LLC (USD), 11.50%, 04/01/2016	125,000	133,437
Sealed Air Corp. (USD), 5.25%, 04/01/2023 (a)	90,000	88,650

		222,087

Real Estate (0.8%)
CBRE Services, Inc. (USD), 5.00%, 03/15/2023	90,000	86,063

Real Estate Investment Trust (REIT) Funds (0.5%)
Corrections Corp. of America (USD), 4.63%, 05/01/2023	60,000	56,250

Retail (5.5%)
99 Cents Only Stores (USD), 11.00%, 12/15/2019	155,000	175,150
Gymboree Corp. (The) (USD), 9.13%, 12/01/2018	90,000	80,100
Neiman Marcus Group Ltd., Inc, PIK (USD), 8.75%, 10/15/2021 (a)	80,000	84,000
NPC International, Inc. (USD), 10.50%, 01/15/2020	100,000	115,000
Wok Acquisition Corp. (USD), 10.25%, 06/30/2020 (a)	150,000	162,937

		617,187

Trucking & Leasing (0.2%)
Jurassic Holdings III, Inc. (USD), 6.88%, 02/15/2021 (a)	25,000	25,125

		9,316,735

Total Corporate Bonds		10,732,258

REPURCHASE AGREEMENT (1.2%)
UNITED STATES (1.2%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $135,000 collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $138,881	135,000	135,000

Total Repurchase Agreement		135,000

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Total Investments (Cost $11,024,502) (d)—96.8%	10,867,258

Other assets in excess of liabilities—3.2%	354,213

Net Assets—100.0%	$11,221,471

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.03% of net assets as of January 31, 2014. (unaudited)
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

CAD	Canadian Dollar
EUR	Euro Currency
PIK	Payment In Kind
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At January 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Canadian Dollar
04/16/2014	JP Morgan Chase	USD	101,843	CAD	111,000	$99,496	$2,347
United States Dollar/Euro
04/16/2014	JP Morgan Chase	USD	150,194	EUR	110,000	148,361	1,833

						$247,857	$4,180

* Certain contracts with different trade dates and like characteristics have been shown net.
At January 31, 2014, the Fund held the following credit default swaps:
Buy Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)
Barclays Capital	06/20/2017	300,001	Pay: Fixed rate equal to 1.00% Receive: Southwest Airlines, 3/01/2017, 5.13%	$(15,622)
Barclays Capital	09/20/2017	300,000	Pay: Fixed rate equal to 5.00% Receive: Avis Budget Car Rental LLC, 6/15/2016, 7.75%	(45,340)

				$(60,962)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
Barclays Capital	09/20/2017	300,000	Pay: Bombardier, Inc., 5/01/2034, 7.45% Receive: Fixed rate equal to 5.00%	$21,808	0.00%
Deutsche Bank	09/20/2018	200,000	Pay: Goodyear Tire & Rubber Co., 3/15/2028, 7.00% Receive: Fixed rate equal to 5.00%	10,027	0.00%

				$31,835

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (84.4%)
Alternative Investment (61.1%)
Aberdeen Equity Long-Short Fund, Institutional Class (a)	164,340	$1,978,655
AQR Managed Futures Strategy Fund, Class I	191,037	1,960,039
Arbitrage Event Driven Fund, Institutional Class	233,489	2,379,253
Gotham Absolute Return Fund, Institutional Class	195,361	2,469,356
MainStay Marketfield Fund, Institutional Class	133,175	2,441,101
Parametric Absolute Return Fund, Institutional Class	103,235	999,318
Robeco Boston Partners Long/Short Research Fund, Institutional Class	208,994	2,963,534

		15,191,256

Equity Funds (14.4%)
Ivy Micro Cap Growth Fund, Class I	57,971	1,536,811
Tortoise MLP & Pipeline Fund, Institutional Class	129,614	2,058,265

		3,595,076

Fixed Income Funds (8.9%)
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	48,836	469,804
Eaton Vance Floating-Rate Fund, Class I	188,956	1,738,399

		2,208,203

Total Mutual Funds		20,994,535

EXCHANGE TRADED FUNDS (10.6%)
Equity Fund (7.1%)
First Trust Health Care AlphaDEX Fund	35,013	1,752,051

Real Estate Investment Trust (REIT) Funds (3.5%)
iShares Cohen & Steers Realty Majors Index Fund	5,773	451,333
SPDR Dow Jones International Real Estate Fund	10,561	416,948

		868,281

Total Exchange Traded Funds		2,620,332

REPURCHASE AGREEMENT (4.9%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $1,218,000, collateralized by U.S. Treasury Note, maturing 02/15/2042; total market value of $1,243,605	$1,218,000	1,218,000

Total Repurchase Agreement		1,218,000

Total Investments (Cost $22,914,366) (b)—99.9%		24,832,867

Other assets in excess of liabilities—0.1%		36,597

Net Assets—100.0%		$24,869,464

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (58.1%)
Equity Funds (10.8%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	57,653	$769,099
Aberdeen Global Natural Resources Fund, Institutional Class (a)	50,071	777,598
Aberdeen International Equity Fund, Institutional Class (a)	89,307	1,299,419

		2,846,116

Fixed Income Funds (47.3%)
Aberdeen Core Fixed Income Fund, Institutional Class (a)	151,084	1,618,113
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	61,756	512,574
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	296,308	2,850,478
Eaton Vance Floating-Rate Fund, Class I	316,828	2,914,818
Nuveen Preferred Securities Fund, Institutional Class	158,904	2,691,837
Oppenheimer International Bond Fund, Class Y	307,544	1,845,264

		12,433,084

Total Mutual Funds		15,279,200

EXCHANGE TRADED FUNDS (40.8%)
Equity Funds (32.9%)
ETRACS Alerian MLP Infrastructure Index ETN	46,484	1,831,005
iShares Core S&P 500 ETF	12,980	2,324,718
iShares Global Infrastructure ETF	27,701	1,064,549
iShares Russell Midcap ETF	16,163	2,377,577
iShares S&P Global Healthcare Sector Index Fund	12,199	1,053,140

		8,650,989

Real Estate Investment Trust (REIT) Funds (7.9%)
iShares Cohen & Steers Realty Majors Index Fund	13,955	1,091,002
SPDR Dow Jones International Real Estate Fund	25,334	1,000,186

		2,091,188

Total Exchange Traded Funds		10,742,177

REPURCHASE AGREEMENT (0.5%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $124,000 collateralized by U.S. Treasury Bond, maturing 02/15/2042; total market value of $130,415	$124,000	124,000

Total Repurchase Agreement		124,000

Total Investments (Cost $25,167,522) (b)—99.4%		26,145,377

Other assets in excess of liabilities—0.6%		165,878

Net Assets—100.0%		$26,311,255

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
ETN	Exchange Traded Note
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (74.4%)
Alternative Investment (7.1%)
Aberdeen Equity Long-Short Fund, Institutional Class (a)	66,222	$797,317
AQR Managed Futures Strategy Fund, Class I	97,973	1,005,198

		1,802,515

Commodity Fund (3.0%)
Credit Suisse Commodity Return Strategy Fund, Class I*	105,230	755,551

Equity Funds (40.7%)
Aberdeen Asia-Pacific Smaller Companies Fund, Institutional Class (a)	55,502	496,742
Aberdeen Emerging Markets Fund, Institutional Class (a)	72,247	963,776
Aberdeen International Equity Fund, Institutional Class (a)	154,239	2,244,177
Aberdeen Small Cap Fund, Institutional Class* (a)	76,627	1,785,401
Aberdeen U.S. Equity Fund, Institutional Class (a)	98,272	1,256,902
Ivy Micro Cap Growth Fund, Class I	57,302	1,519,085
Tortoise MLP & Pipeline Fund, Institutional Class	130,173	2,067,153

		10,333,236

Fixed Income Funds (23.6%)
Aberdeen Core Fixed Income Fund, Institutional Class (a)	118,801	1,272,357
Eaton Vance Floating-Rate Fund, Class I	316,946	2,915,901
Nuveen Preferred Securities Fund, Institutional Class	61,156	1,035,981
Oppenheimer International Bond Fund, Class Y	126,535	759,213

		5,983,452

Total Mutual Funds		18,874,754

EXCHANGE TRADED FUNDS (22.7%)
Equity Funds (18.6%)
First Trust Health Care AlphaDEX Fund	24,425	1,222,227
iShares Core S&P 500 ETF	10,852	1,943,593
iShares Russell Midcap ETF	10,644	1,565,732

		4,731,552

Real Estate Investment Trust (REIT) Funds (4.1%)
iShares Cohen & Steers Realty Majors Index Fund	6,867	536,862
SPDR Dow Jones International Real Estate Fund	12,564	496,027

		1,032,889

Total Exchange Traded Funds		5,764,441

REPURCHASE AGREEMENT (2.9%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $719,000, collateralized by U.S. Treasury Note, maturing 02/15/2042; total market value of $735,916	$719,000	719,000

Total Repurchase Agreement		719,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Dynamic Allocation Fund

Total Investments (Cost $23,680,316) (b)—100.0%	25,358,195

Other assets in excess of liabilities—0.0%	9,936

Net Assets—100.0%	$25,368,131

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Notes to Statements of Investments (unaudited)

January 31, 2014

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by Aberdeen Funds (each a “Fund,” collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

(a) Security Valuation

The Funds value their securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Funds’ valuation policies and procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Debt and other fixed-income securities are determined to be Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Funds’ Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	33,231,559	825,992,447	—	859,224,006
Preferred Stocks	46,572,122	—	—	46,572,122
Repurchase Agreement	—	4,671,000	—	4,671,000

	79,803,681	830,663,447	—	910,467,128

Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Common Stocks	4,694,405	11,367,362	—	16,061,767
Warrants	8,851	—	—	8,851

	4,703,256	11,367,362	—	16,070,618

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	2,516,838	30,438,197	—	32,955,035

	2,516,838	30,438,197	—	32,955,035

Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	2,666,423,251	6,348,987,225	—	9,015,410,476
Preferred Stocks	1,008,423,397	—	—	1,008,423,397
Repurchase Agreement	—	50,095,000	—	50,095,000

	3,674,846,648	6,399,082,225	—	10,073,928,873

Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	529,102,726	—	—	529,102,726
Repurchase Agreement	—	105,350,000	—	105,350,000
Common Stocks—Short Positions	(240,666,270)	—	—	(240,666,270)

	288,436,456	105,350,000	—	393,786,456

Aberdeen European Equity Fund
Investments in Securities
Common Stocks	323,682	5,298,460	—	5,622,142
Repurchase Agreement	—	127,000	—	127,000

	323,682	5,425,460	—	5,749,142

Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	60,606,835	77,210,809	—	137,817,644
Preferred Stocks	8,606,571	3,334,125	—	11,940,696
Repurchase Agreement	—	1,302,000	—	1,302,000

	69,213,406	81,846,934	—	151,060,340

Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stocks	15,881,445	12,597,868	—	28,479,313
Repurchase Agreement	—	190,000	—	190,000

	15,881,445	12,787,868	—	28,669,313

Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks	94,002,723	181,497,588	—	275,500,311
Preferred Stocks	6,693,130	—	—	6,693,130
Repurchase Agreement	—	6,331,000	—	6,331,000

	100,695,853	187,828,588	—	288,524,441

Aberdeen International Equity Fund
Investments in Securities
Common Stocks	113,322,456	707,397,983	—	820,720,439
Preferred Stocks	62,007,109	34,484,681	—	96,491,790

	175,329,565	741,882,664	—	917,212,229

Aberdeen Latin American Equity Fund
Investments in Securities
Common Stocks	3,564,878	—	—	3,564,878
Preferred Stocks	120,739	—	—	120,739

	3,685,617	—	—	3,685,617

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	134,457,159	—	—	134,457,159
Repurchase Agreement	—	325,000	—	325,000

	134,457,159	325,000	—	134,782,159

Aberdeen U.S. Equity Fund
Investments in Securities
Common Stocks	404,077,774	—	—	404,077,774
Repurchase Agreement	—	3,465,000	—	3,465,000

	404,077,774	3,465,000	—	407,542,774

Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	91,238,391	—	91,238,391
Government Bonds	—	108,522,059	—	108,522,059
Government Agencies	—	10,886,221	—	10,886,221
Repurchase Agreement	—	2,496,000	—	2,496,000
Other Financial Instruments
Assets
Futures Contracts	85,273	—	—	85,273
Forward Foreign Currency Exchange Contracts	—	2,131,622	—	2,131,622
Liabilities
Futures Contracts	(116,902)	—	—	(116,902)
Forward Foreign Currency Exchange Contracts	—	(2,241,153)	—	(2,241,153)

	(31,629)	213,033,140	—	213,001,511

Aberdeen Core Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	6,220,717	—	6,220,717
Commercial Mortgage-Backed Securities	—	10,978,275	—	10,978,275
Residential Mortgage-Backed Securities	—	3,622,747	—	3,622,747
Corporate Bonds	—	26,783,632	—	26,783,632
Municipal Bonds	—	2,845,347	—	2,845,347
Government Agencies	—	305,005	—	305,005
U.S. Agencies	—	26,364,568	—	26,364,568
U.S. Treasuries	—	5,957,739	—	5,957,739
Repurchase Agreement	—	408,000	—	408,000
Other Financial Instruments
Assets
Futures Contracts	30,609	—	—	30,609
Liabilities
Futures Contracts	(23,405)	—	—	(23,405)

	7,204	83,486,030	—	83,493,234

Aberdeen Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	643,739	—	643,739
Government Bonds	—	6,641,696	—	6,641,696
Government Agencies	—	1,215,335	—	1,215,335
Repurchase Agreement	—	719,000	—	719,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	36,910	—	36,910
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,741)	—	(7,741)

	—	9,248,939	—	9,248,939

Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Corporate Bonds	—	4,236,399	—	4,236,399
Government Bonds	—	37,197,927	—	37,197,927
Government Agencies	—	3,825,203	—	3,825,203
Repurchase Agreement	—	3,314,000	—	3,314,000

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	176,354	—	176,354
Liabilities
Forward Foreign Currency Exchange Contracts	—	(333,284)	—	(333,284)

	—	48,416,599	—	48,416,599

Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	236,673	—	236,673
Commercial Mortgage-Backed Securities	—	395,893	—	395,893
Residential Mortgage-Backed Securities	—	410,416	—	410,416
Corporate Bonds	—	7,812,477	—	7,812,477
Municipal Bonds	—	217,312	—	217,312
Government Bonds	—	9,491,253	—	9,491,253
Government Agencies	—	147,000	—	147,000
U.S. Agencies	—	1,544,371	—	1,544,371
U.S. Treasuries	—	825,943	—	825,943
Repurchase Agreement	—	206,000	—	206,000
Other Financial Instruments
Assets
Futures Contracts	29,088	—	—	29,088
Forward Foreign Currency Exchange Contracts	—	24,643	—	24,643
Liabilities
Futures Contracts	(5,771)	—	—	(5,771)
Forward Foreign Currency Exchange Contracts	—	(16,201)	—	(16,201)

	23,317	21,295,780	—	21,319,097

Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	99,785,700	—	99,785,700
Repurchase Agreement	—	1,321,000	—	1,321,000

	—	101,106,700	—	101,106,700

Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Asset-Backed Securities	—	985,878	—	985,878
Corporate Bonds	—	10,693,132	—	10,693,132
U.S. Agencies	—	3,592,336	—	3,592,336
U.S. Treasuries	—	300,387	—	300,387
Other Financial Instruments
Liabilities
Futures Contracts	(2,259)	—	—	(2,259)

	(2,259)	15,571,733	—	15,569,474

Aberdeen U.S. High Yield Bond Fund
Investments in Securities
Corporate Bonds	—	10,732,258	—	10,732,258
Repurchase Agreement	—	135,000	—	135,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	4,180	—	4,180
Credit Default Swaps Contracts	—	31,835	—	31,835
Liabilities
Credit Default Swaps Contracts	—	(60,962)	—	(60,962)

	—	10,842,311	—	10,842,311

Aberdeen Diversified Alternatives Fund
Investments in Securities
Mutual Funds	20,994,535	—	—	20,994,535
Exchange Traded Funds	2,620,332	—	—	2,620,332
Repurchase Agreement	—	1,218,000	—	1,218,000

	23,614,867	1,218,000	—	24,832,867

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

Aberdeen Diversified Income Fund
Investments in Securities
Mutual Funds	15,279,200	—	—	15,279,200
Exchange Traded Funds	10,742,177	—	—	10,742,177
Repurchase Agreement	—	124,000	—	124,000

	26,021,377	124,000	—	26,145,377

Aberdeen Dynamic Allocation Fund
Investments in Securities
Mutual Funds	18,874,754	—	—	18,874,754
Exchange Traded Funds	5,764,441	—	—	5,764,441
Repurchase Agreement	—	719,000	—	719,000

	24,639,195	719,000	—	25,358,195

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2014, one Fund had transfers between Level 1 and Level 2 because there was a valuation factor applied at January 31, 2014 not applied at a prior period end or a valuation factor applied at a prior period end not applied at January 31, 2014. For the period ended January 31, 2014 there have been no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2
China Opportunities Fund	423,236	335,530

(b) Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

(e) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. During the period, the Fund used forward contracts for the purposes of efficient portfolio management and managing active currency risk relative to the benchmark, the latter of which involves both hedging currency risk and adding currency risk in excess of underlying bond positions.

While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in such transactions. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by a Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose a Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of a Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as “initial margin”. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

During the period, futures contracts were used to manage interest rate risk and raise the efficiency of one or more Funds. The Aberdeen Asia Bond Fund used futures contracts specifically to manage interest rate risk in Korea as well as to hedge duration risk with respect to the U.S. Dollar credit portfolio.

There are significant risks associated with a Fund’s use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the ability of a Fund’s investment adviser and/or sub-adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in the price of futures contracts, interest rates and the value/market value of the securities held by a Fund; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swaps

Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by a Fund, and/or the termination value at the end of the contract. Therefore, a Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. A Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

Certain Funds are a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by certain Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement. To the extent a Fund engages in transactions under these agreements, it is subject to counterparty risk, which is described with respect to swaps both above and below.

Effective June 10, 2013, certain swaps, including interest rate swaps, must be cleared pursuant to U.S. Commodity Futures Trading Commission (“CFTC”) regulations. As a result, interest rate swaps entered into by a Fund after June 10, 2013 can no longer be traded over-the-counter and became subject to various regulations and rules of the CFTC.

Credit Default Swaps

Certain Funds use credit default swap contracts to limit or reduce risk exposure of defaults of corporate and sovereign issuers (i.e., to reduce risk when a Fund owns or has exposure to such issuers), or to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which a Fund is not otherwise exposed. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, a Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation. During the period, credit default swaps were used in the Aberdeen U.S. High Yield Bond Fund to adjust its exposure to the high yield bond sector and/or sell/buy protection on the credit risk of individual issuers. Credit default swaps were also used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.

Interest Rate Swaps

Certain Funds may invest in interest rate swap contracts. A Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between a Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts may have a term of one to ten years, but typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from a Fund in accordance with the terms of the contract based on the closing level of the relevant index or security and interest accrual through the valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements on interest rate swaps are recorded as realized gains or losses.

Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Board. A Fund bears the interest rate and market risk arising from any change in index or security values or interest rates.

(f) Short Sales

During the period, the Aberdeen Equity Long-Short Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(g) Credit-Linked Notes

The Aberdeen Asia Bond Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(h) Mortgage Dollar Rolls

Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. For accounting purposes, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

(i) Security Transactions, Investment Income and Expenses

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date.

Interest income and expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all or certain funds of the Trust based on net assets. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the total net asset value of each class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2. Tax Information

As of January 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$928,005,185	$55,992,307	$(73,530,364)	$(17,538,057)
Aberdeen Asia-Pacific Smaller Companies Fund	17,305,340	968,632	(2,203,354)	(1,234,722)
Aberdeen China Opportunities Fund	33,994,601	2,638,039	(3,677,605)	(1,039,566)
Aberdeen Emerging Markets Fund	10,290,017,062	1,069,810,445	(1,285,898,634)	(216,088,189)
Aberdeen Equity Long-Short Fund	535,588,918	106,074,289	(7,210,481)	98,863,808
Aberdeen European Equity Fund	5,522,594	365,117	(138,569)	226,548
Aberdeen Global Equity Fund	134,460,568	22,718,605	(6,118,833)	16,599,772
Aberdeen Global Natural Resources Fund	29,662,463	3,885,310	(4,878,460)	(993,150)
Aberdeen Global Small Cap Fund	279,812,238	30,667,963	(21,955,760)	8,712,203
Aberdeen International Equity Fund	830,307,616	140,320,985	(53,416,372)	86,904,613
Aberdeen Latin American Equity Fund	4,951,130	11,310	(1,276,823)	(1,265,513)
Aberdeen Small Cap Fund	99,954,479	35,274,278	(446,598)	34,827,680

Notes to Statements of Investments (unaudited) (concluded)

January 31, 2014

Aberdeen U.S. Equity Fund	308,652,606	101,926,845	(3,036,677)	98,890,168
Aberdeen Asia Bond Fund	226,603,684	2,692,969	(16,153,982)	(13,461,013)
Aberdeen Core Fixed Income Fund	83,263,947	1,280,615	(1,058,532)	222,083
Aberdeen Emerging Markets Debt Fund	9,968,764	25,833	(774,827)	(748,994)
Aberdeen Emerging Markets Debt Local Currency Fund	57,147,480	20,813	(8,594,764)	(8,573,951)
Aberdeen Global Fixed Income Fund	21,169,105	624,651	(506,418)	118,233
Aberdeen Tax-Free Income Fund	94,625,909	7,032,016	(551,225)	6,480,791
Aberdeen Ultra-Short Duration Bond Fund	15,520,990	54,033	(3,290)	50,743
Aberdeen U.S. High Yield Bond Fund	11,024,502	307,058	(464,302)	(157,244)
Aberdeen Diversified Alternatives Fund	22,914,366	1,987,248	(68,747)	1,918,501
Aberdeen Diversified Income Fund	25,167,522	1,610,090	(632,235)	977,855
Aberdeen Dynamic Allocation Fund	23,680,316	2,202,842	(524,963)	1,677,879

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Gary Marshall
Gary Marshall,
Principal Executive Officer

March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary Marshall
Gary Marshall,
Principal Executive Officer

March 27, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

March 27, 2014